Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
November 30, 2022
SEI-NPRT3-0123
1.810690.118
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	97,399	3,311,566
AST SpaceMobile, Inc. (a)(b)	218,945	1,263,313
ATN International, Inc.	50,685	2,453,661
Bandwidth, Inc. (a)	107,730	2,462,708
Charge Enterprises, Inc. (a)	509,595	1,080,341
Cogent Communications Group, Inc.	219,320	12,731,526
Consolidated Communications Holdings, Inc. (a)	367,535	1,698,012
Cuentas, Inc. (a)	9,624	2,881
EchoStar Holding Corp. Class A (a)(b)	173,325	3,015,855
Frontier Communications Parent, Inc. (a)(b)	1,119,860	28,858,792
Globalstar, Inc. (a)(b)	3,553,741	6,752,108
IDT Corp. Class B (a)	104,063	2,908,561
Iridium Communications, Inc. (a)	638,565	33,907,802
Liberty Global PLC:
Class A (a)	697,882	14,013,471
Class B (a)	299	6,097
Class C (a)	1,567,382	32,413,460
Liberty Latin America Ltd.:
Class A (a)	239,921	1,856,989
Class C (a)	680,082	5,297,839
Ooma, Inc. (a)	119,588	1,883,511
Radius Global Infrastructure, Inc. (a)	375,797	4,757,590
Starry Group Holdings, Inc. Class A (a)(b)	510,927	96,054
		160,772,137
Entertainment - 1.0%
AMC Entertainment Holdings, Inc. Class A (a)(b)	2,588,965	18,718,217
Ballantyne of Omaha, Inc. (a)	107,880	267,003
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	41,074	269,445
Cinedigm Corp. (a)(b)	843,266	400,720
Cinemark Holdings, Inc. (a)	533,363	7,259,070
CuriosityStream, Inc. Class A (a)(b)	124,043	166,218
Dolphin Entertainment, Inc. (a)(b)	42,516	106,715
Endeavor Group Holdings, Inc. (a)	868,082	19,089,123
Gaia, Inc. Class A (a)	92,804	240,362
Genius Brands International, Inc. (a)(b)	1,542,448	1,127,529
Golden Matrix Group, Inc. (a)(b)	59,037	141,689
Grom Social Enterprises, Inc. (a)	57,823	9,714
Liberty Media Corp. Liberty Braves:
Class A (a)(b)	89,328	2,958,543
Class C (a)	163,740	5,334,649
Liberty Media Corp. Liberty Formula One:
Class A (a)	24,697	1,357,594
Series C (a)	1,095,034	66,731,372
Lions Gate Entertainment Corp.:
Class A (a)	365,843	2,795,041
Class B (a)	539,512	3,841,325
LiveOne, Inc. (a)(b)	336,421	228,766
Madison Square Garden Entertainment Corp. (a)(b)	135,366	6,513,812
Madison Square Garden Sports Corp.	83,920	13,665,533
Marcus Corp. (b)	134,198	2,179,376
Motorsport Games, Inc. Class A (a)(b)	1,876	9,342
Moving Image Technologies, Inc. (a)(b)	73,322	87,253
Playstudios, Inc. Class A (a)	404,128	1,689,255
Playtika Holding Corp. (a)(b)	444,979	4,205,052
Reading International, Inc. Class A (a)	96,506	310,749
Reservoir Media, Inc. (a)	174,489	1,102,770
Roblox Corp. (a)	1,799,122	57,158,106
Roku, Inc. Class A (a)	606,049	35,981,129
Sciplay Corp. (A Shares) (a)	118,143	1,892,651
Skillz, Inc. (a)(b)	1,477,383	1,446,210
Warner Music Group Corp. Class A	585,344	20,059,739
World Wrestling Entertainment, Inc. Class A (b)	219,557	17,538,213
		294,882,285
Interactive Media & Services - 0.9%
Angi, Inc. (a)	365,244	814,494
Bumble, Inc. (a)	397,012	9,671,212
BuzzFeed, Inc. (a)(b)	176,566	203,051
CarGurus, Inc. Class A (a)	473,057	6,187,586
Cars.com, Inc. (a)	307,871	4,550,333
DHI Group, Inc. (a)	206,249	1,159,119
Eventbrite, Inc. (a)(b)	405,418	2,955,497
EverQuote, Inc. Class A (a)	90,976	982,541
FaZe Holdings, Inc. Class A (a)(b)	124,886	253,519
fuboTV, Inc. (a)(b)	914,135	2,550,437
IAC, Inc. (a)	394,861	20,489,337
Izea Worldwide, Inc. (a)(b)	292,050	193,045
Kubient, Inc. (a)(b)	56,207	55,656
Liberty TripAdvisor Holdings, Inc. (a)	381,993	336,154
MediaAlpha, Inc. Class A (a)	109,500	1,299,765
Nextdoor Holdings, Inc. (a)(b)	637,316	1,433,961
Outbrain, Inc. (a)(b)	165,446	641,930
Paltalk, Inc. (a)(b)	16,172	24,581
Pinterest, Inc. Class A (a)	2,923,945	74,326,682
Professional Diversity Network, Inc. (a)(b)	32,687	29,745
QuinStreet, Inc. (a)	259,053	3,686,324
Shutterstock, Inc.	122,710	6,604,252
Snap, Inc. Class A (a)	5,157,711	53,176,000
Society Pass, Inc.	72,745	110,572
Super League Gaming, Inc. (a)(b)	185,181	126,219
System1, Inc. (a)(b)	102,859	537,953
The Arena Group Holdings, Inc. (b)	66,029	905,918
Travelzoo, Inc. (a)(b)	35,517	190,016
TripAdvisor, Inc. (a)(b)	522,234	10,648,351
TrueCar, Inc. (a)	427,829	1,065,294
Vimeo, Inc. (a)	775,435	3,318,862
Vinco Ventures, Inc. (a)(b)	1,033,937	693,358
Wejo Group Ltd. (a)	215,098	202,902
Yelp, Inc. (a)	348,071	10,772,797
Zedge, Inc. (a)	63,270	151,215
Ziff Davis, Inc. (a)	236,358	21,806,389
ZipRecruiter, Inc. (a)	288,555	4,778,471
Zoominfo Technologies, Inc. (a)	1,355,670	38,772,162
		285,705,700
Media - 1.4%
AdTheorent Holding Co., Inc. Class A (a)(b)	156,567	302,174
Advantage Solutions, Inc. Class A (a)	499,716	1,239,296
Altice U.S.A., Inc. Class A (a)(b)	1,090,211	4,971,362
AMC Networks, Inc. Class A (a)	137,650	2,747,494
Audacy, Inc. Class A (a)	562,393	161,463
Beasley Broadcast Group, Inc. Class A (a)	103,820	107,973
Boston Omaha Corp. (a)(b)	104,032	2,980,517
Cable One, Inc.	24,036	17,409,034
Cardlytics, Inc. (a)(b)	180,363	809,830
Cbdmd, Inc. (a)(b)	207,358	55,987
Clear Channel Outdoor Holdings, Inc. (a)	2,432,894	2,749,170
comScore, Inc. (a)(b)	409,623	552,991
Creative Realities, Inc. (a)(b)	128,005	83,203
Cumulus Media, Inc. (a)	88,838	650,294
Daily Journal Corp. (a)	4,363	1,199,825
DallasNews Corp.	24,211	106,286
Digital Media Solutions, Inc. Class A (a)(b)	41,991	71,805
Direct Digital Holdings, Inc. (a)(b)	12,409	33,877
E.W. Scripps Co. Class A (a)	281,690	4,219,716
Emerald Holding, Inc. (a)	126,121	484,305
Entravision Communication Corp. Class A	287,191	1,596,782
Fluent, Inc. (a)	243,861	314,581
Gannett Co., Inc. (a)(b)	672,210	1,680,525
Gray Television, Inc.	424,460	4,966,182
Harte-Hanks, Inc. (a)	26,515	266,211
IDW Media Holdings, Inc. Class B (a)	17,754	19,707
iHeartMedia, Inc. (a)	549,622	4,418,961
Innovid Corp. (a)(b)	380,516	1,126,327
Insignia Systems, Inc. (a)(b)	8,973	80,667
Integral Ad Science Holding Corp. (a)	206,369	2,053,372
John Wiley & Sons, Inc. Class A	227,616	10,791,275
Lee Enterprises, Inc. (a)	26,318	473,724
Liberty Broadband Corp.:
Class A (a)	17,830	1,608,266
Class C (a)	676,555	61,471,787
Liberty Media Corp. Liberty SiriusXM:
Series A (a)(b)	386,688	16,944,668
Series C (a)	732,534	32,106,965
Loyalty Ventures, Inc. (a)	95,880	231,071
Magnite, Inc. (a)	626,506	6,960,482
Marchex, Inc. Class B (a)	163,894	278,620
Mediaco Holding, Inc. (a)	11,191	12,086
Mobiquity Technologies, Inc. (a)(b)	3,607	3,571
National CineMedia, Inc.	225,094	95,823
Nexstar Broadcasting Group, Inc. Class A	190,715	36,151,935
Nextplay Technologies, Inc. (a)	376,604	60,935
PubMatic, Inc. (a)(b)	222,169	3,481,388
Saga Communications, Inc. Class A	25,684	661,363
Salem Communications Corp. Class A (a)	83,886	111,568
Scholastic Corp.	148,419	6,102,989
Sinclair Broadcast Group, Inc. Class A	210,151	3,900,403
Sirius XM Holdings, Inc. (b)	3,535,649	22,946,362
SPAR Group, Inc. (a)(b)	78,207	105,579
Stagwell, Inc. (a)(b)	530,999	3,961,253
Stran & Co., Inc. (a)(b)	36,443	48,834
TechTarget, Inc. (a)	140,983	6,437,284
TEGNA, Inc.	1,096,549	21,645,877
The New York Times Co. Class A	815,160	29,875,614
The Trade Desk, Inc. (a)	2,228,149	116,175,689
Thryv Holdings, Inc. (a)	162,355	3,113,969
Townsquare Media, Inc. (a)	57,179	424,840
Troika Media Group, Inc. (a)	45,005	5,725
Urban One, Inc.:
Class A (a)	29,636	147,884
Class D (non-vtg.) (a)	84,473	371,681
WideOpenWest, Inc. (a)	280,495	2,911,538
Xcel Brands, Inc. (a)(b)	41,350	34,730
		447,115,695
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	332,972	5,224,331
KORE Group Holdings, Inc. (a)(b)	129,571	308,379
NII Holdings, Inc. (a)(c)	487,940	126,864
Shenandoah Telecommunications Co.	253,248	4,930,739
Spok Holdings, Inc.	96,202	781,160
SurgePays, Inc. (a)(b)	44,586	293,822
Telephone & Data Systems, Inc.	492,553	5,191,509
U.S. Cellular Corp. (a)	67,922	1,444,022
		18,300,826
TOTAL COMMUNICATION SERVICES		1,206,776,643
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
Adient PLC (a)	476,138	18,540,814
American Axle & Manufacturing Holdings, Inc. (a)	566,436	5,896,599
Autoliv, Inc.	392,307	34,679,939
Cooper-Standard Holding, Inc. (a)(b)	83,960	593,597
Dana, Inc.	642,575	11,315,746
Dorman Products, Inc. (a)	141,957	12,725,025
Fox Factory Holding Corp. (a)	210,831	22,369,169
Garrett Motion, Inc. (a)(b)	277,755	1,966,505
Gentex Corp.	1,176,103	33,989,377
Gentherm, Inc. (a)	167,717	12,006,860
Holley, Inc. (a)	249,851	684,592
Horizon Global Corp. (a)	112,159	72,634
LCI Industries	127,057	12,560,855
Lear Corp.	296,280	42,735,427
Luminar Technologies, Inc. (a)(b)	1,157,550	8,866,833
Modine Manufacturing Co. (a)	263,541	5,579,163
Motorcar Parts of America, Inc. (a)	97,347	1,097,101
Patrick Industries, Inc.	110,306	6,169,415
QuantumScape Corp. Class A (a)(b)	1,375,187	10,300,151
Solid Power, Inc. (a)	532,517	1,954,337
Standard Motor Products, Inc.	95,605	3,672,188
Stoneridge, Inc. (a)	133,286	3,157,545
Strattec Security Corp. (a)	19,431	482,666
Superior Industries International, Inc. (a)	102,931	478,629
Sypris Solutions, Inc. (a)	63,896	145,044
The Goodyear Tire & Rubber Co. (a)	1,413,555	15,860,087
Unique Fabricating, Inc. (a)(b)	27,077	15,434
Visteon Corp. (a)	140,028	20,556,110
Worksport Ltd. (a)(b)	67,170	105,457
XL Fleet Corp. (Class A) (a)	602,302	578,210
XPEL, Inc. (a)	98,844	6,775,756
		295,931,265
Automobiles - 0.6%
Arcimoto, Inc. (a)(b)	7,986	59,496
AYRO, Inc. (a)(b)	119,345	69,781
Canoo, Inc. (a)(b)	735,315	985,322
Envirotech Vehicles, Inc. (a)(b)	65,353	203,248
Faraday Future Intelligent Electric, Inc. (a)(b)	580,343	186,348
Fisker, Inc. (a)(b)	723,328	5,598,559
Harley-Davidson, Inc.	667,336	31,451,546
Lordstown Motors Corp. Class A (a)(b)	823,988	1,367,820
Lucid Group, Inc. Class A (a)(b)	2,926,887	29,678,634
Mullen Automotive, Inc. (a)(b)	1,988,456	381,982
Rivian Automotive, Inc.	2,724,281	87,285,963
Thor Industries, Inc. (b)	273,370	23,548,092
Volcon, Inc. (a)(b)	73,647	87,640
Winnebago Industries, Inc.	160,044	9,376,978
Workhorse Group, Inc. (a)(b)	903,641	2,078,374
		192,359,783
Distributors - 0.0%
Amcon Distributing Co.	1,006	160,960
Educational Development Corp.	33,295	99,219
Funko, Inc. (a)(b)	172,621	1,639,900
Kaival Brands Innovations Group, Inc. (a)(b)	69,813	74,700
Weyco Group, Inc.	34,917	893,875
		2,868,654
Diversified Consumer Services - 0.8%
2U, Inc. (a)	386,189	3,101,098
ADT, Inc.	1,070,883	10,002,047
Adtalem Global Education, Inc. (a)	229,273	9,537,757
American Public Education, Inc. (a)	97,370	1,251,205
Amesite, Inc. (a)(b)	81,397	22,791
Aspen Group, Inc. (a)	110,266	41,140
Bright Horizons Family Solutions, Inc. (a)	288,677	21,419,833
Carriage Services, Inc.	64,178	1,614,077
Chegg, Inc. (a)	635,240	18,955,562
Coursera, Inc. (a)	417,858	5,824,941
Duolingo, Inc. (a)	124,227	8,654,895
European Wax Center, Inc. (b)	125,076	1,813,602
Frontdoor, Inc. (a)	408,432	9,545,056
Graham Holdings Co.	19,192	12,353,507
Grand Canyon Education, Inc. (a)	160,260	18,120,598
H&R Block, Inc.	797,176	34,844,563
Laureate Education, Inc. Class A	673,921	7,062,692
Lincoln Educational Services Corp. (a)	122,019	806,546
Mister Car Wash, Inc. (a)(b)	390,493	3,998,648
Nerdy, Inc. Class A (a)(b)	289,853	611,590
OneSpaWorld Holdings Ltd. (a)	289,503	2,886,345
Perdoceo Education Corp. (a)	329,960	4,734,926
Regis Corp. (a)(b)	209,527	272,385
Rover Group, Inc. Class A (a)	479,709	2,312,197
Service Corp. International	789,939	56,441,142
Strategic Education, Inc.	114,078	9,331,580
Stride, Inc. (a)	205,127	7,263,547
The Beachbody Co., Inc. (a)(b)	658,943	461,260
Udemy, Inc. (a)	328,299	4,658,563
Universal Technical Institute, Inc. (a)	167,150	1,210,166
Vivint Smart Home, Inc. Class A (a)	220,557	2,046,769
Wag! Group Co. (a)(b)	43,375	113,643
WW International, Inc. (a)	276,992	1,143,977
Xwell, Inc. (a)(b)	545,800	226,507
		262,685,155
Hotels, Restaurants & Leisure - 3.0%
Accel Entertainment, Inc. (a)	284,600	2,433,330
Airbnb, Inc. Class A (a)	1,998,290	204,105,341
Allied Esports Entertainment, Inc. (a)	91,492	126,259
ARAMARK Holdings Corp.	1,286,318	53,510,829
Ark Restaurants Corp.	10,347	199,904
Bally's Corp. (a)	136,774	3,419,350
Biglari Holdings, Inc.:
Class A (a)	349	242,555
Class B (a)	3,134	450,857
BJ's Restaurants, Inc. (a)	117,599	3,772,576
Bloomin' Brands, Inc.	447,879	10,086,235
Bluegreen Vacations Holding Corp. Class A	51,526	1,110,385
Bowlero Corp. Class A (a)(b)	169,224	2,362,367
Boyd Gaming Corp.	406,258	24,915,803
Brinker International, Inc. (a)	221,856	7,421,083
BurgerFi International, Inc. (a)(b)	60,459	89,479
Canterbury Park Holding Co.	13,555	389,029
Carrols Restaurant Group, Inc. (a)	159,987	238,381
Century Casinos, Inc. (a)	138,021	1,031,017
Choice Hotels International, Inc.	144,612	17,819,091
Churchill Downs, Inc.	165,878	36,818,281
Chuy's Holdings, Inc. (a)	95,536	3,027,536
Cracker Barrel Old Country Store, Inc. (b)	113,042	12,977,222
Dave & Buster's Entertainment, Inc. (a)	214,051	8,489,263
Denny's Corp. (a)	283,171	3,550,964
Dine Brands Global, Inc.	80,079	5,973,093
Draftkings Holdings, Inc. (a)(b)	2,244,670	34,388,344
Drive Shack, Inc. (a)(b)	463,952	199,963
Dutch Bros, Inc. (a)(b)	131,238	4,952,922
Ebet, Inc. (a)(b)	56,373	37,257
El Pollo Loco Holdings, Inc.	105,931	1,154,648
Elys Game Technology Corp. (a)	28,618	4,350
Esports Entertainment Group, Inc. (a)(b)	110,717	13,142
Everi Holdings, Inc. (a)	449,388	7,513,767
F45 Training Holdings, Inc. (a)	180,669	486,000
FAT Brands, Inc.:
Class A (b)	11,877	80,170
Class B	16,690	116,496
Fiesta Restaurant Group, Inc. (a)	93,861	611,974
First Watch Restaurant Group, Inc. (a)	53,394	837,218
Flanigans Enterprises, Inc.	5,284	149,635
Full House Resorts, Inc. (a)	169,028	1,293,064
GAN Ltd. (a)	226,991	304,168
Global Business Travel Group, Inc. (a)(b)	57,687	286,704
Golden Entertainment, Inc. (a)	107,589	4,767,269
Good Times Restaurants, Inc. (a)	49,500	119,790
Hall of Fame Resort & Entertainment Co. (a)(b)	301,089	180,533
Hilton Grand Vacations, Inc. (a)	407,601	17,942,596
Hyatt Hotels Corp. Class A (a)	250,369	25,117,018
Inspirato, Inc. (a)(b)	71,364	132,737
Inspired Entertainment, Inc. (a)	119,559	1,463,402
Jack in the Box, Inc.	106,796	7,721,351
Krispy Kreme, Inc.	329,472	5,080,458
Kura Sushi U.S.A., Inc. Class A (a)(b)	17,906	1,176,424
Life Time Group Holdings, Inc. (a)(b)	275,377	3,533,087
Light & Wonder, Inc. Class A (a)	473,892	30,693,985
Lindblad Expeditions Holdings (a)	172,923	1,570,141
Lottery.Com, Inc. (a)(b)	174,820	50,033
Marriott Vacations Worldwide Corp.	196,859	29,328,054
Membership Collective Group, Inc. Class A (a)(b)	206,691	930,110
Monarch Casino & Resort, Inc. (a)	68,054	5,774,382
Muscle Maker, Inc. (a)	60,875	37,925
Nathan's Famous, Inc.	13,395	909,521
Noodles & Co. (a)	196,606	1,083,299
Papa John's International, Inc.	161,274	13,427,673
Penn Entertainment, Inc. (a)	793,930	27,938,397
Planet Fitness, Inc. (a)	422,353	33,095,581
Playa Hotels & Resorts NV (a)	659,017	4,052,955
PlayAGS, Inc. (a)	144,548	766,104
Portillo's, Inc. (a)(b)	182,796	3,690,651
Potbelly Corp. (a)	127,648	710,999
Rave Restaurant Group, Inc. (a)	98,079	175,561
RCI Hospitality Holdings, Inc.	43,228	3,934,613
Red Robin Gourmet Burgers, Inc. (a)(b)	84,916	703,954
Red Rock Resorts, Inc.	247,559	11,155,009
Rush Street Interactive, Inc. (a)	288,610	1,018,793
Ruth's Hospitality Group, Inc.	150,366	2,632,909
SeaWorld Entertainment, Inc. (a)	210,910	12,034,525
Shake Shack, Inc. Class A (a)	189,123	9,947,870
Six Flags Entertainment Corp. (a)	365,378	8,801,956
Sonder Holdings, Inc. (a)(b)	697,259	1,234,148
Sweetgreen, Inc. Class A (b)	375,135	5,375,685
Target Hospitality Corp. (a)	119,246	1,724,297
Texas Roadhouse, Inc. Class A	333,936	33,166,524
The Cheesecake Factory, Inc. (b)	247,018	8,655,511
The ONE Group Hospitality, Inc. (a)(b)	126,580	834,162
Travel+Leisure Co.	418,516	16,267,717
Vacasa, Inc. Class A (a)(b)	402,957	632,642
Vail Resorts, Inc.	201,556	51,908,732
Wendy's Co.	849,534	19,165,487
Wingstop, Inc.	149,793	24,792,239
Wyndham Hotels & Resorts, Inc.	451,105	33,075,019
Xponential Fitness, Inc. (a)(b)	88,158	1,951,818
		927,473,698
Household Durables - 0.9%
Aterian, Inc. (a)(b)	343,207	370,664
Bassett Furniture Industries, Inc.	47,104	894,505
Beazer Homes U.S.A., Inc. (a)	150,526	2,054,680
Cavco Industries, Inc. (a)	41,707	9,577,178
Century Communities, Inc.	142,191	6,847,919
Cricut, Inc. (a)(b)	197,991	1,627,486
Dixie Group, Inc. (a)	66,633	66,213
Dream Finders Homes, Inc. (a)(b)	101,317	996,959
Emerson Radio Corp. (a)	23,862	13,535
Ethan Allen Interiors, Inc.	109,425	3,113,141
Flexsteel Industries, Inc.	26,990	399,452
GoPro, Inc. Class A (a)	634,713	3,478,227
Green Brick Partners, Inc. (a)	136,399	3,298,128
Hamilton Beach Brands Holding Co. Class A	28,731	407,980
Harbor Custom Development, Inc. (a)(b)	65,535	39,321
Helen of Troy Ltd. (a)	120,051	11,829,826
Hooker Furnishings Corp.	59,860	1,018,219
Hovnanian Enterprises, Inc. Class A (a)	24,782	1,189,784
Installed Building Products, Inc.	119,062	10,111,936
iRobot Corp. (a)(b)	136,074	7,088,095
KB Home	423,144	13,282,490
Koss Corp. (a)(b)	33,441	214,022
La-Z-Boy, Inc.	225,050	6,128,112
Landsea Homes Corp. (a)	49,262	270,448
Legacy Housing Corp. (a)	42,383	742,550
Leggett & Platt, Inc.	664,294	23,655,509
LGI Homes, Inc. (a)	102,708	10,203,013
Lifetime Brands, Inc.	60,906	512,219
Live Ventures, Inc. (a)	8,110	205,224
Lovesac (a)	74,753	1,947,316
M.D.C. Holdings, Inc.	284,842	9,237,426
M/I Homes, Inc. (a)	140,293	6,338,438
Meritage Homes Corp. (a)	183,324	15,841,027
Nova LifeStyle, Inc. (a)	18,847	9,610
Purple Innovation, Inc. (a)(b)	204,475	1,032,599
Skyline Champion Corp. (a)	264,784	13,766,120
Snap One Holdings Corp. (a)	86,030	697,703
Sonos, Inc. (a)	637,916	11,182,667
Taylor Morrison Home Corp. (a)	566,544	17,217,272
Tempur Sealy International, Inc.	860,810	27,347,934
Toll Brothers, Inc.	532,911	25,531,766
TopBuild Corp. (a)	161,870	24,940,930
Traeger, Inc. (a)(b)	280,617	897,974
TRI Pointe Homes, Inc. (a)	502,318	9,262,744
Tupperware Brands Corp. (a)	190,422	881,654
Universal Electronics, Inc. (a)	63,769	1,394,628
Vizio Holding Corp. (a)(b)	275,012	2,829,873
VOXX International Corp. (a)(b)	69,270	761,277
Vuzix Corp. (a)(b)	299,655	1,249,561
Weber, Inc. (b)	96,580	656,744
ZAGG, Inc. rights (a)(c)	138,785	12,491
		292,674,589
Internet & Direct Marketing Retail - 1.5%
1-800-FLOWERS.com, Inc. Class A (a)	143,987	1,218,130
1stDibs.com, Inc. (a)(b)	87,459	526,503
a.k.a. Brands Holding Corp. (a)(b)	78,238	140,828
BARK, Inc. (a)	513,947	853,152
Boxed, Inc. Class A (a)	251,242	92,306
CarParts.com, Inc. (a)(b)	270,828	1,467,888
Chewy, Inc. (a)(b)	454,466	19,601,119
ContextLogic, Inc. (a)(b)	2,489,934	1,826,865
Digital Brands Group, Inc. (a)(b)	131	476
Doordash, Inc. (a)	1,309,114	76,255,891
Duluth Holdings, Inc. (a)(b)	65,495	573,736
Groupon, Inc. (a)(b)	108,700	905,471
Grove Collaborative Holdings, Inc. Class A (a)(b)	182,802	112,643
iMedia Brands, Inc. (a)(b)	73,063	43,034
iPower, Inc. (a)(b)	15,769	7,662
Kidpik Corp. (b)	17,334	13,259
Lands' End, Inc. (a)(b)	66,276	766,151
Liquidity Services, Inc. (a)	136,255	2,274,096
Lulu's Fashion Lounge Holdings, Inc. (b)	44,545	171,498
Lyft, Inc. (a)	1,536,955	17,244,635
Overstock.com, Inc. (a)(b)	233,191	6,207,544
PARTS iD, Inc. (a)(b)	15,012	19,516
PetMed Express, Inc. (b)	102,980	2,039,004
Polished.Com, Inc. (a)(b)	574,973	396,789
Porch Group, Inc. Class A (a)(b)	405,574	827,371
Poshmark, Inc. (a)	214,992	3,833,307
Quotient Technology, Inc. (a)	435,230	1,283,929
Qurate Retail, Inc.	10,333	85,041
Qurate Retail, Inc. Series A	1,722,653	4,048,235
Remark Holdings, Inc. (a)(b)	528,756	126,901
Rent the Runway, Inc. Class A (a)(b)	214,251	284,954
Revolve Group, Inc. (a)(b)	208,903	5,519,217
RumbleON, Inc. Class B (a)	48,806	372,390
Stitch Fix, Inc. (a)(b)	359,035	1,450,501
The RealReal, Inc. (a)(b)	418,662	623,806
thredUP, Inc. (a)(b)	302,613	378,266
Trxade Health, Inc. (a)	24,550	13,871
Uber Technologies, Inc. (a)	9,913,688	288,884,868
Vivid Seats, Inc. Class A (b)	116,884	911,695
Waitr Holdings, Inc. (a)(b)	26,496	22,013
Wayfair LLC Class A (a)(b)	384,435	14,085,698
Xometry, Inc. (a)(b)	148,312	6,263,216
		461,773,475
Leisure Products - 0.6%
Acushnet Holdings Corp.	165,641	7,528,383
American Outdoor Brands, Inc. (a)(b)	67,962	642,921
AMMO, Inc. (a)(b)	448,040	958,806
Brunswick Corp.	372,909	27,669,848
Clarus Corp.	158,549	1,319,128
Escalade, Inc.	50,247	507,997
JAKKS Pacific, Inc. (a)	37,205	700,198
Johnson Outdoors, Inc. Class A	26,755	1,513,263
Latham Group, Inc. (a)	208,336	718,759
Malibu Boats, Inc. Class A (a)	104,113	6,008,361
Marine Products Corp.	46,905	546,443
MasterCraft Boat Holdings, Inc. (a)	92,779	2,386,276
Mattel, Inc. (a)	1,768,271	32,235,580
Nautilus, Inc. (a)(b)	175,600	259,888
Peloton Interactive, Inc. Class A (a)(b)	1,538,744	17,510,907
Polaris, Inc.	279,588	31,889,807
Smith & Wesson Brands, Inc.	234,221	2,756,781
Solo Brands, Inc. Class A (a)(b)	108,884	473,645
Sturm, Ruger & Co., Inc.	89,433	4,912,555
Topgolf Callaway Brands Corp. (a)(b)	690,823	14,472,742
Vista Outdoor, Inc. (a)	280,463	7,844,550
YETI Holdings, Inc. (a)	435,499	19,549,550
		182,406,388
Multiline Retail - 0.3%
Big Lots, Inc. (b)	142,471	2,778,185
Dillard's, Inc. Class A	17,666	6,354,460
Franchise Group, Inc.	144,011	3,751,487
Kohl's Corp.	639,965	20,530,077
Macy's, Inc.	1,344,421	31,593,894
Nordstrom, Inc.	564,538	11,838,362
Ollie's Bargain Outlet Holdings, Inc. (a)	293,164	17,853,688
Tuesday Morning Corp. (a)(b)	300,213	34,915
		94,735,068
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	261,006	6,258,924
Academy Sports & Outdoors, Inc.	423,609	21,383,782
America's Car Mart, Inc. (a)	30,050	2,186,438
American Eagle Outfitters, Inc.	804,781	12,731,635
Arhaus, Inc. (b)	104,473	1,006,075
Arko Corp.	355,250	3,350,008
Asbury Automotive Group, Inc. (a)	108,829	20,418,497
AutoNation, Inc. (a)	193,199	23,939,288
Barnes & Noble Education, Inc. (a)	203,322	516,438
Bed Bath & Beyond, Inc. (a)(b)	342,270	1,163,718
Big 5 Sporting Goods Corp.	109,769	1,362,233
Boot Barn Holdings, Inc. (a)	149,901	10,095,832
Brilliant Earth Group, Inc. Class A (a)(b)	47,870	252,754
Build-A-Bear Workshop, Inc.	65,194	1,548,358
Burlington Stores, Inc. (a)	330,596	64,691,025
Caleres, Inc.	184,928	4,467,860
Camping World Holdings, Inc.	203,092	5,591,123
CarLotz, Inc. Class A (a)	413,552	69,270
Carvana Co. Class A (a)(b)	498,466	3,843,173
Chico's FAS, Inc. (a)	639,942	3,756,460
Citi Trends, Inc. (a)	44,841	1,355,095
Conn's, Inc. (a)(b)	62,094	618,456
Designer Brands, Inc. Class A	274,668	4,202,420
Destination XL Group, Inc. (a)	270,277	1,800,045
Dick's Sporting Goods, Inc.	284,456	34,015,248
Envela Corp. (a)(b)	42,390	219,156
EVgo, Inc. Class A (a)(b)	346,938	2,220,403
Express, Inc. (a)(b)	354,031	502,724
Five Below, Inc. (a)	277,866	44,697,525
Floor & Decor Holdings, Inc. Class A (a)	531,066	39,633,456
Foot Locker, Inc.	404,496	16,098,941
GameStop Corp. Class A (b)	1,265,142	33,159,372
Gap, Inc. (b)	1,079,984	15,702,967
Genesco, Inc. (a)	65,495	3,418,839
Group 1 Automotive, Inc.	78,898	15,254,139
GrowGeneration Corp. (a)(b)	300,198	2,038,344
Guess?, Inc.	170,133	3,531,961
Haverty Furniture Companies, Inc.	71,786	2,263,413
Hibbett, Inc.	61,214	4,080,525
J.Jill, Inc. (a)	22,633	575,784
JOANN, Inc. (b)	62,799	315,879
Kirkland's, Inc. (a)(b)	68,083	261,439
Lazydays Holdings, Inc. (a)(b)	47,922	663,720
Leslie's, Inc. (a)(b)	744,793	10,873,978
Lithia Motors, Inc. Class A (sub. vtg.)	137,630	32,936,235
LL Flooring Holdings, Inc. (a)	147,428	1,003,985
MarineMax, Inc. (a)	112,687	3,722,052
Monro, Inc.	163,383	7,429,025
Murphy U.S.A., Inc.	107,130	31,690,125
National Vision Holdings, Inc. (a)(b)	394,030	15,942,454
OneWater Marine, Inc. Class A (a)(b)	56,114	1,834,367
Party City Holdco, Inc. (a)(b)	521,920	370,563
Penske Automotive Group, Inc. (b)	127,254	16,091,268
Petco Health & Wellness Co., Inc. (a)(b)	410,129	4,527,824
Rent-A-Center, Inc.	271,123	6,531,353
RH (a)	100,101	28,711,970
Sally Beauty Holdings, Inc. (a)	536,994	6,315,049
Shift Technologies, Inc. Class A (a)(b)	338,175	93,844
Shoe Carnival, Inc.	85,837	2,266,955
Signet Jewelers Ltd.	232,308	15,100,020
Sleep Number Corp. (a)(b)	111,798	3,270,092
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	94,612	5,027,682
Sportsman's Warehouse Holdings, Inc. (a)	226,975	2,228,895
The Aaron's Co., Inc.	156,783	1,911,185
The Buckle, Inc.	148,549	6,528,729
The Cato Corp. Class A (sub. vtg.)	86,990	904,696
The Children's Place, Inc. (a)	64,438	2,287,549
The Container Store Group, Inc. (a)	164,711	782,377
The ODP Corp. (a)	209,814	10,098,348
Tile Shop Holdings, Inc. (b)	175,644	737,705
Tilly's, Inc.	114,516	1,087,902
Torrid Holdings, Inc. (a)(b)	62,967	255,646
TravelCenters of America LLC (a)	62,988	3,221,836
Urban Outfitters, Inc. (a)(b)	293,834	8,503,556
Victoria's Secret & Co. (a)	418,107	19,232,922
Volta, Inc. (a)(b)	624,124	307,256
Vroom, Inc. (a)(b)	660,377	812,264
Warby Parker, Inc. (a)	316,562	5,391,051
Williams-Sonoma, Inc. (b)	344,021	40,216,055
Winmark Corp.	13,312	3,194,880
Zumiez, Inc. (a)(b)	75,856	1,763,652
		718,468,087
Textiles, Apparel & Luxury Goods - 1.7%
Allbirds, Inc. Class A (b)	470,926	1,356,267
Capri Holdings Ltd. (a)	686,520	39,371,922
Carter's, Inc.	194,918	14,236,811
Charles & Colvard Ltd. (a)	137,369	123,632
Columbia Sportswear Co.	176,923	15,850,532
Crocs, Inc. (a)	308,876	31,196,476
Crown Crafts, Inc.	21,763	128,184
Culp, Inc.	47,917	245,814
Deckers Outdoor Corp. (a)	132,605	52,893,482
Delta Apparel, Inc. (a)	30,790	406,428
Forward Industries, Inc. (NY Shares) (a)(b)	23,724	29,418
Fossil Group, Inc. (a)	234,153	1,116,910
G-III Apparel Group Ltd. (a)	209,584	4,533,302
Hanesbrands, Inc. (b)	1,751,495	11,770,046
Jerash Holdings U.S., Inc.	22,707	100,592
Kontoor Brands, Inc.	245,883	10,683,616
Lakeland Industries, Inc. (a)(b)	42,596	567,805
Levi Strauss & Co. Class A (b)	492,762	8,145,356
lululemon athletica, Inc. (a)	581,027	220,970,378
Movado Group, Inc.	81,561	2,625,449
Oxford Industries, Inc.	74,800	8,441,928
PLBY Group, Inc. (a)(b)	166,635	603,219
PVH Corp.	335,846	22,562,134
Rocky Brands, Inc.	35,760	1,011,293
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	675,412	28,482,124
Steven Madden Ltd.	373,723	12,908,392
Superior Group of Companies, Inc.	51,528	515,280
Toughbuilt Industries, Inc. (a)(b)	4,468	10,321
Under Armour, Inc.:
Class A (sub. vtg.) (a)	996,906	9,969,060
Class C (non-vtg.) (a)	947,447	8,261,738
Unifi, Inc. (a)	68,598	600,918
Vera Bradley, Inc. (a)	132,476	503,409
Vince Holding Corp. (a)	16,636	130,094
Wolverine World Wide, Inc.	397,920	4,456,704
		514,809,034
TOTAL CONSUMER DISCRETIONARY		3,946,185,196
CONSUMER STAPLES - 3.0%
Beverages - 0.2%
Alkaline Water Co., Inc. (a)(b)	671,673	117,207
Boston Beer Co., Inc. Class A (a)(b)	47,817	18,379,420
Celsius Holdings, Inc. (a)(b)	200,391	22,311,534
Coca-Cola Bottling Co. Consolidated	23,016	11,319,269
Duckhorn Portfolio, Inc. (a)	211,456	3,395,983
Eastside Distilling, Inc. (a)(b)	64,681	17,794
MGP Ingredients, Inc.	77,642	9,709,909
National Beverage Corp. (b)	117,735	6,066,885
REED'S, Inc. (a)(b)	409,405	52,404
Splash Beverage Group, Inc. (a)(b)	131,757	135,710
The Vita Coco Co., Inc. (a)	118,121	1,398,553
Vintage Wine Estates, Inc. (a)	179,203	594,954
Willamette Valley Vineyards, Inc. (a)	13,566	82,481
Zevia PBC (a)(b)	205,179	876,114
		74,458,217
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	796,175	16,679,866
Andersons, Inc.	158,977	6,120,615
BJ's Wholesale Club Holdings, Inc. (a)	676,052	50,866,152
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	89,331	373
warrants 11/4/28 (a)	89,331	135
warrants 11/4/28 (a)	89,331	55
Class A (a)(b)	101,661	103,694
Casey's General Stores, Inc.	186,346	45,285,805
Chefs' Warehouse Holdings (a)	172,685	6,708,812
Grocery Outlet Holding Corp. (a)	442,037	13,380,460
HF Foods Group, Inc. (a)	175,613	779,722
Ingles Markets, Inc. Class A	70,878	7,165,766
MedAvail Holdings, Inc. (a)(b)	111,019	46,528
Natural Grocers by Vitamin Cottage, Inc.	49,076	494,686
Performance Food Group Co. (a)	774,909	47,253,951
PriceSmart, Inc.	128,042	9,096,104
Rite Aid Corp. (a)(b)	280,297	1,421,106
SpartanNash Co.	184,393	6,057,310
Sprouts Farmers Market LLC (a)	539,935	18,535,969
U.S. Foods Holding Corp. (a)	1,023,466	37,438,386
United Natural Foods, Inc. (a)	292,714	13,956,604
Village Super Market, Inc. Class A	28,068	632,653
Weis Markets, Inc.	84,069	7,331,657
		289,356,409
Food Products - 1.3%
Alico, Inc.	23,978	741,640
AppHarvest, Inc. (a)(b)	362,992	327,346
Arcadia Biosciences, Inc. (a)(b)	122,367	39,329
B&G Foods, Inc. Class A (b)	374,916	4,978,884
Barfresh Food Group, Inc. (a)	24,357	30,446
Benson Hill, Inc. (a)(b)	629,970	1,959,207
Better Choice Co., Inc. (a)	94,783	64,519
Beyond Meat, Inc. (a)(b)	298,106	4,349,367
Blue Star Foods Corp.	51,309	33,346
BRC, Inc. Class A (a)(b)	176,558	1,078,769
Bridgford Foods Corp. (a)	8,706	95,157
Bunge Ltd.	761,989	79,886,927
Cal-Maine Foods, Inc. (b)	190,738	11,116,211
Calavo Growers, Inc.	89,812	3,139,828
Coffee Holding Co., Inc.	28,856	68,100
Darling Ingredients, Inc. (a)	803,592	57,722,013
Farmer Brothers Co. (a)(b)	91,901	531,188
Flowers Foods, Inc.	963,381	28,949,599
Fresh Del Monte Produce, Inc.	150,445	4,164,318
Freshpet, Inc. (a)(b)	239,613	16,058,863
Hostess Brands, Inc. Class A (a)	680,147	17,955,881
Ingredion, Inc.	327,444	32,079,689
J&J Snack Foods Corp.	74,649	12,243,929
John B. Sanfilippo & Son, Inc.	45,223	3,829,936
Kalera PLC Class A (a)(b)	95,783	14,367
Laird Superfood, Inc. (a)	19,546	22,087
Lancaster Colony Corp.	99,782	20,668,843
Lifecore Biomedical (a)	121,873	1,037,139
Lifeway Foods, Inc. (a)(b)	26,555	177,387
Limoneira Co.	78,764	1,011,330
Local Bounti Corp. (a)(b)	165,377	347,292
MamaMancini's Holdings, Inc. (a)	58,642	59,815
Mission Produce, Inc. (a)	195,196	3,101,664
Nuzee, Inc. (a)	58,694	19,228
Pilgrim's Pride Corp. (a)	226,003	5,912,238
Post Holdings, Inc. (a)	270,587	25,329,649
RiceBran Technologies (a)(b)	19,029	20,932
Rocky Mountain Chocolate Factory, Inc. (a)	28,007	170,563
S&W Seed Co. (a)(b)	103,178	114,528
Seaboard Corp.	1,290	5,099,177
Seneca Foods Corp. Class A (a)	31,375	2,016,785
Sovos Brands, Inc. (a)	189,579	2,728,042
Stryve Foods, Inc. (a)	41,006	35,954
Tattooed Chef, Inc. (a)(b)	239,668	361,899
The Hain Celestial Group, Inc. (a)	446,636	8,369,959
The Real Good Food Co., Inc. (b)	29,603	211,661
The Simply Good Foods Co. (a)	430,680	17,184,132
Tootsie Roll Industries, Inc.	90,121	4,050,939
TreeHouse Foods, Inc. (a)	253,239	12,517,604
Utz Brands, Inc. Class A (b)	331,596	6,320,220
Vital Farms, Inc. (a)	139,746	1,994,175
Whole Earth Brands, Inc. Class A (a)	175,401	759,486
		401,101,587
Household Products - 0.2%
Central Garden & Pet Co. (a)	8,797	361,117
Central Garden & Pet Co. Class A (non-vtg.) (a)	251,677	9,833,020
Energizer Holdings, Inc.	335,559	11,439,206
Oil-Dri Corp. of America	26,492	866,288
Reynolds Consumer Products, Inc.	280,089	8,951,644
Spectrum Brands Holdings, Inc.	207,551	11,056,242
WD-40 Co. (b)	67,055	11,231,713
		53,739,230
Personal Products - 0.3%
BellRing Brands, Inc. (a)	675,654	16,830,541
Coty, Inc. Class A (a)	1,790,555	14,091,668
Cyanotech Corp. (a)	22,836	28,317
Edgewell Personal Care Co.	259,210	11,200,464
elf Beauty, Inc. (a)	250,067	13,743,682
Guardion Health Sciences, Inc. (a)(b)	98,328	17,109
Herbalife Nutrition Ltd. (a)	492,017	8,620,138
Inter Parfums, Inc.	86,886	8,279,367
Jupiter Wellness, Inc. (a)(b)	52,725	57,470
Lifemd, Inc. (a)	112,646	273,730
LifeVantage Corp.	65,643	245,505
Mannatech, Inc.	4,389	98,050
MediFast, Inc.	55,305	6,971,195
Natural Alternatives International, Inc. (a)	21,984	161,582
Natural Health Trends Corp.	33,786	137,509
Nature's Sunshine Products, Inc. (a)	58,789	523,222
Nu Skin Enterprises, Inc. Class A	254,143	10,600,305
Olaplex Holdings, Inc. (a)	416,174	2,484,559
The Beauty Health Co. (a)(b)	531,048	5,708,766
The Honest Co., Inc. (a)	285,022	820,863
Thorne HealthTech, Inc. (a)(b)	60,741	291,557
United-Guardian, Inc.	15,508	171,984
Upexi, Inc. (a)(b)	38,361	151,142
USANA Health Sciences, Inc. (a)	53,586	2,949,373
Veru, Inc. (a)(b)	256,047	1,454,347
Zivo Bioscience, Inc. (a)	271,520	711,382
		106,623,827
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	1,062,457	1,253,699
Turning Point Brands, Inc.	79,548	1,751,647
Universal Corp.	127,207	7,239,350
Vector Group Ltd.	656,632	7,288,615
		17,533,311
TOTAL CONSUMER STAPLES		942,812,581
ENERGY - 5.1%
Energy Equipment & Services - 1.1%
Archrock, Inc.	655,928	5,713,133
Bristow Group, Inc. (a)	117,047	3,043,222
Cactus, Inc.	306,695	16,681,141
Championx Corp.	1,017,509	31,379,978
Core Laboratories NV (b)	227,586	4,934,064
Diamond Offshore Drilling, Inc. (a)	526,230	5,036,021
DMC Global, Inc. (a)	91,422	1,681,251
Dril-Quip, Inc. (a)	173,666	4,088,098
Energy Services of America Corp. (a)	47,027	127,913
ENGlobal Corp. (a)(b)	109,575	106,803
Enservco Corp. (a)(b)	70,044	163,903
Expro Group Holdings NV (a)	346,890	6,025,479
Forum Energy Technologies, Inc. (a)(b)	23,842	692,849
Geospace Technologies Corp. (a)	67,018	299,570
Gulf Island Fabrication, Inc. (a)	52,132	281,513
Helix Energy Solutions Group, Inc. (a)(b)	714,292	4,557,183
Helmerich & Payne, Inc.	527,202	26,929,478
Independence Contract Drilling, Inc. (a)(b)	58,050	228,717
KLX Energy Services Holdings, Inc. (a)(b)	52,463	827,866
Liberty Oilfield Services, Inc. Class A	803,014	13,273,821
Mammoth Energy Services, Inc. (a)	89,360	539,734
MIND Technology, Inc. (a)	39,830	18,565
Nabors Industries Ltd. (a)	44,548	7,053,285
Natural Gas Services Group, Inc. (a)	52,724	582,600
NCS Multistage Holdings, Inc. (a)	4,176	112,752
Newpark Resources, Inc. (a)	407,669	1,634,753
Nextier Oilfield Solutions, Inc. (a)	804,427	8,197,111
Nine Energy Service, Inc. (a)(b)	70,782	743,211
Noble Corp. PLC (a)	505,416	18,766,096
NOV, Inc.	1,965,943	44,155,080
Oceaneering International, Inc. (a)	495,501	7,526,660
Oil States International, Inc. (a)	326,145	2,201,479
Patterson-UTI Energy, Inc.	1,086,978	19,511,255
Profire Energy, Inc. (a)	141,051	155,156
ProFrac Holding Corp.	135,373	3,192,095
ProPetro Holding Corp. (a)	450,858	4,950,421
Ranger Energy Services, Inc. Class A (a)	64,969	726,353
RPC, Inc.	405,754	3,757,282
SEACOR Marine Holdings, Inc. (a)	113,214	922,694
Select Energy Services, Inc. Class A	369,643	3,027,376
Smart Sand, Inc. (a)(b)	123,507	239,604
Solaris Oilfield Infrastructure, Inc. Class A	166,984	1,831,814
Superior Drilling Products, Inc. (a)(b)	60,359	49,494
TechnipFMC PLC (a)	2,251,897	27,923,523
TETRA Technologies, Inc. (a)	559,372	2,131,207
Tidewater, Inc. (a)(b)	228,961	6,960,414
Transocean Ltd. (United States) (a)(b)	3,223,857	13,701,392
U.S. Silica Holdings, Inc. (a)	377,593	4,942,692
Valaris Ltd. (a)	298,473	19,702,203
Weatherford International PLC (a)	323,054	14,020,544
		345,348,848
Oil, Gas & Consumable Fuels - 4.0%
Adams Resources & Energy, Inc.	11,592	447,451
Aemetis, Inc. (a)(b)	158,960	875,870
Alto Ingredients, Inc. (a)	331,029	1,155,291
American Resources Corp. (a)(b)	285,246	430,721
Amplify Energy Corp. (a)	173,600	1,437,408
Antero Midstream GP LP	1,684,902	19,089,940
Antero Resources Corp. (a)	1,408,374	51,476,070
Arch Resources, Inc.	92,495	14,313,601
Archaea Energy, Inc. (a)	369,339	9,580,654
Barnwell Industries, Inc.	51,244	160,906
Battalion Oil Corp. (a)(b)	14,738	166,834
Berry Corp.	344,660	3,105,387
Brigham Minerals, Inc. Class A	279,916	9,917,424
California Resources Corp.	376,902	17,103,813
Callon Petroleum Co. (a)	256,656	10,759,020
Camber Energy, Inc. (a)(b)	2,257,929	252,888
Centrus Energy Corp. Class A (a)(b)	58,357	2,217,566
Cheniere Energy, Inc.	1,250,135	219,223,674
Chesapeake Energy Corp.	483,250	50,016,375
Chord Energy Corp.	207,419	31,637,620
Civitas Resources, Inc.	255,859	17,234,662
Clean Energy Fuels Corp. (a)	891,936	6,029,487
CNX Resources Corp. (a)	953,406	16,560,662
Comstock Mining, Inc. (a)(b)	314,953	110,895
Comstock Resources, Inc.	456,137	8,370,114
CONSOL Energy, Inc.	162,978	12,622,646
Crescent Energy, Inc. Class A	159,822	2,245,499
CVR Energy, Inc. (b)	147,406	5,431,911
Delek U.S. Holdings, Inc.	355,374	11,009,487
Denbury, Inc. (a)	248,273	22,284,984
Dorian LPG Ltd.	166,163	3,235,194
DT Midstream, Inc.	484,950	29,257,034
Earthstone Energy, Inc. (a)(b)	185,819	2,943,373
Ecoark Holdings, Inc. (a)	90,892	60,907
Empire Petroleum Corp. (a)(b)	52,672	722,660
Enviva, Inc. (b)	153,371	8,703,804
Epsilon Energy Ltd.	85,038	625,880
Equitrans Midstream Corp.	2,165,005	18,164,392
Evolution Petroleum Corp.	161,754	1,169,481
Excelerate Energy, Inc. (b)	87,171	2,472,170
Gevo, Inc. (a)(b)	998,693	2,177,151
Green Plains, Inc. (a)(b)	293,288	10,136,033
Gulfport Energy Corp. (a)(b)	59,632	4,835,559
Hallador Energy Co. (a)	125,757	1,282,721
HF Sinclair Corp.	725,876	45,251,110
HighPeak Energy, Inc. (b)	64,566	1,548,293
Houston American Energy Corp. (a)(b)	40,920	163,680
International Seaways, Inc.	204,999	8,831,357
Kinetik Holdings, Inc. (b)	103,691	3,528,605
Kosmos Energy Ltd. (a)	2,275,982	15,135,280
Laredo Petroleum, Inc. (a)	86,856	5,544,018
Lightbridge Corp. (a)(b)	47,330	230,497
Magnolia Oil & Gas Corp. Class A	840,375	21,916,980
Matador Resources Co.	561,024	37,229,553
Mexco Energy Corp. (a)(b)	8,188	119,545
Murphy Oil Corp.	730,875	34,497,300
NACCO Industries, Inc. Class A	20,559	930,500
New Concept Energy, Inc. (a)(b)	18,203	25,120
New Fortress Energy, Inc.	240,368	12,234,731
Nextdecade Corp. (a)(b)	208,006	1,129,473
Northern Oil & Gas, Inc.	347,235	12,635,882
OPAL Fuels, Inc. (a)(b)	15,436	146,642
Overseas Shipholding Group, Inc. (a)	340,043	975,923
Ovintiv, Inc.	1,270,709	70,854,734
Par Pacific Holdings, Inc. (a)	279,444	6,547,373
PBF Energy, Inc. Class A	569,555	22,651,202
PDC Energy, Inc.	481,901	35,814,882
Peabody Energy Corp. (a)(b)	582,260	18,597,384
Pedevco Corp. (a)	84,864	100,140
Permian Resource Corp. Class A (b)	1,025,329	10,417,343
Phx Minerals, Inc. Class A	152,073	548,984
PrimeEnergy Corp. (a)	2,585	211,298
Range Resources Corp.	1,239,352	35,780,092
Ranger Oil Corp.	102,374	4,460,435
Rex American Resources Corp. (a)	79,239	2,338,343
Riley Exploration Permian, Inc.	19,371	629,751
Ring Energy, Inc. (a)	394,910	1,066,257
SandRidge Energy, Inc. (a)	155,392	3,169,997
SilverBow Resources, Inc. (a)	69,499	2,426,210
Sitio Royalties Corp. (b)	69,201	2,182,600
SM Energy Co.	612,603	26,409,315
Southwestern Energy Co. (a)	5,572,419	38,561,139
Stabilis Solutions, Inc. (a)	16,311	113,525
Talos Energy, Inc. (a)	330,439	6,493,126
Tellurian, Inc. (a)(b)	2,575,267	6,927,468
Texas Pacific Land Corp.	30,916	80,150,967
U.S. Energy Corp.	25,839	68,215
Uranium Energy Corp. (a)(b)	1,663,964	6,456,180
VAALCO Energy, Inc.	522,138	2,704,675
Vertex Energy, Inc. (a)(b)	302,089	2,504,318
W&T Offshore, Inc. (a)	466,727	3,206,414
World Fuel Services Corp.	311,224	8,854,323
		1,233,376,398
TOTAL ENERGY		1,578,725,246
FINANCIALS - 16.4%
Banks - 6.2%
1st Source Corp.	84,408	4,819,697
ACNB Corp.	45,639	1,793,613
Affinity Bancshares, Inc. (a)	5,304	78,234
Amalgamated Financial Corp.	85,902	2,291,006
Amerant Bancorp, Inc. Class A	125,277	3,690,660
American National Bankshares, Inc.	54,224	2,091,420
Ameris Bancorp	327,021	17,292,870
AmeriServ Financial, Inc.	97,977	400,726
Ames National Corp.	49,507	1,133,710
Arrow Financial Corp.	86,768	3,051,631
Associated Banc-Corp.	752,304	18,506,678
Atlantic Union Bankshares Corp.	378,979	13,518,181
Auburn National Bancorp., Inc.	5,341	120,386
Banc of California, Inc.	276,445	4,691,272
BancFirst Corp.	88,050	8,975,817
Bancorp, Inc., Delaware (a)	283,504	8,496,615
Bank First National Corp.	30,025	2,853,276
Bank of Hawaii Corp.	200,610	16,183,209
Bank of Marin Bancorp	69,916	2,509,285
Bank of South Carolina Corp.	11,067	189,799
Bank of the James Financial Group, Inc.	20,818	241,489
Bank OZK	553,102	25,525,657
Bank7 Corp.	14,901	414,248
BankFinancial Corp.	61,048	601,933
BankUnited, Inc.	390,531	14,340,298
Bankwell Financial Group, Inc.	30,387	899,151
Banner Corp.	169,976	12,003,705
Bar Harbor Bankshares	75,895	2,297,342
BayCom Corp.	68,129	1,291,726
BayFirst Financial Corp.	12,903	211,351
BCB Bancorp, Inc.	79,268	1,494,202
Berkshire Hills Bancorp, Inc.	222,459	6,936,272
Blue Ridge Bankshares, Inc.	68,725	895,487
BOK Financial Corp.	146,013	15,289,021
Brookline Bancorp, Inc., Delaware	374,688	5,328,063
Business First Bancshares, Inc.	109,289	2,570,477
Byline Bancorp, Inc.	118,603	2,702,962
C & F Financial Corp.	16,758	938,616
Cadence Bank	916,849	26,441,925
California Bancorp, Inc. (a)	32,691	815,640
Cambridge Bancorp	35,627	3,167,597
Camden National Corp.	74,536	3,263,186
Capital Bancorp, Inc.	43,855	1,088,481
Capital City Bank Group, Inc.	65,068	2,290,394
Capstar Financial Holdings, Inc.	95,451	1,708,573
Carter Bankshares, Inc. (a)	124,655	2,311,104
Cathay General Bancorp	368,255	17,112,810
CB Financial Services, Inc.	25,683	577,354
Central Pacific Financial Corp.	143,963	3,050,576
Central Valley Community Bancorp	50,126	1,022,570
Chemung Financial Corp.	17,047	809,733
ChoiceOne Financial Services, Inc.	34,429	781,538
Citizens & Northern Corp.	80,424	1,973,605
Citizens Community Bancorp, Inc.	27,787	404,023
Citizens Holding Co.	17,878	249,577
City Holding Co.	74,158	7,558,183
Civista Bancshares, Inc.	70,870	1,620,088
CNB Financial Corp., Pennsylvania	75,859	1,938,197
Coastal Financial Corp. of Washington (a)	52,641	2,627,839
Codorus Valley Bancorp, Inc.	41,256	977,355
Colony Bankcorp, Inc.	80,573	1,104,656
Columbia Banking Systems, Inc. (b)	391,796	13,344,572
Commerce Bancshares, Inc.	544,436	40,789,145
Community Bank System, Inc.	269,366	17,546,501
Community Financial Corp.	25,403	1,017,390
Community Trust Bancorp, Inc.	77,135	3,695,538
Community West Bancshares	7,956	117,749
ConnectOne Bancorp, Inc.	177,537	4,658,571
CrossFirst Bankshares, Inc. (a)	220,509	3,058,460
Cullen/Frost Bankers, Inc.	321,272	46,606,929
Customers Bancorp, Inc. (a)	155,762	5,026,440
CVB Financial Corp.	653,536	18,743,412
Dime Community Bancshares, Inc.	164,030	5,850,950
Eagle Bancorp Montana, Inc.	30,861	549,326
Eagle Bancorp, Inc.	164,089	7,738,437
East West Bancorp, Inc.	707,197	49,652,301
Eastern Bankshares, Inc.	808,941	15,863,333
Emclaire Financial Corp.	5,652	182,334
Enterprise Bancorp, Inc.	45,904	1,605,722
Enterprise Financial Services Corp.	187,366	9,806,736
Equity Bancshares, Inc.	68,612	2,508,455
Esquire Financial Holdings, Inc.	35,581	1,595,452
Evans Bancorp, Inc.	28,535	1,110,868
Farmers & Merchants Bancorp, Inc.	60,060	1,722,521
Farmers National Banc Corp.	155,167	2,360,090
FB Financial Corp.	181,924	7,788,166
Fidelity D & D Bancorp, Inc.	24,375	1,184,625
Financial Institutions, Inc.	76,433	1,935,284
Finward Bancorp	13,932	448,610
FinWise BanCorp	41,806	375,000
First Bancorp, North Carolina	180,567	8,780,973
First Bancorp, Puerto Rico	923,399	14,201,877
First Bancshares, Inc.	118,837	4,063,037
First Bank Hamilton New Jersey	77,176	1,183,880
First Busey Corp.	259,658	6,769,284
First Business Finance Services, Inc.	37,569	1,439,644
First Capital, Inc.	17,349	425,051
First Citizens Bancshares, Inc.	66,099	53,967,190
First Commonwealth Financial Corp.	453,152	6,670,397
First Community Bankshares, Inc.	76,459	2,825,160
First Community Corp.	39,257	807,909
First Financial Bancorp, Ohio	478,620	12,649,927
First Financial Bankshares, Inc.	651,309	24,065,868
First Financial Corp., Indiana	56,313	2,706,966
First Financial Northwest, Inc.	37,410	567,884
First Foundation, Inc.	259,166	3,630,916
First Guaranty Bancshares, Inc.	31,473	786,510
First Hawaiian, Inc.	636,266	16,892,862
First Horizon National Corp.	2,677,758	66,542,286
First Internet Bancorp	41,719	1,083,025
First Interstate Bancsystem, Inc.	456,455	19,910,567
First Merchants Corp.	300,470	13,283,779
First Mid-Illinois Bancshares, Inc.	84,380	2,923,767
First National Corp.	13,884	260,186
First Northwest Bancorp	49,801	728,589
First of Long Island Corp.	110,378	2,146,852
First Savings Financial Group, Inc.	29,133	654,036
First U.S. Bancshares, Inc.	8,297	70,525
First United Corp.	31,399	645,563
First Western Financial, Inc. (a)	37,105	1,127,992
Five Star Bancorp	54,139	1,461,753
Flushing Financial Corp.	137,969	2,878,033
FNB Corp., Pennsylvania	1,754,341	24,736,208
FNCB Bancorp, Inc.	77,232	614,767
Franklin Financial Services Corp.	21,788	671,070
Fulton Financial Corp.	848,869	15,780,475
FVCBankcorp, Inc. (a)(b)	57,306	1,132,940
German American Bancorp, Inc.	139,008	5,540,859
Glacier Bancorp, Inc.	556,821	32,239,936
Glen Burnie Bancorp	18,024	155,367
Great Southern Bancorp, Inc.	47,916	3,001,937
Guaranty Bancshares, Inc. Texas	43,569	1,551,056
Hancock Whitney Corp.	427,682	23,454,081
Hanmi Financial Corp.	148,836	4,026,014
Hanover Bancorp, Inc.	7,076	142,298
HarborOne Bancorp, Inc.	210,064	3,073,236
Hawthorn Bancshares, Inc.	28,751	607,221
HBT Financial, Inc.	47,176	927,008
Heartland Financial U.S.A., Inc.	191,105	9,324,013
Heritage Commerce Corp.	310,819	4,416,738
Heritage Financial Corp., Washington	171,339	5,637,053
Hilltop Holdings, Inc.	224,504	6,690,219
Home Bancshares, Inc.	955,481	24,316,991
HomeStreet, Inc.	87,038	2,376,137
HomeTrust Bancshares, Inc.	67,549	1,729,254
Hope Bancorp, Inc.	618,028	8,417,541
Horizon Bancorp, Inc. Indiana	196,282	3,191,545
Independent Bank Corp.	228,751	20,706,541
Independent Bank Corp.	107,609	2,640,725
Independent Bank Group, Inc.	177,352	11,694,591
International Bancshares Corp.	264,257	13,921,059
Investar Holding Corp.	43,723	968,027
John Marshall Bankcorp, Inc. (b)	57,638	1,669,196
Lakeland Bancorp, Inc.	325,574	6,081,722
Lakeland Financial Corp.	129,639	10,236,295
Landmark Bancorp, Inc.	9,188	237,142
LCNB Corp.	55,251	1,007,778
Limestone Bancorp, Inc.	20,567	530,629
Live Oak Bancshares, Inc.	164,520	5,486,742
Macatawa Bank Corp.	123,948	1,377,062
Mainstreet Bancshares, Inc.	30,180	872,202
Malvern Bancorp, Inc. (a)	29,801	426,154
Mercantile Bank Corp.	73,541	2,559,962
Meridian Bank/Malvern, PA	25,832	871,313
Metrocity Bankshares, Inc.	92,518	2,081,655
Metropolitan Bank Holding Corp. (a)	55,450	3,523,293
Mid Penn Bancorp, Inc.	64,311	2,122,263
Middlefield Banc Corp.	28,495	814,957
Midland States Bancorp, Inc.	106,930	2,877,486
MidWestOne Financial Group, Inc.	72,564	2,531,758
MVB Financial Corp.	55,289	1,320,301
National Bank Holdings Corp.	146,955	6,834,877
National Bankshares, Inc.	30,804	1,210,597
NBT Bancorp, Inc.	215,018	9,925,231
Nicolet Bankshares, Inc. (a)	60,420	4,997,942
Northeast Bank	35,742	1,513,316
Northrim Bancorp, Inc.	30,392	1,690,099
Northwest Bancshares, Inc.	636,460	9,731,473
Norwood Financial Corp.	40,951	1,309,613
Oak Valley Bancorp Oakdale California	31,707	618,604
OceanFirst Financial Corp.	303,115	7,080,766
OFG Bancorp	232,569	6,737,524
Ohio Valley Banc Corp.	21,217	551,642
Old National Bancorp, Indiana	1,471,930	28,128,582
Old Point Financial Corp.	13,603	288,656
Old Second Bancorp, Inc.	206,416	3,604,023
OptimumBank Holdings, Inc. (a)	5,769	25,614
Orange County Bancorp, Inc.	13,597	643,954
Origin Bancorp, Inc.	141,719	5,799,141
Orrstown Financial Services, Inc.	54,399	1,463,877
Pacific Premier Bancorp, Inc.	477,565	17,646,027
PacWest Bancorp	585,945	15,304,883
Park National Corp.	72,664	10,996,243
Parke Bancorp, Inc.	49,035	1,066,511
Partners Bancorp	23,124	198,635
Pathfinder Bancorp, Inc.	4,908	95,215
Pathward Financial, Inc.	150,613	6,556,184
Patriot National Bancorp, Inc. (a)	1,371	14,066
PCB Bancorp	64,338	1,197,974
PCSB Financial Corp.	75,503	1,508,550
Peapack-Gladstone Financial Corp.	83,383	3,437,047
Penns Woods Bancorp, Inc.	35,276	912,237
Peoples Bancorp of North Carolina	23,627	702,194
Peoples Bancorp, Inc.	138,652	4,159,560
Peoples Financial Services Corp.	32,712	1,862,621
Pinnacle Financial Partners, Inc.	382,430	32,082,053
Plumas Bancorp	25,949	921,190
Popular, Inc.	377,402	27,557,894
Preferred Bank, Los Angeles	69,543	5,256,755
Premier Financial Corp.	177,467	5,178,487
Primis Financial Corp.	104,229	1,287,228
Professional Holdings Corp. (A Shares) (a)	66,149	1,982,486
Prosperity Bancshares, Inc.	462,254	34,932,535
QCR Holdings, Inc.	84,207	4,430,130
RBB Bancorp	73,171	1,644,152
Red River Bancshares, Inc.	22,675	1,190,438
Renasant Corp.	281,188	11,464,035
Republic Bancorp, Inc., Kentucky Class A	45,993	2,026,912
Republic First Bancorp, Inc. (a)(b)	250,045	637,615
Richmond Mutual Bancorp., Inc.	62,679	809,813
Riverview Bancorp, Inc.	104,080	789,967
S&T Bancorp, Inc.	196,645	7,358,456
Salisbury Bancorp, Inc.	26,296	770,341
Sandy Spring Bancorp, Inc.	225,478	7,851,144
SB Financial Group, Inc.	33,628	554,862
Seacoast Banking Corp., Florida	315,860	10,859,267
ServisFirst Bancshares, Inc.	245,903	18,644,365
Shore Bancshares, Inc.	90,501	1,801,875
Sierra Bancorp	67,699	1,465,006
Silvergate Capital Corp. (a)(b)	157,450	4,318,854
Simmons First National Corp. Class A	642,285	14,907,435
SmartFinancial, Inc.	76,664	2,298,387
Sound Financial Bancorp, Inc.	11,477	453,915
South Plains Financial, Inc.	66,183	2,049,026
Southern First Bancshares, Inc. (a)	36,991	1,831,055
Southern States Bancshares, Inc.	29,940	870,955
Southside Bancshares, Inc.	153,973	5,595,379
Southstate Corp.	381,379	33,504,145
Stellar Bancorp, Inc. (b)	223,937	7,571,310
Stock Yards Bancorp, Inc.	146,826	10,868,061
Summit Financial Group, Inc.	50,016	1,418,454
Summit State Bank	5,682	93,185
Synovus Financial Corp.	728,825	30,705,397
Texas Capital Bancshares, Inc. (a)	247,603	14,853,704
The Bank of Princeton	27,683	901,082
The First Bancorp, Inc.	45,214	1,421,528
Third Coast Bancshares, Inc.	60,054	1,179,461
Tompkins Financial Corp.	62,867	5,251,909
TowneBank	330,339	10,669,950
Trico Bancshares	166,073	9,050,979
Triumph Bancorp, Inc. (a)	116,503	6,962,219
Trustmark Corp.	309,622	11,325,973
UMB Financial Corp.	219,005	18,729,308
Umpqua Holdings Corp.	1,084,759	21,988,065
Union Bankshares, Inc.	19,960	493,012
United Bancorp, Inc.	32,231	472,184
United Bankshares, Inc., West Virginia	672,870	28,859,394
United Community Bank, Inc.	531,796	20,724,090
United Security Bancshares, California	71,544	504,385
Unity Bancorp, Inc.	32,502	926,632
Univest Corp. of Pennsylvania	150,505	4,245,746
USCB Financial Holdings, Inc. (a)	54,029	717,505
Valley National Bancorp	2,105,956	26,661,403
Veritex Holdings, Inc.	277,427	9,060,766
Village Bank & Trust Financial Corp.	8,626	477,406
Virginia National Bankshares C	20,156	707,072
Washington Federal, Inc.	324,971	11,461,727
Washington Trust Bancorp, Inc.	85,574	4,258,162
Webster Financial Corp.	880,920	47,869,193
WesBanco, Inc.	302,895	12,252,103
West Bancorp., Inc.	81,301	1,954,476
Westamerica Bancorp.	135,392	8,360,456
Western Alliance Bancorp.	544,908	37,347,994
Wintrust Financial Corp.	305,460	27,928,208
		1,916,325,245
Capital Markets - 4.1%
Affiliated Managers Group, Inc.	190,393	30,542,845
Ares Management Corp.	771,432	60,472,554
Artisan Partners Asset Management, Inc.	340,547	11,813,575
Ashford, Inc. (a)	11,437	160,575
Assetmark Financial Holdings, Inc. (a)	104,772	2,604,632
Associated Capital Group, Inc.	15,690	634,661
B. Riley Financial, Inc.	81,577	3,582,862
Bakkt Holdings, Inc. Class A (a)(b)	333,166	589,704
BGC Partners, Inc. Class A	1,654,961	7,132,882
Blackstone, Inc.	3,512,482	321,497,429
Blucora, Inc. (a)	238,107	5,964,580
Blue Owl Capital, Inc. Class A (b)	1,698,338	19,191,219
Bridge Investment Group Holdings, Inc.	129,430	1,973,808
BrightSphere Investment Group, Inc.	160,998	3,277,919
Carlyle Group LP	1,085,537	33,836,188
Cohen & Co., Inc.	5,394	47,683
Cohen & Steers, Inc.	127,390	8,439,588
Coinbase Global, Inc. (a)(b)	787,429	36,009,128
Cowen Group, Inc. Class A	132,178	5,110,001
Diamond Hill Investment Group, Inc.	15,888	2,827,428
Donnelley Financial Solutions, Inc. (a)	129,359	4,938,927
Evercore, Inc. Class A	179,299	20,651,659
Federated Hermes, Inc.	424,524	16,114,931
Focus Financial Partners, Inc. Class A (a)	288,346	11,003,283
Forge Global Holdings, Inc. Class A (a)	507,197	699,932
GCM Grosvenor, Inc. Class A	215,114	1,886,550
Greenhill & Co., Inc.	75,149	703,395
Hamilton Lane, Inc. Class A	178,365	13,177,606
Hennessy Advisors, Inc. (b)	20,296	184,694
Heritage Global, Inc. (a)	150,409	360,982
Houlihan Lokey	249,250	24,513,738
Interactive Brokers Group, Inc.	514,799	41,338,360
Janus Henderson Group PLC	667,214	16,873,842
Jefferies Financial Group, Inc.	926,489	35,197,317
KKR & Co. LP	2,885,387	149,809,293
Lazard Ltd. Class A (b)	564,811	20,677,731
LPL Financial	398,796	94,399,001
MarketWise, Inc. Class A (a)(b)	88,751	168,627
Moelis & Co. Class A	320,598	13,856,246
Morningstar, Inc.	125,200	30,690,276
National Holdings Corp. warrants 1/18/22 (a)(c)	3,483	0
Open Lending Corp. (a)	540,226	3,819,398
Oppenheimer Holdings, Inc. Class A (non-vtg.)	37,211	1,550,210
P10, Inc.	163,429	1,671,879
Perella Weinberg Partners Class A	209,456	2,004,494
Piper Jaffray Companies	69,814	10,029,479
PJT Partners, Inc.	122,248	9,414,318
Robinhood Markets, Inc. (a)(b)	2,523,261	24,198,073
Safeguard Scientifics, Inc. (a)(b)	94,055	314,144
Sculptor Capital Management, Inc. Class A	102,023	1,025,331
SEI Investments Co.	513,503	31,980,967
Siebert Financial Corp. (a)(b)	57,509	89,714
Silvercrest Asset Management Group Class A	46,634	881,383
StepStone Group, Inc. Class A	244,434	7,328,131
Stifel Financial Corp.	531,533	34,150,995
StoneX Group, Inc. (a)	85,387	8,664,219
TPG, Inc.	261,150	8,696,295
Tradeweb Markets, Inc. Class A	540,415	33,213,906
U.S. Global Investors, Inc. Class A	66,105	186,416
Value Line, Inc.	4,081	228,536
Victory Capital Holdings, Inc.	138,919	4,028,651
Virtu Financial, Inc. Class A	404,672	8,975,625
Virtus Investment Partners, Inc.	35,023	6,792,361
Westwood Holdings Group, Inc.	41,835	502,857
WisdomTree Investments, Inc. (b)	551,048	3,069,337
		1,255,772,370
Consumer Finance - 0.7%
Ally Financial, Inc.	1,542,763	41,670,029
Atlanticus Holdings Corp. (a)(b)	23,436	674,957
Bread Financial Holdings, Inc.	252,138	10,345,222
Consumer Portfolio Services, Inc. (a)(b)	44,197	380,978
Credit Acceptance Corp. (a)(b)	30,608	14,506,968
CURO Group Holdings Corp.	108,484	387,288
Elevate Credit, Inc. (a)	98,275	178,861
Encore Capital Group, Inc. (a)(b)	119,195	6,007,428
Enova International, Inc. (a)	161,167	6,501,477
EZCORP, Inc. (non-vtg.) Class A (a)(b)	272,421	2,729,658
FirstCash Holdings, Inc.	190,429	17,873,666
Green Dot Corp. Class A (a)	243,430	4,961,103
Katapult Holdings, Inc. (a)(b)	399,397	479,276
LendingClub Corp. (a)	524,684	5,409,492
LendingTree, Inc. (a)	55,208	1,322,232
Medallion Financial Corp. (b)	104,193	776,238
MoneyLion, Inc. (a)	577,827	431,406
Navient Corp.	553,983	9,179,498
Nelnet, Inc. Class A	89,660	8,835,096
NerdWallet, Inc. (b)	155,213	1,971,205
Nicholas Financial, Inc. (a)	55,733	365,608
OneMain Holdings, Inc.	615,323	24,219,113
Oportun Financial Corp. (a)	136,371	755,495
OppFi, Inc. Class A (a)(b)	43,164	107,478
PRA Group, Inc. (a)	189,224	6,505,521
PROG Holdings, Inc. (a)	256,857	5,057,514
Regional Management Corp.	46,994	1,383,503
SLM Corp.	1,245,292	21,742,798
SoFi Technologies, Inc. (a)(b)	4,061,923	19,619,088
Sunlight Financial Holdings, Inc. Class A (a)(b)	198,753	359,743
Upstart Holdings, Inc. (a)(b)	350,717	6,856,517
World Acceptance Corp. (a)	18,390	1,304,035
		222,898,491
Diversified Financial Services - 0.9%
A-Mark Precious Metals, Inc.	92,263	3,183,074
Acacia Research Corp. (a)	189,915	784,349
Alerus Financial Corp.	82,060	1,941,540
Apollo Global Management, Inc.	2,176,316	151,014,567
Cannae Holdings, Inc. (a)	366,547	8,492,894
Equitable Holdings, Inc.	1,745,017	55,386,840
FlexShopper, Inc. (a)(b)	76,779	82,921
Jackson Financial, Inc.	301,566	11,263,490
LM Funding America, Inc. (a)	52,894	35,439
SWK Holdings Corp. (a)(b)	19,367	376,688
Voya Financial, Inc.	490,232	32,345,507
		264,907,309
Insurance - 2.8%
AMBAC Financial Group, Inc. (a)	220,508	3,585,460
American Equity Investment Life Holding Co.	353,833	14,333,775
American Financial Group, Inc.	349,823	49,751,827
Amerisafe, Inc.	94,580	5,615,215
Argo Group International Holdings, Ltd.	173,198	4,707,522
Assured Guaranty Ltd.	303,214	20,184,956
Atlantic American Corp. (b)	39,020	110,036
Axis Capital Holdings Ltd.	387,869	22,325,740
Bright Health Group, Inc. (a)	1,276,404	1,259,811
Brighthouse Financial, Inc. (a)	359,117	20,017,182
BRP Group, Inc. (a)	305,645	9,181,576
Citizens, Inc. Class A (a)(b)	247,988	679,487
CNA Financial Corp.	144,440	6,150,255
CNO Financial Group, Inc.	566,725	13,306,703
Conifer Holdings, Inc. (a)	13,002	20,153
Crawford & Co.:
Class A	54,703	346,270
Class B	50,467	295,737
Donegal Group, Inc. Class A	80,061	1,190,507
eHealth, Inc. (a)	127,381	453,476
Employers Holdings, Inc.	138,322	6,427,823
Enstar Group Ltd. (a)	69,181	15,080,766
Erie Indemnity Co. Class A	125,082	35,321,906
FG Financial Group, Inc. (a)(b)	9,506	22,909
Fidelity National Financial, Inc.	1,383,820	55,850,975
First American Financial Corp.	524,278	28,651,793
Genworth Financial, Inc. Class A (a)	2,469,394	12,421,052
GoHealth, Inc. (a)(b)	16,557	215,241
Goosehead Insurance (a)(b)	103,102	4,186,972
Greenlight Capital Re, Ltd. (a)	146,437	1,146,602
Hagerty, Inc. Class A (a)(b)	154,425	1,408,356
Hallmark Financial Services, Inc. (a)	90,442	56,978
Hanover Insurance Group, Inc.	179,017	26,369,204
HCI Group, Inc.	35,586	1,331,628
Heritage Insurance Holdings, Inc.	139,805	230,678
Hippo Holdings, Inc. (a)(b)	75,524	1,127,573
Horace Mann Educators Corp.	210,625	8,128,019
Investors Title Co.	7,415	1,138,499
James River Group Holdings Ltd.	189,257	4,545,953
Kemper Corp.	323,609	18,419,824
Kingstone Companies, Inc.	37,877	38,256
Kingsway Financial Services, Inc. (a)	47,102	343,845
Kinsale Capital Group, Inc.	108,000	33,286,680
Lemonade, Inc. (a)(b)	230,729	4,579,971
Maiden Holdings Ltd. (a)	369,749	772,775
Markel Corp. (a)	67,814	89,842,700
Marpai, Inc. (a)	26,415	25,694
MBIA, Inc. (a)	234,938	2,986,062
Mercury General Corp.	131,799	4,781,668
Midwest Holding, Inc. (a)(b)	8,618	129,442
National Western Life Group, Inc.	11,512	2,426,730
NI Holdings, Inc. (a)	38,645	521,708
Old Republic International Corp.	1,437,767	35,225,292
Oscar Health, Inc. (a)	539,988	1,555,165
Oxbridge Re Holdings Ltd. (a)	14,700	26,019
Palomar Holdings, Inc. (a)	127,152	7,977,516
Primerica, Inc.	187,695	27,972,186
ProAssurance Corp.	264,833	5,294,012
Reinsurance Group of America, Inc.	334,027	48,233,499
Reliance Global Group, Inc. (a)(b)	55,272	32,058
RenaissanceRe Holdings Ltd.	219,019	41,374,879
RLI Corp.	203,319	26,445,702
Root, Inc. (a)(b)	34,355	249,761
Ryan Specialty Group Holdings, Inc. (a)(b)	415,649	16,742,342
Safety Insurance Group, Inc.	73,444	6,737,753
Selective Insurance Group, Inc.	302,162	29,043,811
Selectquote, Inc. (a)	633,086	379,915
Siriuspoint Ltd. (a)	440,714	2,873,455
Stewart Information Services Corp.	137,343	6,078,801
Tiptree, Inc.	107,823	1,495,505
Trean Insurance Group, Inc. (a)	93,077	256,893
Trupanion, Inc. (a)(b)	176,215	9,210,758
United Fire Group, Inc.	108,704	3,320,907
United Insurance Holdings Corp.	116,349	37,232
Universal Insurance Holdings, Inc.	142,499	1,566,064
Unum Group	939,241	39,617,185
Vericity, Inc. (a)	18,138	123,701
White Mountains Insurance Group Ltd.	12,732	17,301,006
		864,505,387
Mortgage Real Estate Investment Trusts - 0.9%
Acres Commercial Realty Corp. (a)	37,368	368,448
AG Mortgage Investment Trust, Inc. (b)	120,323	719,532
AGNC Investment Corp.	2,603,186	26,005,828
Angel Oak Mortgage, Inc. (b)	97,330	710,509
Annaly Capital Management, Inc.	2,162,241	46,855,762
Apollo Commercial Real Estate Finance, Inc. (b)	664,075	8,207,967
Arbor Realty Trust, Inc.	876,709	13,045,430
Ares Commercial Real Estate Corp. (b)	278,717	3,472,814
Arlington Asset Investment Corp. (a)	137,430	417,787
Armour Residential REIT, Inc. (b)	566,232	3,329,444
Blackstone Mortgage Trust, Inc.	854,182	21,585,179
BrightSpire Capital, Inc. (b)	482,910	3,447,977
Broadmark Realty Capital, Inc.	681,110	2,772,118
Cherry Hill Mortgage Investment Corp.	104,160	615,586
Chimera Investment Corp.	1,144,335	7,838,695
Claros Mortgage Trust, Inc.	624,874	10,797,823
Dynex Capital, Inc.	218,594	2,863,581
Ellington Financial LLC	297,856	4,062,756
Ellington Residential Mortgage REIT	80,740	586,980
Franklin BSP Realty Trust, Inc.	422,260	6,164,996
Granite Point Mortgage Trust, Inc.	257,056	1,647,729
Great Ajax Corp.	121,758	949,712
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	437,785	14,201,745
Invesco Mortgage Capital, Inc. (b)	171,705	2,254,487
KKR Real Estate Finance Trust, Inc.	285,547	4,725,803
Ladder Capital Corp. Class A	548,304	6,086,174
Lument Finance Trust, Inc. (b)	231,499	451,423
Manhattan Bridge Capital, Inc.	34,753	202,262
MFA Financial, Inc.	447,092	4,998,489
New York Mortgage Trust, Inc. (b)	1,865,810	5,242,926
Nexpoint Real Estate Finance, Inc.	46,212	872,020
Orchid Island Capital, Inc.	185,196	2,011,229
PennyMac Mortgage Investment Trust (b)	447,133	6,827,721
Ready Capital Corp. (b)	534,394	7,160,880
Redwood Trust, Inc. (b)	578,816	4,572,646
Rithm Capital Corp.	2,329,128	21,078,608
Sachem Capital Corp. (b)	185,297	667,069
Seven Hills Realty Trust	71,055	675,023
Starwood Property Trust, Inc. (b)	1,551,646	33,220,741
TPG RE Finance Trust, Inc.	313,699	2,324,510
Two Harbors Investment Corp. (b)	425,178	6,972,919
Western Asset Mortgage Capital Corp.	29,757	273,169
		291,286,497
Thrifts & Mortgage Finance - 0.8%
1895 Bancorp of Wisconsin, Inc. (a)	20,352	207,590
Axos Financial, Inc. (a)	267,611	10,733,877
Blue Foundry Bancorp (a)	126,961	1,659,380
Bogota Financial Corp. (a)	10,964	125,209
Bridgewater Bancshares, Inc. (a)	100,842	1,943,225
Broadway Financial Corp. (a)	198,723	189,304
Capitol Federal Financial, Inc.	638,405	5,343,450
Carver Bancorp, Inc. (a)	22,713	92,215
Cf Bankshares, Inc.	11,580	269,351
Columbia Financial, Inc. (a)	171,844	3,794,316
Cullman Bancorp, Inc.	15,523	175,099
ECB Bancorp, Inc. (a)	45,441	757,956
Enact Holdings, Inc.	152,644	3,785,571
ESSA Bancorp, Inc.	42,768	914,808
Essent Group Ltd.	543,327	21,781,979
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	47,803	6,016,008
FFBW, Inc. (a)	24,339	287,687
Finance of America Companies, Inc. (a)(b)	111,043	152,129
Flagstar Bancorp, Inc.	273,294	10,259,457
FS Bancorp, Inc.	41,787	1,429,115
Greene County Bancorp, Inc.	18,109	1,381,173
Guild Holdings Co. Class A (b)	52,872	616,488
Hingham Institution for Savings	7,353	2,157,958
HMN Financial, Inc.	18,729	419,530
Home Bancorp, Inc.	39,719	1,707,123
Home Federal Bancorp, Inc.	1,327	24,536
HV Bancorp, Inc. (a)	2,292	61,082
IF Bancorp, Inc.	5,426	99,025
Impac Mortgage Holdings, Inc. (a)(b)	64,113	14,810
Income Opportun Realty Investments, Inc. (a)	12,412	140,256
Kearny Financial Corp.	341,751	3,304,732
Kentucky First Federal Bancorp	23,096	167,446
loanDepot, Inc. (b)	212,398	352,581
Luther Burbank Corp.	65,110	772,205
Magyar Bancorp, Inc.	12,006	155,478
Merchants Bancorp	131,326	3,360,632
MGIC Investment Corp.	1,520,420	20,875,367
Mr. Cooper Group, Inc. (a)	358,289	16,180,331
New York Community Bancorp, Inc. (b)	2,354,145	22,011,256
NMI Holdings, Inc. (a)	433,498	9,333,212
Northeast Community Bancorp, Inc. (b)	79,736	1,152,185
Northfield Bancorp, Inc.	230,634	3,678,612
NSTS Bancorp, Inc. (b)	8,807	88,775
Oconee Federal Financial Corp.	3,127	66,980
Ocwen Financial Corp. (a)(b)	36,789	1,241,261
OP Bancorp	64,646	756,358
PB Bankshares, Inc. (a)(b)	13,285	171,775
PennyMac Financial Services, Inc.	148,374	8,851,993
Pioneer Bancorp, Inc. (a)	49,370	580,098
Ponce Financial Group, Inc. (a)	135,063	1,335,773
Provident Bancorp, Inc.	75,487	523,880
Provident Financial Holdings, Inc.	32,266	465,276
Provident Financial Services, Inc.	388,182	8,745,740
Radian Group, Inc.	812,936	15,909,158
Rocket Companies, Inc. (b)	569,656	4,728,145
Security National Financial Corp. Class A	62,059	402,763
Southern Missouri Bancorp, Inc.	38,020	1,971,717
Sterling Bancorp, Inc. (a)(b)	73,162	471,163
TC Bancshares, Inc.	8,790	131,850
Territorial Bancorp, Inc.	44,208	1,003,522
TFS Financial Corp.	243,295	3,320,977
Timberland Bancorp, Inc./Washington	42,509	1,475,062
Trustco Bank Corp., New York	102,716	3,989,489
UWM Holdings Corp. Class A (b)	491,010	2,184,995
Velocity Financial, Inc. (a)(b)	90,174	917,070
Walker & Dunlop, Inc.	156,112	13,942,363
Waterstone Financial, Inc.	115,891	1,941,174
Western New England Bancorp, Inc.	118,916	1,182,025
William Penn Bancorp, Inc.	58,500	684,450
WSFS Financial Corp.	318,856	15,467,705
		250,435,281
TOTAL FINANCIALS		5,066,130,580
HEALTH CARE - 13.2%
Biotechnology - 5.7%
180 Life Sciences Corp. (a)	115,270	47,998
2seventy bio, Inc. (a)	190,408	2,983,693
4D Molecular Therapeutics, Inc. (a)	142,025	3,432,744
89Bio, Inc. (a)(b)	135,436	1,083,488
Aadi Bioscience, Inc. (a)(b)	66,643	891,683
Aadi Bioscience, Inc. rights (a)(c)	252,937	3
Abeona Therapeutics, Inc. (a)(b)	20,320	76,403
Absci Corp. (a)(b)	229,421	573,553
ABVC BioPharma, Inc. (a)	89,597	63,614
ACADIA Pharmaceuticals, Inc. (a)	598,842	9,329,958
Achieve Life Sciences, Inc. (a)(b)	45,551	126,632
Acorda Therapeutics, Inc. (a)	20,520	13,108
Actinium Pharmaceuticals, Inc. (a)(b)	121,685	1,347,053
Acumen Pharmaceuticals, Inc. (a)(b)	83,385	473,627
Acurx Pharmaceuticals, Inc. (a)	43,999	139,037
Adicet Bio, Inc. (a)	152,956	2,780,740
Adicet Bio, Inc. rights (a)(c)	11,207	0
Aditxt, Inc. (a)(b)	1,573	2,816
ADMA Biologics, Inc. (a)	900,113	3,006,377
Adverum Biotechnologies, Inc. (a)	441,037	295,451
Aeglea BioTherapeutics, Inc. (a)	325,586	135,118
Aerovate Therapeutics, Inc. (a)(b)	47,339	891,867
Aevi Genomic Medicine, Inc. rights (a)(c)	123,543	4,156
Agenus, Inc. (a)	1,259,330	3,400,191
AgeX Therapeutics, Inc. (a)(b)	60,839	34,070
Agios Pharmaceuticals, Inc. (a)	278,354	8,389,590
Aikido Pharma, Inc. (a)(b)	23,578	80,637
Aileron Therapeutics, Inc. (a)	17,806	49,323
AIM ImmunoTech, Inc. (a)(b)	267,854	108,481
Akebia Therapeutics, Inc. (a)	801,220	216,730
Akero Therapeutics, Inc. (a)	153,111	7,119,662
Alaunos Therapeutics, Inc. (a)(b)	1,062,542	677,902
Albireo Pharma, Inc. (a)(b)	84,539	1,866,621
Aldeyra Therapeutics, Inc. (a)	232,644	1,302,806
Alector, Inc. (a)	300,590	2,552,009
Aligos Therapeutics, Inc. (a)	102,870	102,870
Alkermes PLC (a)	820,604	20,334,567
Allakos, Inc. (a)	346,017	2,854,640
Allarity Therapeutics, Inc. (a)(b)	11,267	5,070
Allogene Therapeutics, Inc. (a)(b)	446,193	4,399,463
Allovir, Inc. (a)(b)	224,539	1,686,288
Alnylam Pharmaceuticals, Inc. (a)	600,804	132,531,354
Alpine Immune Sciences, Inc. (a)(b)	63,809	400,721
Altimmune, Inc. (a)(b)	217,126	2,160,404
ALX Oncology Holdings, Inc. (a)(b)	109,360	1,213,896
Alzamend Neuro, Inc. (a)(b)	282,597	324,987
Amicus Therapeutics, Inc. (a)	1,247,202	15,091,144
AnaptysBio, Inc. (a)(b)	98,367	2,717,880
Anavex Life Sciences Corp. (a)(b)	400,963	3,536,494
Anika Therapeutics, Inc. (a)	75,559	2,383,131
Anixa Biosciences, Inc. (a)	139,024	700,681
Annexon, Inc. (a)(b)	197,310	1,073,366
Annovis Bio, Inc. (a)(b)	26,563	357,007
Apellis Pharmaceuticals, Inc. (a)	467,019	23,318,259
Apexigen, Inc. (a)(b)	91,663	158,577
Applied Molecular Transport, Inc. (a)(b)	89,195	93,655
Applied Therapeutics, Inc. (a)	197,807	221,544
Aprea Therapeutics, Inc. (a)(b)	104,179	43,234
Aptevo Therapeutics, Inc. (a)(b)	32,818	102,392
Aptinyx, Inc. (a)	200,960	55,264
AquaBounty Technologies, Inc. (a)	246,268	169,408
Aravive, Inc. (a)(b)	72,839	97,604
Arbutus Biopharma Corp. (a)	506,129	1,189,403
ARCA Biopharma, Inc. (a)(b)	56,660	119,553
Arcellx, Inc.	133,715	2,666,277
Arcturus Therapeutics Holdings, Inc. (a)(b)	119,492	2,203,432
Arcus Biosciences, Inc. (a)	266,031	9,356,310
Arcutis Biotherapeutics, Inc. (a)	195,147	3,362,383
Ardelyx, Inc. (a)(b)	763,605	1,313,401
Aridis Pharmaceuticals, Inc. (a)(b)	79,934	72,740
Armata Pharmaceuticals, Inc. (a)	15,808	31,774
Arrowhead Pharmaceuticals, Inc. (a)	531,341	17,109,180
Ars Pharmaceuticals, Inc. (a)	112,961	702,617
Assembly Biosciences, Inc. (a)(b)	219,910	288,082
Astria Therapeutics, Inc. (a)	44,213	444,341
Atara Biotherapeutics, Inc. (a)	480,517	2,176,742
Athenex, Inc. (a)	303,691	63,775
Athersys, Inc. (a)(b)	45,116	26,853
Atossa Therapeutics, Inc. (a)(b)	673,577	505,183
Atreca, Inc. (a)(b)	151,951	162,588
aTyr Pharma, Inc. (a)	143,269	309,461
Aura Biosciences, Inc. (a)	71,887	1,026,546
Avalo Therapeutics, Inc. (a)	21,639	116,851
AVEO Pharmaceuticals, Inc. (a)	136,353	2,038,477
Avid Bioservices, Inc. (a)	314,898	4,931,303
Avidity Biosciences, Inc. (a)(b)	256,764	2,988,733
Avita Medical, Inc. (a)(b)	137,796	916,343
AVROBIO, Inc. (a)	227,767	207,017
Axcella Health, Inc. (a)	106,574	89,565
Aziyo Biologics, Inc. (a)(b)	6,011	41,476
Beam Therapeutics, Inc. (a)(b)	296,678	13,703,557
Bellerophon Therapeutics, Inc. (a)(b)	38,377	38,377
Bellicum Pharmaceuticals, Inc. (a)(b)	37,318	38,811
Benitec Biopharma, Inc. (a)(b)	30,132	6,177
Bio-Path Holdings, Inc. (a)(b)	36,450	53,582
BioAtla, Inc. (a)	139,454	1,535,389
BioCardia, Inc. (a)(b)	57,988	104,958
Biocept, Inc. (a)(b)	90,258	69,499
BioCryst Pharmaceuticals, Inc. (a)	940,589	12,566,269
Biohaven Ltd. (a)	284,696	4,503,891
BioMarin Pharmaceutical, Inc. (a)	926,461	93,554,032
Biomea Fusion, Inc. (a)	83,346	599,258
Biora Therapeutics, Inc. (a)(b)	633,107	155,111
BioRestorative Therapies, Inc. (b)	7,023	21,420
BioVie, Inc. (a)(b)	18,916	127,494
BioXcel Therapeutics, Inc. (a)(b)	99,071	1,641,606
Black Diamond Therapeutics, Inc. (a)(b)	117,694	248,334
bluebird bio, Inc. (a)(b)	380,786	2,966,323
Blueprint Medicines Corp. (a)	298,692	14,274,491
Bolt Biotherapeutics, Inc. (a)(b)	75,348	111,515
BrainStorm Cell Therpeutic, Inc. (a)(b)	152,267	251,241
BridgeBio Pharma, Inc. (a)(b)	542,528	5,083,487
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	6,835	22,350
C4 Therapeutics, Inc. (a)(b)	212,471	1,820,876
Cabaletta Bio, Inc. (a)(b)	129,848	581,719
Calithera Biosciences, Inc. (a)(b)	16,599	33,198
Calyxt, Inc. (a)	79,753	12,162
Candel Therapeutics, Inc. (a)	71,063	124,360
Capricor Therapeutics, Inc. (a)	116,500	520,755
Cardiff Oncology, Inc. (a)(b)	209,971	333,854
CareDx, Inc. (a)	263,969	3,418,399
Caribou Biosciences, Inc. (a)	266,812	2,484,020
CASI Pharmaceuticals, Inc. (a)(b)	42,375	82,631
Catalyst Biosciences, Inc. (a)	163,711	90,041
Catalyst Pharmaceutical Partners, Inc. (a)	478,288	8,020,890
Cel-Sci Corp. (a)(b)	213,713	634,728
Celcuity, Inc. (a)	31,723	289,948
Celldex Therapeutics, Inc. (a)	236,968	8,789,143
Cellectar Biosciences, Inc. (a)	25,537	48,010
Celularity, Inc. Class A (a)	294,201	503,084
Century Therapeutics, Inc. (a)	102,217	1,073,279
Cerevel Therapeutics Holdings (a)	324,012	9,383,388
Checkpoint Therapeutics, Inc. (a)(b)	387,706	228,708
Chimerix, Inc. (a)	438,287	951,083
Chinook Therapeutics, Inc. (a)	224,535	5,085,718
Chinook Therapeutics, Inc. rights (a)(c)	51,768	1
Cidara Therapeutics, Inc. (a)	293,865	188,103
Clene, Inc. (a)(b)	107,477	116,075
Clovis Oncology, Inc. (a)(b)	747,376	246,634
Codiak Biosciences, Inc. (a)	91,475	63,127
Cogent Biosciences, Inc. (a)	333,289	4,192,776
Cogent Biosciences, Inc. rights (a)(c)	43,783	0
CohBar, Inc. (a)	7,888	12,621
Coherus BioSciences, Inc. (a)(b)	325,884	2,235,564
Comera Life Sciences Holdings, Inc. (a)	43,535	66,609
Compass Therapeutics, Inc.	323,828	1,330,933
Concert Pharmaceuticals, Inc. (a)	211,131	1,017,651
ContraFect Corp. (a)(b)	182,668	32,259
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	566,856	110,253
Corvus Pharmaceuticals, Inc. (a)	159,342	148,539
Creative Medical Technology Holdings, Inc. (b)	24,157	9,897
Crinetics Pharmaceuticals, Inc. (a)	213,342	3,812,422
CRISPR Therapeutics AG (a)(b)	392,751	21,518,827
CTI BioPharma Corp. (a)	472,083	2,841,940
Cue Biopharma, Inc. (a)	159,607	616,083
Cullinan Oncology, Inc. (a)	144,461	1,795,650
Curis, Inc. (a)(b)	421,177	339,848
Cyclacel Pharmaceuticals, Inc. (a)(b)	38,558	31,903
Cyclerion Therapeutics, Inc. (a)	200,871	190,827
Cyclo Therapeutics, Inc. (a)(b)	28,316	42,191
Cyteir Therapeutics, Inc. (a)	70,299	101,231
Cytokinetics, Inc. (a)	470,493	19,995,953
CytomX Therapeutics, Inc. (a)	326,324	567,804
Day One Biopharmaceuticals, Inc. (a)	133,474	2,833,653
Decibel Therapeutics, Inc. (a)(b)	64,539	198,135
Deciphera Pharmaceuticals, Inc. (a)	241,982	3,849,934
Denali Therapeutics, Inc. (a)	540,034	17,232,485
DermTech, Inc. (a)(b)	141,945	361,960
Design Therapeutics, Inc. (a)(b)	144,679	2,025,506
DiaMedica Therapeutics, Inc. (a)	84,378	100,410
Diffusion Pharmaceuticals, Inc. (a)	10,069	63,233
Dyadic International, Inc. (a)(b)	102,202	153,303
Dynavax Technologies Corp. (a)(b)	592,276	7,350,145
Dyne Therapeutics, Inc. (a)	130,250	1,523,925
Eagle Pharmaceuticals, Inc. (a)(b)	56,322	2,045,615
Edesa Biotech, Inc. (a)	40,786	37,613
Editas Medicine, Inc. (a)(b)	339,605	3,599,813
Effector Therapeutics, Inc. Class A (a)(b)	56,361	23,333
Eiger Biopharmaceuticals, Inc. (a)(b)	208,403	946,150
Eledon Pharmaceuticals, Inc. (a)	75,764	187,895
Elevation Oncology, Inc. (a)	68,657	62,066
Eliem Therapeutics, Inc. (a)(b)	30,223	76,162
Emergent BioSolutions, Inc. (a)	224,478	2,761,079
Enanta Pharmaceuticals, Inc. (a)	95,684	4,190,002
Enochian Biosciences, Inc. (a)(b)	80,882	121,727
Ensysce Biosciences, Inc. (a)(b)	3,076	8,920
Entrada Therapeutics, Inc. (a)	84,890	1,270,803
EQRx, Inc. (a)	1,140,237	4,287,291
Equillium, Inc. (a)(b)	90,083	149,538
Erasca, Inc. (a)	294,551	2,223,860
Evelo Biosciences, Inc. (a)(b)	283,006	591,483
Exact Sciences Corp. (a)	888,729	39,948,369
Exagen, Inc. (a)(b)	40,234	108,632
Exelixis, Inc. (a)	1,617,911	27,633,920
Exicure, Inc. (a)(b)	12,682	12,682
F-star Therapeutics, Inc. (a)	109,999	620,394
F-star Therapeutics, Inc.:
rights (a)(c)	13,735	0
rights (a)(c)	13,735	0
Fate Therapeutics, Inc. (a)(b)	421,877	8,783,479
FibroGen, Inc. (a)	448,283	6,441,827
Finch Therapeutics Group, Inc. (a)	113,524	111,265
First Wave BioPharma, Inc. (a)(b)	2,138	1,775
Foghorn Therapeutics, Inc. (a)(b)	103,904	701,352
Forte Biosciences, Inc. (a)	61,565	61,245
Fortress Biotech, Inc. (a)	368,596	243,753
Frequency Therapeutics, Inc. (a)	188,951	419,471
Fresh Tracks Therapeutics, Inc. (a)(b)	7,100	13,845
G1 Therapeutics, Inc. (a)(b)	178,072	1,061,309
Gain Therapeutics, Inc. (a)(b)	46,877	143,912
Galectin Therapeutics, Inc. (a)(b)	252,744	320,985
Galecto, Inc. (a)	61,891	97,169
Galera Therapeutics, Inc. (a)(b)	97,333	160,599
Gelesis Holdings, Inc. Class A (a)(b)	126,692	46,876
Gemini Therapeutics, Inc. (a)(b)	154,315	265,422
Generation Bio Co. (a)(b)	233,245	1,243,196
Genprex, Inc. (a)(b)	251,770	339,890
GeoVax Labs, Inc. (a)(b)	122,460	97,209
Geron Corp. (a)(b)	1,596,995	3,705,028
GlycoMimetics, Inc. (a)	214,855	464,087
Gossamer Bio, Inc. (a)(b)	392,132	3,356,650
Graphite Bio, Inc. (a)	133,423	470,983
GreenLight Biosciences Holdings PBC Class A (a)	353,081	522,560
Greenwich Lifesciences, Inc. (a)(b)	21,360	297,972
Gritstone Bio, Inc. (a)(b)	309,798	910,806
Gt Biopharma, Inc. (a)(b)	112,091	184,950
Halozyme Therapeutics, Inc. (a)	689,847	39,500,639
Harpoon Therapeutics, Inc. (a)(b)	125,054	85,675
HCW Biologics, Inc. (a)	67,640	142,720
Heron Therapeutics, Inc. (a)(b)	514,722	1,394,897
HilleVax, Inc. (b)	59,352	1,187,040
Histogen, Inc. (a)	7,001	7,141
Homology Medicines, Inc. (a)	204,281	314,593
Hookipa Pharma, Inc. (a)	228,554	242,267
Horizon Therapeutics PLC (a)	1,154,011	115,735,763
Humacyte, Inc. Class A (a)(b)	249,692	779,039
Humanigen, Inc. (a)(b)	273,184	38,792
iBio, Inc. (a)(b)	47,822	73,646
Icosavax, Inc. (a)(b)	96,619	322,707
Ideaya Biosciences, Inc. (a)(b)	168,596	3,014,496
Idera Pharmaceuticals, Inc. (a)(b)	224,945	67,506
IGM Biosciences, Inc. (a)(b)	44,303	975,109
Imago BioSciences, Inc. (a)	119,266	4,256,604
Immix Biopharma, Inc. (b)	56,083	67,860
Immucell Corp. (a)	12,880	87,584
Immuneering Corp. (a)(b)	89,853	583,146
Immunic, Inc. (a)(b)	144,176	193,196
ImmunityBio, Inc. (a)(b)	513,109	2,827,231
ImmunoGen, Inc. (a)	1,008,101	5,232,044
Immunome, Inc. (a)(b)	46,725	199,516
Immunovant, Inc. (a)(b)	222,381	2,915,415
Impel Pharmaceuticals, Inc. (a)(b)	48,860	130,456
Imunon, Inc. (a)(b)	29,551	41,371
In8bio, Inc. (a)	44,325	77,126
Indaptus Therapeutics, Inc. (a)	24,479	44,552
Infinity Pharmaceuticals, Inc. (a)	480,580	263,694
Inhibikase Therapeutics, Inc. (a)	42,885	25,954
Inhibrx, Inc. (a)(b)	132,605	3,975,498
Inmune Bio, Inc. (a)(b)	59,111	422,644
Inovio Pharmaceuticals, Inc. (a)(b)	1,228,669	2,506,485
Inozyme Pharma, Inc. (a)	134,973	195,711
Insmed, Inc. (a)	666,702	12,327,320
Instil Bio, Inc. (a)	305,898	406,844
Intellia Therapeutics, Inc. (a)	383,243	19,721,685
Intercept Pharmaceuticals, Inc. (a)	131,327	1,958,086
Invivyd, Inc. (a)(b)	265,564	600,175
Ionis Pharmaceuticals, Inc. (a)	709,621	28,945,441
Iovance Biotherapeutics, Inc. (a)	699,490	4,476,736
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	655,124	7,933,552
IsoRay, Inc. (a)(b)	720,354	285,981
iTeos Therapeutics, Inc. (a)	127,116	2,561,387
Iveric Bio, Inc. (a)	560,660	13,242,789
Janux Therapeutics, Inc. (a)(b)	85,979	1,172,754
Jasper Therapeutics, Inc. (a)(b)	76,850	47,055
Jounce Therapeutics, Inc. (a)	173,795	152,940
Kalvista Pharmaceuticals, Inc. (a)	87,286	470,472
Karuna Therapeutics, Inc. (a)	133,940	31,517,421
Karyopharm Therapeutics, Inc. (a)(b)	376,642	1,992,436
Keros Therapeutics, Inc. (a)	79,624	3,968,460
Kezar Life Sciences, Inc. (a)(b)	254,942	1,991,097
Kiniksa Pharmaceuticals Ltd. (a)	133,761	2,251,198
Kinnate Biopharma, Inc. (a)	80,173	634,970
Kintara Therapeutics, Inc. (a)(b)	3,092	20,716
Kiromic BioPharma, Inc. (a)	4,285	1,104
Kodiak Sciences, Inc. (a)	156,270	1,153,273
Kronos Bio, Inc. (a)(b)	221,308	420,485
Krystal Biotech, Inc. (a)(b)	108,354	8,423,440
Kura Oncology, Inc. (a)	314,022	4,952,127
Kymera Therapeutics, Inc. (a)(b)	187,969	5,447,342
Lantern Pharma, Inc. (a)(b)	32,671	163,355
Larimar Therapeutics, Inc. (a)	66,205	209,870
Leap Therapeutics, Inc. (a)(b)	331,855	200,640
Lexicon Pharmaceuticals, Inc. (a)	452,844	969,086
Lineage Cell Therapeutics, Inc. (a)(b)	690,892	1,001,793
Longeveron, Inc. (a)(b)	18,994	73,697
Lumos Pharma, Inc. (a)	12,883	65,961
Lyell Immunopharma, Inc. (a)(b)	732,648	3,084,448
Macrogenics, Inc. (a)	272,716	1,753,564
Madrigal Pharmaceuticals, Inc. (a)(b)	59,693	4,185,076
Magenta Therapeutics, Inc. (a)(b)	194,521	223,699
MannKind Corp. (a)(b)	1,317,564	6,166,200
Marker Therapeutics, Inc. (a)	377,246	113,174
Matinas BioPharma Holdings, Inc. (a)	958,836	632,832
MediciNova, Inc. (a)(b)	261,571	690,547
MEI Pharma, Inc. (a)(b)	559,254	190,258
Merrimack Pharmaceuticals, Inc. (a)	78,252	931,981
Mersana Therapeutics, Inc. (a)	430,228	2,865,318
Metacrine, Inc. (a)(b)	35,824	14,512
MiMedx Group, Inc. (a)	557,383	1,811,495
Minerva Neurosciences, Inc. (a)(b)	20,849	73,805
MiNK Therapeutics, Inc. (a)(b)	2,789	7,391
Mirati Therapeutics, Inc. (a)	250,898	22,927,059
Mirum Pharmaceuticals, Inc. (a)(b)	117,296	2,187,570
Molecular Templates, Inc. (a)(b)	212,049	112,365
Moleculin Biotech, Inc. (a)	144,840	208,570
Monopar Therapeutics, Inc. (a)(b)	23,450	60,267
Monte Rosa Therapeutics, Inc. (a)(b)	144,559	1,225,860
Morphic Holding, Inc. (a)	146,308	4,026,396
Mustang Bio, Inc. (a)(b)	353,269	178,401
Myovant Sciences Ltd. (a)	212,850	5,717,151
Myriad Genetics, Inc. (a)	404,578	8,196,750
NanoViricides, Inc. (a)(b)	82,957	131,902
Natera, Inc. (a)	542,031	22,288,315
Navidea Biopharmaceuticals, Inc. (a)	69,656	17,226
Neoleukin Therapeutics, Inc. (a)	175,360	89,434
Neubase Therapeutics, Inc. (a)(b)	144,322	33,526
Neurobo Pharmaceuticals, Inc. (a)(b)	1,113	1,614
Neurobo Pharmaceuticals, Inc. rights (a)(c)	1,349	0
Neurocrine Biosciences, Inc. (a)	477,622	60,686,651
Neximmune, Inc. (a)(b)	34,116	15,113
NextCure, Inc. (a)(b)	79,531	112,139
Nighthawk Biosciences, Inc. (a)(b)	157,281	188,234
Nkarta, Inc. (a)(b)	159,197	1,349,991
Novavax, Inc. (a)(b)	395,065	6,514,622
Nurix Therapeutics, Inc. (a)	215,795	2,673,700
Nuvalent, Inc. Class A (a)	127,122	4,179,771
Nuvectis Pharma, Inc. (b)	17,676	128,505
Ocugen, Inc. (a)(b)	1,087,863	1,697,066
Olema Pharmaceuticals, Inc. (a)	175,279	503,051
Omega Therapeutics, Inc. (a)	87,439	612,073
Omniab, Inc. (c)	29,843	64,162
Omniab, Inc. (c)	29,843	60,283
OncoCyte Corp. (a)(b)	603,767	283,831
Oncorus, Inc. (a)(b)	72,227	34,676
OncoSec Medical, Inc. (a)(b)	7,517	21,273
Oncternal Therapeutics, Inc. (a)(b)	222,866	202,830
Oncternal Therapeutics, Inc. rights (a)(c)	6,762	0
OpGen, Inc. (a)	197,254	39,056
Oragenics, Inc. (a)(b)	485,957	95,636
Organogenesis Holdings, Inc. Class A (a)	395,817	1,084,539
Organovo Holdings, Inc. (a)(b)	36,540	55,175
Orgenesis, Inc. (a)(b)	109,784	219,568
ORIC Pharmaceuticals, Inc. (a)(b)	144,270	517,929
Outlook Therapeutics, Inc. (a)(b)	530,482	551,701
Ovid Therapeutics, Inc. (a)	276,832	489,993
Oyster Point Pharma, Inc. (a)	83,212	930,310
Palatin Technologies, Inc. (a)(b)	41,329	163,250
Panbela Therapeutics, Inc. (a)	6,889	907
Pardes Biosciences, Inc. (a)(b)	105,945	95,372
Pasithea Therapeutics Corp. (a)(b)	84,651	83,813
Passage Bio, Inc. (a)	201,184	245,444
PDL BioPharma, Inc. (a)(c)	562,926	709,287
PDS Biotechnology Corp. (a)	139,562	1,260,245
PepGen, Inc.	45,788	684,988
PharmaCyte Biotech, Inc. (a)(b)	82,725	249,830
Phio Pharmaceuticals Corp. (a)	66,415	27,894
Pieris Pharmaceuticals, Inc. (a)(b)	359,530	350,722
Plus Therapeutics, Inc. (a)	92,857	37,366
PMV Pharmaceuticals, Inc. (a)(b)	159,547	1,592,279
Point Biopharma Global, Inc. (a)(b)	323,873	2,205,575
Polarityte, Inc. (a)(b)	13,841	9,582
Poseida Therapeutics, Inc. (a)	244,894	1,116,717
Praxis Precision Medicines, Inc. (a)(b)	170,846	377,570
Precigen, Inc. (a)(b)	511,657	931,216
Precision BioSciences, Inc. (a)	414,334	567,638
Prelude Therapeutics, Inc. (a)	65,019	433,677
ProKidney Corp. (a)(b)	51,542	469,548
Prometheus Biosciences, Inc. (a)	147,657	6,070,179
Protagenic Therapeutics, Inc. (a)	68,699	36,479
Protagonist Therapeutics, Inc. (a)	227,688	1,801,012
Protara Therapeutics, Inc. (a)	54,111	191,012
Prothena Corp. PLC (a)	175,514	10,971,380
PTC Therapeutics, Inc. (a)	358,073	14,856,449
Puma Biotechnology, Inc. (a)	207,464	937,737
Pyxis Oncology, Inc. (a)	107,057	155,233
Qualigen Therapeutics, Inc. (a)(b)	12,025	18,038
Qualigen Therapeutics, Inc. rights (a)(c)	2,906	0
Quince Therapeutics, Inc. (a)(b)	68,933	50,804
Rallybio Corp. (a)	69,520	400,435
RAPT Therapeutics, Inc. (a)	106,799	1,888,206
Recursion Pharmaceuticals, Inc. (a)(b)	606,181	5,698,101
REGENXBIO, Inc. (a)	184,944	4,420,162
Regulus Therapeutics, Inc. (a)(b)	38,749	66,261
Relay Therapeutics, Inc. (a)(b)	449,648	8,354,460
Reneo Pharmaceuticals, Inc. (a)	45,635	101,310
Renovacor, Inc. (a)	5,659	18,109
RenovoRx, Inc. (a)(b)	30,460	59,397
Repligen Corp. (a)	257,533	46,057,202
Replimune Group, Inc. (a)	166,201	3,402,134
Revolution Medicines, Inc. (a)	379,388	8,949,763
Rezolute, Inc. (a)	133,825	219,473
Rhythm Pharmaceuticals, Inc. (a)	202,086	5,409,842
Rigel Pharmaceuticals, Inc. (a)	902,790	606,314
Rocket Pharmaceuticals, Inc. (a)(b)	240,587	4,542,283
Roivant Sciences Ltd. (a)	520,440	2,789,558
Rubius Therapeutics, Inc. (a)	225,427	50,045
S.A.B. Biotherapeutics, Inc. (a)(b)	140,358	151,587
Sage Therapeutics, Inc. (a)	257,918	10,584,955
Salarius Pharmaceuticals, Inc. (a)	8,469	16,345
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	42,326	4
Sana Biotechnology, Inc. (a)(b)	431,442	2,152,896
Sangamo Therapeutics, Inc. (a)	632,928	2,316,516
Sarepta Therapeutics, Inc. (a)	437,258	53,699,655
Savara, Inc. (a)	368,698	582,543
Scholar Rock Holding Corp. (a)	173,768	1,350,177
Scopus Biopharma, Inc. (a)	200,928	44,244
Seagen, Inc. (a)	683,438	82,962,539
Selecta Biosciences, Inc. (a)(b)	569,784	746,417
Sellas Life Sciences Group, Inc. (a)(b)	79,200	189,288
Sensei Biotherapeutics, Inc. (a)(b)	47,148	66,950
Senti Biosciences, Inc. (a)	96,912	222,898
Sera Prognostics, Inc. (a)	67,450	90,383
Seres Therapeutics, Inc. (a)	452,426	2,940,769
Sesen Bio, Inc. (a)	1,023,195	566,645
Shattuck Labs, Inc. (a)	176,505	400,666
Sigilon Therapeutics, Inc. (a)	51,460	21,443
Sio Gene Therapies, Inc. (a)	269,559	82,997
Societal Cdmo, Inc. (a)	211,206	380,171
Soleno Therapeutics, Inc. (a)(b)	17,554	18,958
Solid Biosciences, Inc. (a)	21,494	144,010
Soligenix, Inc. (a)(b)	188,489	105,761
Sonnet Biotherapeutics Holding (a)(b)	18,597	18,597
Sorrento Therapeutics, Inc. (a)(b)	1,924,124	2,501,361
Spectrum Pharmaceuticals, Inc. (a)(b)	804,498	370,552
Spero Therapeutics, Inc. (a)(b)	160,587	311,539
SpringWorks Therapeutics, Inc. (a)(b)	155,833	3,768,042
Spruce Biosciences, Inc. (a)(b)	32,287	35,516
SQZ Biotechnologies Co. (a)(b)	84,069	211,013
Statera Biopharma, Inc. (a)(b)	54,957	6,870
Stoke Therapeutics, Inc. (a)	110,547	833,524
Summit Therapeutics, Inc. (a)	150,036	120,029
Surface Oncology, Inc. (a)	196,957	181,200
Surrozen, Inc. (a)(b)	101,383	62,857
Sutro Biopharma, Inc. (a)	236,071	1,768,172
Synaptogenix, Inc. (a)(b)	38,455	228,423
Syndax Pharmaceuticals, Inc. (a)	269,316	6,452,811
Synlogic, Inc. (a)	191,969	114,836
Syros Pharmaceuticals, Inc. (a)(b)	37,929	150,199
T2 Biosystems, Inc. (a)(b)	17,521	29,260
Talaris Therapeutics, Inc. (a)(b)	104,280	152,249
Tango Therapeutics, Inc. (a)	214,221	1,608,800
Taysha Gene Therapies, Inc. (a)	132,402	292,608
TCR2 Therapeutics, Inc. (a)	186,551	248,113
Tempest Therapeutics, Inc. (a)(b)	48,463	76,087
Tenax Therapeutics, Inc. (a)(b)	1,469	217
Tenaya Therapeutics, Inc. (a)	108,258	286,884
TG Therapeutics, Inc. (a)	686,992	6,059,269
Theriva Biologics, Inc. (a)(b)	68,096	49,199
TONIX Pharmaceuticals Holding (a)	214,818	82,705
TRACON Pharmaceuticals, Inc. (a)	80,290	121,238
TransCode Therapeutics, Inc. (a)	53,383	21,353
Travere Therapeutics, Inc. (a)	275,800	5,551,854
Trevena, Inc. (a)	33,779	116,706
TScan Therapeutics, Inc. (a)	54,753	117,719
Twist Bioscience Corp. (a)	281,096	7,687,976
Tyra Biosciences, Inc. (a)(b)	67,989	476,603
Ultragenyx Pharmaceutical, Inc. (a)	352,319	12,789,180
uniQure B.V. (a)	202,734	5,364,342
United Therapeutics Corp. (a)	227,413	63,650,625
UNITY Biotechnology, Inc. (a)	24,011	66,030
Vaccinex, Inc. (a)(b)	167,539	84,590
Vanda Pharmaceuticals, Inc. (a)	283,067	3,088,261
Vaxart, Inc. (a)(b)	644,634	760,668
Vaxcyte, Inc. (a)	296,410	13,652,645
Vaxxinity, Inc. Class A	177,503	465,058
VBI Vaccines, Inc. (a)(b)	959,259	498,815
Vera Therapeutics, Inc. (a)(b)	65,626	1,095,954
Veracyte, Inc. (a)(b)	363,253	10,076,638
Verastem, Inc. (a)	978,873	450,282
Vericel Corp. (a)	238,008	5,433,723
Verve Therapeutics, Inc. (a)(b)	206,738	4,802,524
Vigil Neuroscience, Inc.	40,596	507,450
Viking Therapeutics, Inc. (a)(b)	333,971	1,352,583
Vincerx Pharma, Inc. (a)	75,614	52,930
Vir Biotechnology, Inc. (a)	383,120	10,811,646
Viracta Therapeutics, Inc. (a)	117,773	273,233
Viridian Therapeutics, Inc. (a)(b)	184,436	4,660,698
Viridian Therapeutics, Inc. rights (a)(c)	167,699	2
Virios Therapeutics, Inc. (a)(b)	35,274	10,229
VistaGen Therapeutics, Inc. (a)	1,013,964	140,028
Vor Biopharma, Inc. (a)(b)	81,254	373,768
Voyager Therapeutics, Inc. (a)	139,323	827,579
vTv Therapeutics, Inc. Class A (a)(b)	157,605	129,425
Vyant Bio, Inc. (a)	22,776	28,242
Werewolf Therapeutics, Inc. (a)	65,840	120,487
Windtree Therapeutics, Inc. (a)(b)	129,274	24,885
X4 Pharmaceuticals, Inc. (a)	306,482	459,723
Xbiotech, Inc. (a)	84,903	275,086
Xencor, Inc. (a)	299,335	8,896,236
Xenetic Biosciences, Inc. (a)	62,314	26,826
Xilio Therapeutics, Inc. (a)	40,059	102,551
XOMA Corp. (a)(b)	38,987	825,355
Y-mAbs Therapeutics, Inc. (a)	164,396	734,850
Yield10 Bioscience, Inc. (a)(b)	22,257	52,081
Yumanity Therapeutics, Inc. (a)(b)	23,777	42,561
Yumanity Therapeutics, Inc. rights (a)(c)	198,769	2
Zentalis Pharmaceuticals, Inc. (a)	221,515	4,899,912
		1,757,715,573
Health Care Equipment & Supplies - 2.7%
Accelerate Diagnostics, Inc. (a)(b)	218,653	189,747
Accuray, Inc. (a)(b)	485,951	996,200
Acutus Medical, Inc. (a)(b)	105,279	85,276
Aethlon Medical, Inc. (a)	88,961	37,631
Allied Healthcare Products, Inc. (a)	17,020	19,573
Alphatec Holdings, Inc. (a)	344,796	3,537,607
Angiodynamics, Inc. (a)	195,309	2,529,252
Apollo Endosurgery, Inc. (a)	184,992	1,873,969
Apyx Medical Corp. (a)	156,747	275,875
Artivion, Inc. (a)	197,182	2,521,958
Asensus Surgical, Inc. (a)(b)	1,223,824	501,768
Aspira Women's Health, Inc. (a)(b)	332,336	120,306
Atricure, Inc. (a)	236,446	10,772,480
Atrion Corp.	6,646	4,019,501
Avanos Medical, Inc. (a)	238,070	6,404,083
Avinger, Inc. (a)(b)	23,921	29,662
AxoGen, Inc. (a)	213,922	2,342,446
Axonics Modulation Technologies, Inc. (a)	245,046	16,780,750
Beyond Air, Inc. (a)(b)	126,677	725,859
BioLase Technology, Inc. (a)(b)	29,679	28,670
Biomerica, Inc. (a)(b)	51,297	178,514
BioSig Technologies, Inc. (a)(b)	148,551	60,891
Bioventus, Inc. (a)(b)	156,132	304,457
Bluejay Diagnostics, Inc. (a)(b)	17,639	11,995
Butterfly Network, Inc. Class A (a)(b)	707,819	2,286,255
Cardiovascular Systems, Inc. (a)	206,902	2,898,697
Cerus Corp. (a)	903,686	3,614,744
Chembio Diagnostics, Inc. (a)(b)	158,414	47,524
ClearPoint Neuro, Inc. (a)(b)	108,721	1,025,239
Co.-Diagnostics, Inc. (a)(b)	168,628	507,570
ConforMis, Inc. (a)(b)	37,731	105,647
CONMED Corp.	151,313	12,536,282
Cue Health, Inc. (a)	468,472	1,499,110
Cutera, Inc. (a)(b)	87,427	4,159,777
CVRx, Inc. (a)(b)	54,568	730,120
CytoSorbents Corp. (a)(b)	213,618	299,065
DarioHealth Corp. (a)(b)	102,816	509,967
Delcath Systems, Inc. (a)	39,237	111,433
Dynatronics Corp. (a)	60,408	25,679
Eargo, Inc. (a)(b)	1,432,839	910,139
Ekso Bionics Holdings, Inc. (a)	70,058	72,860
electroCore, Inc. (a)(b)	301,437	99,836
Electromed, Inc. (a)	34,355	343,206
Embecta Corp.	290,708	9,570,107
ENDRA Life Sciences, Inc. (a)	194,363	34,519
Enovis Corp. (a)	235,963	12,772,677
Envista Holdings Corp. (a)	819,309	27,954,823
Envveno Medical Corp. (a)	40,048	236,283
Figs, Inc. Class A (a)(b)	648,690	5,079,243
Fonar Corp. (a)	32,865	618,519
GBS, Inc. (a)(b)	111,626	39,482
Glaukos Corp. (a)	238,544	11,108,994
Globus Medical, Inc. (a)	386,722	28,574,889
Haemonetics Corp. (a)	257,859	21,997,951
Heartbeam, Inc. (a)(b)	39,404	168,255
Helius Medical Technologies, Inc. (U.S.) (a)(b)	10,204	3,184
Heska Corp. (a)	50,104	3,224,192
Hyperfine, Inc. (a)(b)	240,872	192,698
ICU Medical, Inc. (a)(b)	101,194	16,113,121
Inari Medical, Inc. (a)	239,547	17,625,868
Inogen, Inc. (a)	112,075	2,501,514
Inspire Medical Systems, Inc. (a)	138,280	33,404,300
Insulet Corp. (a)	347,512	104,034,667
Integer Holdings Corp. (a)	168,679	12,536,223
Integra LifeSciences Holdings Corp. (a)	366,845	20,154,464
Invacare Corp. (a)(b)	188,199	65,870
InVivo Therapeutics Holdings Corp. (a)(b)	6,821	13,915
INVO Bioscience, Inc. (a)	43,494	41,524
IRadimed Corp.	34,245	1,012,282
iRhythm Technologies, Inc. (a)	149,971	16,354,338
Iridex Corp. (a)(b)	58,823	142,352
Kewaunee Scientific Corp. (a)	10,661	176,440
KORU Medical Systems, Inc. (a)(b)	163,709	482,942
Lantheus Holdings, Inc. (a)	342,564	21,266,373
LeMaitre Vascular, Inc.	94,681	4,435,805
LENSAR, Inc. (a)	43,601	144,319
LivaNova PLC (a)	270,010	14,950,454
LogicMark, Inc. (a)(b)	52,082	33,317
Lucid Diagnostics, Inc. (a)(b)	16,277	30,275
Lucira Health, Inc. (a)	46,406	17,634
Masimo Corp. (a)	241,582	35,014,895
Meridian Bioscience, Inc. (a)	219,054	7,009,728
Merit Medical Systems, Inc. (a)	283,798	20,433,456
Mesa Laboratories, Inc.	24,750	4,186,958
Microbot Medical, Inc. (a)(b)	31,518	143,407
Milestone Scientific, Inc. (a)(b)	237,344	133,435
Minerva Surgical, Inc. (a)	9,131	1,644
Motus GI Holdings, Inc. (a)(b)	10,808	14,483
Myomo, Inc. (a)(b)	28,817	23,420
NanoVibronix, Inc. (a)(b)	109,447	44,326
Nemaura Medical, Inc. (a)	68,861	147,363
Neogen Corp. (a)	1,078,880	17,866,253
NeuroMetrix, Inc. (a)(b)	26,279	44,149
Neuronetics, Inc. (a)	132,997	835,221
NeuroOne Medical Technologies Corp. (a)(b)	75,880	106,991
NeuroPace, Inc. (a)(b)	32,172	51,797
Nevro Corp. (a)	179,500	8,384,445
NEXGEL, Inc. (a)	179	213
Novocure Ltd. (a)(b)	449,224	34,518,372
NuVasive, Inc. (a)	262,444	10,193,325
Nuwellis, Inc. (a)(b)	30,042	4,266
Omnicell, Inc. (a)	222,572	11,486,941
OraSure Technologies, Inc. (a)	356,679	1,797,662
Orthofix International NV (a)	95,224	1,713,080
OrthoPediatrics Corp. (a)	69,826	3,071,646
Outset Medical, Inc. (a)	247,787	5,223,350
Owlet, Inc. (a)(b)	359,705	298,591
Paragon 28, Inc. (a)	124,134	2,544,747
PAVmed, Inc. (a)(b)	429,584	300,709
Penumbra, Inc. (a)	189,015	39,600,533
PetVivo Holdings, Inc. (a)(b)	28,395	69,000
Predictive Oncology, Inc. (a)	332,303	127,970
Pro-Dex, Inc. (a)(b)	11,098	194,770
PROCEPT BioRobotics Corp. (a)(b)	164,719	7,066,445
Pulmonx Corp. (a)(b)	183,710	1,105,934
Pulse Biosciences, Inc. (a)(b)	72,643	145,286
QuidelOrtho Corp. (a)	272,821	23,901,848
Quotient Ltd. (a)(b)	12,034	9,146
Ra Medical Systems, Inc. (a)(b)	830	2,034
Reshape Lifesciences, Inc. (a)	86,640	13,455
Retractable Technologies, Inc. (a)(b)	95,990	189,100
Rockwell Medical Technologies, Inc. (a)(b)	38,771	42,260
RxSight, Inc. (a)	62,527	798,470
Sanara Medtech, Inc. (a)(b)	13,555	507,906
Seaspine Holdings Corp. (a)	171,182	1,282,153
Semler Scientific, Inc. (a)	25,151	745,476
Senseonics Holdings, Inc. (a)(b)	2,291,495	2,543,559
Sensus Healthcare, Inc. (a)(b)	63,645	425,149
Shockwave Medical, Inc. (a)	179,788	45,594,237
SI-BONE, Inc. (a)	151,391	1,859,081
Sientra, Inc. (a)(b)	330,297	92,483
Sight Sciences, Inc. (a)(b)	128,298	1,433,089
Silk Road Medical, Inc. (a)	178,737	9,517,745
Sintx Technologies, Inc. (a)(b)	80,683	10,803
SmileDirectClub, Inc. (a)(b)	565,533	343,901
Sonendo, Inc. (a)(b)	40,754	97,402
Staar Surgical Co. (a)	241,728	13,805,086
Stereotaxis, Inc. (a)	236,214	562,189
STRATA Skin Sciences, Inc. (a)(b)	18,460	15,879
Surgalign Holdings, Inc. (a)(b)	19,707	44,341
SurModics, Inc. (a)	71,822	2,594,929
Tactile Systems Technology, Inc. (a)	103,467	885,678
Talis Biomedical Corp. (a)	79,693	43,728
Tandem Diabetes Care, Inc. (a)	320,486	13,476,436
Tela Bio, Inc. (a)(b)	40,321	338,293
Thermogenesis Holdings, Inc. (a)	31,810	4,533
TransMedics Group, Inc. (a)	157,604	9,750,959
Treace Medical Concepts, Inc. (a)	155,151	3,591,746
UFP Technologies, Inc. (a)	34,471	4,138,244
Utah Medical Products, Inc.	16,813	1,497,366
Vapotherm, Inc. (a)	121,314	107,969
Varex Imaging Corp. (a)(b)	195,845	4,159,748
Venus Concept, Inc. (a)(b)	99,836	22,992
Vicarious Surgical, Inc. (a)	198,950	696,325
ViewRay, Inc. (a)	715,393	3,448,194
Vivani Medical, Inc. (a)(b)	51,139	71,595
Viveve Medical, Inc. (a)(b)	41,622	17,481
VolitionRx Ltd. (a)(b)	174,512	415,339
Xtant Medical Holdings, Inc. (a)(b)	21,131	12,977
Zimvie, Inc. (a)	103,877	928,660
Zomedica Corp. (a)(b)	5,147,740	1,029,548
Zynex, Inc. (b)	116,886	1,603,676
		839,823,452
Health Care Providers & Services - 1.8%
1Life Healthcare, Inc. (a)	838,290	14,242,547
23andMe Holding Co. Class A (a)(b)	1,281,585	3,908,834
Acadia Healthcare Co., Inc. (a)	456,585	40,663,460
Accolade, Inc. (a)	305,649	2,698,881
AdaptHealth Corp. (a)(b)	387,796	8,651,729
Addus HomeCare Corp. (a)	80,747	8,904,779
Agiliti, Inc. (a)(b)	163,838	2,704,965
agilon health, Inc. (a)(b)	991,828	17,416,500
AirSculpt Technologies, Inc. (b)	37,586	134,558
Akumin, Inc. (a)	269,452	282,925
Alerislife, Inc. (a)	97,222	76,912
Alignment Healthcare, Inc. (a)	418,403	5,564,760
Amedisys, Inc. (a)	162,470	14,799,392
American Shared Hospital Services (a)	6,046	17,641
AMN Healthcare Services, Inc. (a)	216,492	26,780,060
Apollo Medical Holdings, Inc. (a)(b)	199,614	5,681,014
Assure Holdings Corp. (a)(b)	6,383	2,556
ATI Physical Therapy, Inc. (a)(b)	363,025	143,794
Aveanna Healthcare Holdings, Inc. (a)(b)	217,040	147,262
Biodesix, Inc. (a)	60,046	120,092
Brookdale Senior Living, Inc. (a)	917,739	2,890,878
Cano Health, Inc. (a)	856,608	1,627,555
CareMax, Inc. Class A (a)	332,074	1,315,013
Castle Biosciences, Inc. (a)	124,347	2,933,346
Chemed Corp.	74,629	38,807,080
Clover Health Investments Corp. (a)	1,739,461	2,278,694
Community Health Systems, Inc. (a)	619,959	2,126,459
Corvel Corp. (a)	46,170	7,062,625
Cross Country Healthcare, Inc. (a)	181,441	6,491,959
Cryo-Cell International, Inc. (b)	18,552	81,072
DocGo, Inc. Class A (a)	397,692	2,923,036
Encompass Health Corp.	500,247	29,254,445
Enhabit Home Health & Hospice (a)	244,144	3,493,701
Enzo Biochem, Inc. (a)	222,592	442,958
Fulgent Genetics, Inc. (a)(b)	100,788	3,655,581
Great Elm Group, Inc. (a)	107,945	210,493
Guardant Health, Inc. (a)	512,706	26,835,032
HealthEquity, Inc. (a)	422,419	26,815,158
Hims & Hers Health, Inc. (a)(b)	597,571	3,698,964
IMAC Holdings, Inc. (a)	114,463	36,937
InfuSystems Holdings, Inc. (a)	96,460	827,627
Innovage Holding Corp. (a)(b)	93,935	608,699
Invitae Corp. (a)(b)	1,091,585	3,242,007
LHC Group, Inc. (a)	154,332	25,219,392
LifeStance Health Group, Inc. (a)	463,468	2,359,052
Lisata Therapeutics, Inc. (a)(b)	15,591	55,660
Modivcare, Inc. (a)	62,994	4,850,538
MSP Recovery, Inc. (a)(b)	92,665	102,858
National Healthcare Corp.	66,513	4,099,861
National Research Corp. Class A	69,650	2,698,241
Novo Integrated Sciences, Inc. (a)	7,705	1,926
Oak Street Health, Inc. (a)(b)	578,840	12,514,521
Ontrak, Inc. (a)(b)	75,428	32,434
Opko Health, Inc. (a)	2,016,095	3,024,143
Option Care Health, Inc. (a)	780,440	23,499,048
Owens & Minor, Inc.	384,583	7,926,256
P3 Health Partners, Inc. Class A (a)(b)	148,670	710,643
Patterson Companies, Inc.	432,034	12,287,047
Pediatrix Medical Group, Inc. (a)	431,455	6,894,651
Pennant Group, Inc. (a)	136,379	1,410,159
PetIQ, Inc. Class A (a)	133,032	1,579,090
Precipio, Inc. (a)	125,076	95,908
Premier, Inc.	590,695	19,699,678
Privia Health Group, Inc. (a)	247,176	5,914,922
Progyny, Inc. (a)	375,006	13,736,470
Psychemedics Corp.	23,765	134,510
R1 Rcm, Inc. (a)	691,217	6,255,514
RadNet, Inc. (a)	238,941	4,723,864
Regional Health Properties, Inc. (a)(b)	10,873	28,271
Select Medical Holdings Corp.	524,190	12,884,590
Sema4 Holdings Corp. Class A (a)(b)	1,329,120	550,522
Signify Health, Inc. (a)(b)	344,916	9,871,496
Sonida Senior Living, Inc. (a)	15,109	232,225
Star Equity Holdings, Inc. (a)(b)	26,196	25,408
SunLink Health Systems, Inc. (a)	28,814	23,094
Surgery Partners, Inc. (a)	312,246	8,839,684
Talkspace, Inc. Class A (a)	469,087	412,797
Tenet Healthcare Corp. (a)	538,779	24,880,814
The Ensign Group, Inc.	275,770	26,198,150
The Joint Corp. (a)	71,924	1,072,387
The Oncology Institute, Inc. (a)	121,416	171,197
U.S. Physical Therapy, Inc.	64,040	5,533,696
Vivos Therapeutics, Inc. (a)(b)	112,106	55,941
		571,208,638
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	567,575	10,749,871
American Well Corp. (a)	1,239,629	4,524,646
Augmedix, Inc. (a)	101,157	127,458
Better Therapeutics, Inc. (a)	32,677	47,872
Biotricity, Inc. (a)(b)	214,542	223,124
CareCloud, Inc. (a)(b)	41,976	139,780
Certara, Inc. (a)	540,480	9,177,350
Computer Programs & Systems, Inc. (a)	75,968	2,248,653
Definitive Healthcare Corp. (a)(b)	187,897	2,136,389
Doximity, Inc. (a)(b)	557,416	18,946,570
Evolent Health, Inc. (a)	415,572	11,964,318
Forian, Inc. (a)(b)	96,927	239,410
GoodRx Holdings, Inc. (a)(b)	378,578	1,650,600
Health Catalyst, Inc. (a)	276,512	2,897,846
HealthStream, Inc. (a)	122,559	3,112,999
HTG Molecular Diagnostics (a)(b)	29,052	9,587
iCAD, Inc. (a)	117,174	210,913
iSpecimen, Inc. (a)(b)	12,588	19,763
MultiPlan Corp. Class A (a)(b)	1,161,974	1,731,341
NantHealth, Inc. (a)(b)	231,887	59,131
Nextgen Healthcare, Inc. (a)(b)	269,658	5,608,886
OptimizeRx Corp. (a)	93,621	1,974,467
Pear Therapeutics, Inc. Class A (a)	227,662	421,175
Phreesia, Inc. (a)	267,053	7,429,414
Schrodinger, Inc. (a)	273,108	4,915,944
SCWorx, Corp. (a)	37,084	17,426
Sharecare, Inc. Class A (a)	1,563,265	2,985,836
Simulations Plus, Inc.	79,010	3,207,016
Streamline Health Solutions, Inc. (a)	197,406	380,994
Tabula Rasa HealthCare, Inc. (a)(b)	123,663	556,484
Teladoc Health, Inc. (a)(b)	806,875	23,004,006
UpHealth, Inc. (a)	254,907	88,070
Veeva Systems, Inc. Class A (a)	701,742	133,583,607
		254,390,946
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)	473,309	18,298,126
Adaptive Biotechnologies Corp. (a)	549,875	4,827,903
Akoya Biosciences, Inc. (a)(b)	83,830	1,088,113
Alpha Teknova, Inc. (a)	31,162	147,085
Applied DNA Sciences, Inc. (a)(b)	65,502	89,083
Avantor, Inc. (a)	3,373,020	75,150,886
Azenta, Inc.	378,241	22,773,891
Berkeley Lights, Inc. (a)	278,339	818,317
BioLife Solutions, Inc. (a)	175,738	3,720,373
BioNano Genomics, Inc. (a)(b)	1,430,819	2,875,946
Bruker Corp.	503,318	33,928,666
Champions Oncology, Inc. (a)(b)	21,059	145,307
ChromaDex, Inc. (a)(b)	300,081	516,139
Codex DNA, Inc. (a)(b)	39,668	57,519
Codexis, Inc. (a)	351,540	1,922,924
CryoPort, Inc. (a)(b)	246,653	4,871,397
Cytek Biosciences, Inc. (a)	405,030	5,220,837
Harvard Bioscience, Inc. (a)	189,763	485,793
Inotiv, Inc. (a)(b)	86,625	523,215
IsoPlexis Corp. (a)	91,127	123,933
Maravai LifeSciences Holdings, Inc. (a)	552,583	8,222,435
MaxCyte, Inc. (a)	441,448	2,644,274
Medpace Holdings, Inc. (a)	125,350	26,309,712
Miromatrix Medical, Inc. (a)	80,471	337,173
Nanostring Technologies, Inc. (a)	211,179	1,476,141
Nautilus Biotechnology, Inc. (a)(b)	285,123	516,073
NeoGenomics, Inc. (a)	638,750	7,160,388
Pacific Biosciences of California, Inc. (a)(b)	1,048,928	11,275,976
Personalis, Inc. (a)	200,700	509,778
Quanterix Corp. (a)	170,958	2,273,741
Quantum-Si, Inc. (a)(b)	440,150	1,047,557
Rapid Micro Biosystems, Inc. (a)(b)	45,965	94,228
Science 37 Holdings, Inc. (a)	307,205	183,156
Seer, Inc. (a)	184,197	1,189,913
Singular Genomics Systems, Inc. (a)(b)	213,402	435,340
SomaLogic, Inc. Class A (a)	783,564	2,193,979
Sotera Health Co. (a)	504,144	4,204,561
Standard BioTools, Inc. (a)(b)	389,719	541,709
Syneos Health, Inc. (a)	514,491	18,151,242
		266,352,829
Pharmaceuticals - 1.3%
9 Meters Biopharma, Inc. (a)(b)	61,488	105,144
AcelRx Pharmaceuticals, Inc. (a)(b)	30,795	73,600
Acer Therapeutics, Inc. (a)(b)	57,869	73,494
Aclaris Therapeutics, Inc. (a)	256,782	3,908,222
Adamis Pharmaceuticals Corp. (a)(b)	786,585	157,081
Adial Pharmaceuticals, Inc. (a)(b)	73,973	19,314
Agile Therapeutics, Inc. (a)(b)	208,839	43,856
Alimera Sciences, Inc. (a)	14,070	48,542
Amneal Pharmaceuticals, Inc. (a)	513,468	1,314,478
Amphastar Pharmaceuticals, Inc. (a)	190,151	5,607,553
Amylyx Pharmaceuticals, Inc.	197,955	7,595,533
AN2 Therapeutics, Inc.	25,959	258,811
Anebulo Pharmaceuticals, Inc. (a)(b)	1,879	4,134
Angion Biomedica Corp. (a)	108,991	92,642
ANI Pharmaceuticals, Inc. (a)(b)	59,237	2,484,992
Aquestive Therapeutics, Inc. (a)(b)	201,355	186,857
Artelo Biosciences, Inc. (a)	6,776	16,669
Arvinas Holding Co. LLC (a)	242,370	9,946,865
Assertio Holdings, Inc. (a)(b)	228,156	707,284
Atea Pharmaceuticals, Inc. (a)	375,198	1,759,679
Athira Pharma, Inc. (a)	168,721	524,722
Avenue Therapeutics, Inc. (a)(b)	3,511	4,705
Axsome Therapeutics, Inc. (a)(b)	158,786	11,478,640
Aytu BioScience, Inc. (a)(b)	177,621	36,430
Baudax Bio, Inc. (a)(b)	36,778	5,425
Biofrontera, Inc. (a)(b)	39,091	41,046
Bright Green Corp. (a)	308,168	178,614
Cara Therapeutics, Inc. (a)(b)	223,379	2,635,872
Cassava Sciences, Inc. (a)(b)	189,807	6,610,978
CinCor Pharma, Inc. (b)	94,178	1,111,300
Citius Pharmaceuticals, Inc. (a)(b)	716,160	837,907
Clearside Biomedical, Inc. (a)	291,772	353,044
Clever Leaves Holdings, Inc. (a)(b)	104,610	47,022
CNS Pharmaceuticals, Inc. (a)	2,167	6,566
Cocrystal Pharma, Inc. (a)	45,174	123,777
Cognition Therapeutics, Inc. (a)(b)	66,136	232,137
Collegium Pharmaceutical, Inc. (a)	170,443	3,727,588
Context Therapeutics, Inc. (a)	39,681	54,760
Corcept Therapeutics, Inc. (a)	478,492	12,096,278
CorMedix, Inc. (a)(b)	198,101	824,100
Cumberland Pharmaceuticals, Inc. (a)	32,548	73,884
CymaBay Therapeutics, Inc. (a)	398,563	1,347,143
Dare Bioscience, Inc. (a)(b)	455,773	405,684
Dermata Therapeutics, Inc. (a)	10,769	6,810
DICE Therapeutics, Inc. (a)	163,863	5,704,071
Durect Corp. (a)(b)	1,189,615	499,519
Edgewise Therapeutics, Inc. (a)	132,365	1,184,667
Elanco Animal Health, Inc. (a)	2,239,041	28,816,458
Elanco Animal Health, Inc. rights (a)(c)	223,265	2
Eloxx Pharmaceuticals, Inc. (a)	360,866	49,078
Enliven Therapeutics, Inc. (a)(b)	72,317	308,070
Enveric Biosciences, Inc. (a)(b)	2,397	6,879
Esperion Therapeutics, Inc. (a)	292,241	1,958,015
Eton Pharmaceuticals, Inc. (a)(b)	93,844	283,409
Evoke Pharma, Inc. (a)	11,800	17,700
Evolus, Inc. (a)(b)	198,783	1,439,189
Eyenovia, Inc. (a)(b)	135,184	266,312
Eyepoint Pharmaceuticals, Inc. (a)(b)	114,727	367,126
Fulcrum Therapeutics, Inc. (a)	166,871	1,143,066
Graybug Vision, Inc. (a)(b)	43,136	26,693
Harmony Biosciences Holdings, Inc. (a)	150,365	8,987,316
Harrow Health, Inc. (a)(b)	128,900	1,437,235
Hepion Pharmaceuticals, Inc. (a)(b)	400,007	146,083
Hoth Therapeutics, Inc. (a)(b)	2,593	10,579
Ikena Oncology, Inc. (a)	124,065	276,665
Innoviva, Inc. (a)	308,279	4,047,703
Intra-Cellular Therapies, Inc. (a)	439,442	23,826,545
Jaguar Health, Inc. (a)(b)	212,817	27,666
Jazz Pharmaceuticals PLC (a)	312,716	49,068,268
Journey Medical Corp. (b)	25,500	45,645
Kala Pharmaceuticals, Inc. (a)(b)	5,168	27,339
KemPharm, Inc. (a)(b)	164,104	781,135
Kiora Pharmaceuticals, Inc. (a)(b)	3,097	10,994
Landos Biopharma, Inc. (a)	35,344	7,599
Lannett Co., Inc. (a)(b)	228,147	126,644
Lexaria Bioscience Corp. (a)(b)	39,849	117,953
Ligand Pharmaceuticals, Inc.:
Class B (a)	78,700	5,737,230
General CVR (a)(c)	26,087	196
Glucagon CVR (a)(c)	26,087	130
rights (a)	26,087	175
TR Beta CVR (a)(c)	26,087	3,913
Lipocine, Inc. (a)	486,843	219,128
Liquidia Technologies, Inc. (a)	233,834	1,173,847
Longboard Pharmaceuticals, Inc. (a)	44,277	237,767
Lyra Therapeutics, Inc. (a)	76,353	267,999
Marinus Pharmaceuticals, Inc. (a)(b)	173,707	832,057
MyMD Pharmaceuticals, Inc. (a)(b)	154,568	330,776
Nektar Therapeutics (a)	922,372	2,582,642
NGM Biopharmaceuticals, Inc. (a)	181,925	1,006,045
NovaBay Pharmaceuticals, Inc. (a)(b)	4,024	8,494
Novan, Inc. (a)(b)	82,145	78,038
NRX Pharmaceuticals, Inc. (a)(b)	166,572	239,864
Nutriband, Inc. (a)	35,480	139,082
Nuvation Bio, Inc. (a)(b)	681,061	1,300,827
Ocular Therapeutix, Inc. (a)	382,164	1,135,027
Ocuphire Pharma, Inc. (a)(b)	64,349	198,195
Ocuphire Pharma, Inc. rights (a)(c)	5,723	0
Omeros Corp. (a)(b)	309,219	661,729
Onconova Therapeutics, Inc. (a)	83,604	69,809
Opiant Pharmaceuticals, Inc. (a)	27,806	559,457
OptiNose, Inc. (a)(b)	250,019	442,534
Otonomy, Inc. (a)	255,780	45,887
Pacira Biosciences, Inc. (a)	233,016	11,243,022
Palisade Bio, Inc. (a)(b)	1,218	4,738
Palisade Bio, Inc. rights (a)(c)	117,971	1
Paratek Pharmaceuticals, Inc. (a)(b)	247,114	548,593
Perrigo Co. PLC	676,379	21,799,695
Petros Pharmaceuticals, Inc. (a)(b)	49,607	20,731
Phathom Pharmaceuticals, Inc. (a)(b)	104,870	1,046,603
Phibro Animal Health Corp. Class A	105,305	1,296,305
Pliant Therapeutics, Inc. (a)	165,781	3,047,055
PLx Pharma PLC (a)(b)	134,443	44,635
Prestige Brands Holdings, Inc. (a)	253,289	15,567,142
Processa Pharmaceuticals, Inc. (a)(b)	31,223	58,855
ProPhase Labs, Inc. (b)	65,497	679,204
Provention Bio, Inc. (a)(b)	369,748	3,342,522
Pulmatrix, Inc. (a)(b)	14,060	52,584
Rain Therapeutics, Inc. (a)(b)	40,229	310,568
Rani Therapeutics Holdings, Inc. (a)(b)	50,979	422,106
Reata Pharmaceuticals, Inc. (a)(b)	136,936	5,419,927
Relmada Therapeutics, Inc. (a)	125,585	583,970
Revance Therapeutics, Inc. (a)	407,317	8,842,852
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	56,886	208,772
Royalty Pharma PLC	1,832,093	80,557,129
RVL Pharmaceuticals PLC (a)(b)	136,996	197,274
Satsuma Pharmaceuticals, Inc. (a)	103,226	93,967
scPharmaceuticals, Inc. (a)	37,209	272,742
SCYNEXIS, Inc. (a)(b)	151,583	357,736
Seelos Therapeutics, Inc. (a)(b)	579,800	474,624
Seelos Therapeutics, Inc. rights (a)(b)(c)	3,233	0
SenesTech, Inc. (a)(b)	4,065	12,114
SIGA Technologies, Inc. (b)	193,565	1,776,927
Sonoma Pharmaceuticals, Inc. (a)	29,640	50,684
Supernus Pharmaceuticals, Inc. (a)	269,782	9,906,395
Tarsus Pharmaceuticals, Inc. (a)(b)	91,432	1,536,972
Terns Pharmaceuticals, Inc. (a)(b)	91,292	709,339
TFF Pharmaceuticals, Inc. (a)	110,051	133,162
Theravance Biopharma, Inc. (a)	298,765	3,214,711
Theseus Pharmaceuticals, Inc. (a)(b)	74,483	490,843
Timber Pharmaceuticals, Inc. (a)(b)	14,175	20,554
Titan Pharmaceuticals, Inc. (a)(b)	30,688	25,621
Trevi Therapeutics, Inc. (a)	102,343	192,405
Tricida, Inc. (a)(b)	133,036	31,929
Vallon Pharamceuticals, Inc. (a)	8,271	2,042
Ventyx Biosciences, Inc. (a)	107,566	3,118,338
Verrica Pharmaceuticals, Inc. (a)(b)	94,623	307,525
Virpax Pharmaceuticals, Inc. (a)(b)	44,635	36,949
Vyne Therapeutics, Inc. (a)(b)	270,091	62,823
WAVE Life Sciences (a)	313,517	1,329,312
Xeris Biopharma Holdings, Inc. (a)(b)	675,048	1,012,572
Xeris Biopharma Holdings, Inc. rights (a)(c)	264,044	3
Zynerba Pharmaceuticals, Inc. (a)	243,907	131,051
		406,051,276
TOTAL HEALTH CARE		4,095,542,714
INDUSTRIALS - 14.3%
Aerospace & Defense - 1.3%
AAR Corp. (a)	168,450	7,843,032
Aerojet Rocketdyne Holdings, Inc. (a)	378,719	19,693,388
AeroVironment, Inc. (a)	126,062	11,596,443
AerSale Corp. (a)	77,213	1,223,826
Air Industries Group, Inc. (a)	12,100	69,535
Archer Aviation, Inc. Class A (a)(b)	689,218	1,729,937
Astra Space, Inc. Class A (a)(b)	724,468	357,960
Astronics Corp. (a)	131,059	1,100,896
Astrotech Corp. (a)	268,284	90,680
Axon Enterprise, Inc. (a)	338,254	62,248,884
BWX Technologies, Inc.	456,771	27,812,786
Byrna Technologies, Inc. (a)(b)	83,814	725,829
Cadre Holdings, Inc.	74,793	1,940,130
Curtiss-Wright Corp.	192,107	33,935,702
Ducommun, Inc. (a)	56,290	2,831,950
HEICO Corp.	207,273	33,642,481
HEICO Corp. Class A	337,962	42,846,822
Hexcel Corp.	421,318	25,258,014
Innovative Solutions & Support, Inc. (a)	67,893	624,616
Kaman Corp.	137,603	2,802,973
Kratos Defense & Security Solutions, Inc. (a)	640,741	6,099,854
Maxar Technologies, Inc.	379,130	9,174,946
Mercury Systems, Inc. (a)	290,918	14,784,453
Momentus, Inc. Class A (a)(b)	270,998	292,678
Moog, Inc. Class A	142,144	12,370,792
National Presto Industries, Inc.	25,865	1,787,789
Park Aerospace Corp.	99,701	1,319,044
Parsons Corp. (a)	164,999	8,167,451
Redwire Corp. (a)(b)	87,433	185,358
Rocket Lab U.S.A., Inc. Class A (a)(b)	1,095,674	4,590,874
Sidus Space, Inc. Class A (b)	18,490	32,173
SIFCO Industries, Inc. (a)	15,595	43,438
Sigma Additive Solutions, Inc. (a)(b)	59,374	34,140
Spirit AeroSystems Holdings, Inc. Class A	529,483	13,877,749
Terran Orbital Corp. Class A (a)(b)	277,591	655,115
Triumph Group, Inc. (a)	326,010	3,732,815
V2X, Inc. (a)	54,207	2,190,505
Virgin Galactic Holdings, Inc. (a)(b)	1,111,014	5,655,061
VirTra, Inc. (a)	50,343	238,626
Woodward, Inc.	299,139	28,657,516
		392,266,261
Air Freight & Logistics - 0.3%
Air T, Inc. (a)	7,638	178,500
Air Transport Services Group, Inc. (a)	289,877	8,128,151
Atlas Air Worldwide Holdings, Inc. (a)	128,188	12,917,505
Forward Air Corp.	135,281	15,201,526
GXO Logistics, Inc. (a)	590,959	27,692,339
Hub Group, Inc. Class A (a)	171,054	14,394,194
Radiant Logistics, Inc. (a)	187,005	998,607
		79,510,822
Airlines - 0.2%
Allegiant Travel Co. (a)	76,897	6,352,461
Blade Air Mobility, Inc. (a)	245,130	1,206,040
Frontier Group Holdings, Inc. (a)	179,399	2,339,363
Hawaiian Holdings, Inc. (a)	253,280	3,520,592
JetBlue Airways Corp. (a)	1,613,263	12,841,573
Joby Aviation, Inc. (a)(b)	1,437,326	5,921,783
Mesa Air Group, Inc. (a)	164,043	205,054
SkyWest, Inc. (a)	258,842	4,775,635
Spirit Airlines, Inc. (a)	545,373	11,840,048
Sun Country Airlines Holdings, Inc. (a)(b)	159,451	3,220,910
Wheels Up Experience, Inc. Class A (a)	875,392	1,120,502
		53,343,961
Building Products - 1.5%
AAON, Inc.	211,739	16,782,433
Advanced Drain Systems, Inc.	320,512	31,172,997
AeroClean Technologies, Inc.	42,045	140,010
Alpha PRO Tech Ltd. (a)(b)	59,488	240,926
American Woodmark Corp. (a)	81,436	4,413,831
Apogee Enterprises, Inc.	107,501	5,186,923
Applied UV, Inc. (a)	21,528	20,409
Armstrong World Industries, Inc.	231,252	17,669,965
Builders FirstSource, Inc. (a)	781,613	49,968,519
Carlisle Companies, Inc.	258,147	67,921,057
CEA Industrie, Inc. (a)(b)	43,090	45,245
CSW Industrials, Inc.	78,011	9,435,430
Gibraltar Industries, Inc. (a)	161,599	8,178,525
Griffon Corp.	239,660	8,462,395
Hayward Holdings, Inc. (a)(b)	515,772	4,925,623
Insteel Industries, Inc.	99,543	2,935,523
Janus International Group, Inc. (a)	388,232	4,251,140
Jeld-Wen Holding, Inc. (a)	415,003	4,291,131
Lennox International, Inc.	160,779	41,871,675
Masonite International Corp. (a)	113,145	8,516,424
Owens Corning	479,727	42,618,947
PGT Innovations, Inc. (a)	306,184	6,059,381
Quanex Building Products Corp.	171,445	4,075,248
Resideo Technologies, Inc. (a)	728,052	11,794,442
Simpson Manufacturing Co. Ltd.	215,595	20,061,115
Tecnoglass, Inc.	98,503	2,856,587
The AZEK Co., Inc. (a)	553,146	10,697,844
Trex Co., Inc. (a)	551,247	25,296,725
UFP Industries, Inc.	310,243	25,396,492
View, Inc. Class A (a)(b)	378,915	530,481
Zurn Elkay Water Solutions Cor	727,026	17,601,299
		453,418,742
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	334,464	15,780,012
ACCO Brands Corp.	490,492	2,732,040
Acme United Corp.	16,889	399,932
ACV Auctions, Inc. Class A (a)	587,257	5,191,352
Aqua Metals, Inc. (a)(b)	425,643	315,827
ARC Document Solutions, Inc.	184,656	542,889
Aris Water Solution, Inc. Class A (b)	125,381	1,983,527
Aurora Innovation, Inc. (a)	1,783,824	2,247,618
Avalon Holdings Corp. Class A (a)	10,231	28,648
Brady Corp. Class A	237,773	11,389,327
BrightView Holdings, Inc. (a)	187,109	1,289,181
Casella Waste Systems, Inc. Class A (a)	253,223	21,799,968
CECO Environmental Corp. (a)	151,602	1,837,416
Charah Solutions, Inc. (a)(b)	88,615	75,385
Cimpress PLC (a)	99,077	2,931,688
Clean Harbors, Inc. (a)	251,224	30,146,880
CompX International, Inc. Class A	7,199	142,324
CoreCivic, Inc. (a)(b)	588,527	7,815,639
Deluxe Corp.	212,132	4,102,633
Driven Brands Holdings, Inc. (a)	278,308	8,463,346
DSS, Inc. (a)	375,694	86,410
Ennis, Inc.	132,908	3,087,453
Fuel Tech, Inc. (a)	99,451	124,314
Greenwave Technology Solutions, Inc. (a)(b)	38,935	47,111
Harsco Corp. (a)	398,938	2,984,056
Healthcare Services Group, Inc.	365,088	5,092,978
Heritage-Crystal Clean, Inc. (a)	80,175	2,533,530
HNI Corp.	213,087	6,179,523
IAA, Inc. (a)	670,994	25,075,046
Interface, Inc.	289,074	3,130,671
JanOne, Inc. (a)(b)	13,104	25,684
KAR Auction Services, Inc. (a)(b)	584,788	8,034,987
Kimball International, Inc. Class B	188,273	1,348,035
Knightscope, Inc. Class A (b)	120,099	261,816
Matthews International Corp. Class A	149,110	4,720,823
Millerknoll, Inc.	388,678	7,925,144
Montrose Environmental Group, Inc. (a)	136,784	6,313,949
MSA Safety, Inc.	183,322	25,850,235
NL Industries, Inc.	43,645	296,786
Odyssey Marine Exploration, Inc. (a)(b)	78,735	248,015
Performant Financial Corp. (a)	319,969	764,726
Perma-Fix Environmental Services, Inc. (a)	44,727	165,490
Pitney Bowes, Inc.	832,343	3,179,550
Quad/Graphics, Inc. (a)	173,358	641,425
Quest Resource Holding Corp. (a)	61,261	416,575
Recycling Asset Holdings, Inc. (a)(c)	12,605	441
Shapeways Holdings, Inc. (a)(b)	54,887	32,932
SP Plus Corp. (a)	112,347	3,919,787
Steelcase, Inc. Class A	460,923	3,655,119
Stericycle, Inc. (a)	461,496	24,057,786
Team, Inc. (a)(b)	193,226	133,113
Tetra Tech, Inc.	267,247	41,313,714
The Brink's Co.	236,113	14,107,752
The GEO Group, Inc. (a)(b)	627,855	7,421,246
TOMI Environmental Solutions, Inc. (a)(b)	100,500	68,340
UniFirst Corp.	76,177	14,760,056
Viad Corp. (a)	100,340	2,971,067
Virco Manufacturing Co. (a)	42,267	177,521
VSE Corp.	54,681	2,681,556
Wilhelmina International, Inc. (a)	27,307	104,313
		343,154,707
Construction & Engineering - 1.3%
AECOM	700,690	59,558,650
Ameresco, Inc. Class A (a)(b)	169,465	11,103,347
API Group Corp. (a)	1,004,815	19,312,544
Arcosa, Inc.	241,769	14,772,086
Argan, Inc.	70,045	2,658,208
Bowman Consulting Group Ltd. (a)	42,070	826,255
Comfort Systems U.S.A., Inc.	178,607	22,640,223
Concrete Pumping Holdings, Inc. (a)	129,873	916,903
Construction Partners, Inc. Class A (a)	209,741	5,998,593
Dycom Industries, Inc. (a)	146,959	13,393,843
EMCOR Group, Inc.	246,356	38,160,544
Fluor Corp. (a)	714,227	24,005,169
FTE Networks, Inc. (a)(b)(c)	20,159	29,835
Granite Construction, Inc.	221,512	7,978,862
Great Lakes Dredge & Dock Corp. (a)	332,797	2,436,074
IES Holdings, Inc. (a)	46,869	1,585,110
INNOVATE Corp. (a)(b)	255,901	307,081
iSun, Inc. (a)(b)	31,659	52,554
Limbach Holdings, Inc. (a)	39,104	466,902
MasTec, Inc. (a)	295,527	26,842,717
Matrix Service Co. (a)	135,559	694,062
MDU Resources Group, Inc.	1,017,983	32,056,285
MYR Group, Inc. (a)	83,570	7,983,442
Northwest Pipe Co. (a)	50,931	1,907,875
NV5 Global, Inc. (a)	61,784	8,928,406
Orbital Infrastructure Group I (a)(b)	365,924	67,989
Orion Group Holdings, Inc. (a)	154,830	408,751
Primoris Services Corp.	261,739	5,588,128
QualTek Services, Inc. Class A (a)(b)	78,452	62,456
SG Blocks, Inc. (a)	45,068	56,786
Sterling Construction Co., Inc. (a)	153,134	5,015,139
Tutor Perini Corp. (a)	209,966	1,501,257
Valmont Industries, Inc.	106,497	36,066,274
Williams Industrial Services G (a)	94,342	107,078
Willscot Mobile Mini Holdings (a)	1,071,044	51,635,031
		405,124,459
Electrical Equipment - 1.7%
Acuity Brands, Inc.	163,456	30,777,130
Advent Technologies Holdings, Inc. Class A (a)(b)	158,951	352,871
Allied Motion Technologies, Inc.	66,510	2,357,114
American Superconductor Corp. (a)(b)	138,232	519,752
Array Technologies, Inc. (a)	696,417	14,582,972
Atkore, Inc. (a)	207,080	25,294,822
AZZ, Inc.	128,714	5,358,364
Babcock & Wilcox Enterprises, Inc. (a)	358,801	1,636,133
Beam Global (a)(b)	41,009	785,322
Bitnile Holdings, Inc. (a)(b)	1,407,945	186,130
Blink Charging Co. (a)(b)	200,920	2,788,770
Bloom Energy Corp. Class A (a)(b)	878,930	18,712,420
Broadwind, Inc. (a)	84,020	146,195
Capstone Turbine Corp. (a)(b)	63,394	109,038
ChargePoint Holdings, Inc. Class A (a)(b)	1,291,163	16,036,244
Encore Wire Corp.	95,502	13,953,797
Energous Corp. (a)(b)	375,451	379,206
Energy Focus, Inc. (a)(b)	14,609	5,239
Energy Vault Holdings, Inc. Class A (a)(b)	332,008	1,241,710
EnerSys	207,346	15,671,211
Enovix Corp. (a)(b)	550,178	7,179,823
Eos Energy Enterprises, Inc. (a)(b)	278,172	294,862
Espey Manufacturing & Electronics Corp. (a)	5,217	70,690
ESS Tech, Inc. Class A (a)(b)	272,756	878,274
Fluence Energy, Inc. (a)(b)	179,582	3,085,219
Flux Power Holdings, Inc. (a)(b)	52,983	251,669
FTC Solar, Inc. (a)(b)	167,066	354,180
FuelCell Energy, Inc. (a)(b)	1,957,427	6,772,697
GrafTech International Ltd.	959,035	5,178,789
Heliogen, Inc. (a)	470,142	535,962
Hubbell, Inc. Class B	268,382	68,185,131
Ideal Power, Inc. (a)(b)	25,322	305,890
KULR Technology Group, Inc. (a)(b)	322,332	554,411
LSI Industries, Inc.	138,031	1,638,428
NeoVolta, Inc. (a)(b)	138,829	490,066
NuScale Power Corp. (a)(b)	87,320	951,788
Nuvve Holding Corp. (a)(b)	71,511	44,337
nVent Electric PLC	830,656	33,234,547
Ocean Power Technologies, Inc. (a)(b)	313,788	196,745
Orion Energy Systems, Inc. (a)	146,855	311,333
Pineapple Energy, Inc. (a)	13,781	35,004
Pineapple Energy, Inc. rights (a)(c)	13,969	0
Pioneer Power Solutions, Inc. (a)(b)	18,431	55,846
Plug Power, Inc. (a)(b)	2,607,281	41,612,205
Polar Power, Inc. (a)(b)	51,099	113,440
Powell Industries, Inc.	47,551	1,251,542
Preformed Line Products Co.	15,437	1,456,327
Regal Rexnord Corp.	333,704	43,751,931
Sensata Technologies, Inc. PLC	777,238	35,053,434
SES AI Corp. Class A (a)(b)	705,329	3,568,965
Shoals Technologies Group, Inc. (a)	527,265	15,274,867
SKYX Platforms Corp.	198,206	475,694
Stem, Inc. (a)(b)	729,551	9,535,232
SunPower Corp. (a)(b)	425,876	10,327,493
Sunrun, Inc. (a)	1,060,741	34,558,942
Sunworks, Inc. (a)(b)	174,282	423,505
Thermon Group Holdings, Inc. (a)	167,066	3,393,110
TPI Composites, Inc. (a)	188,411	2,276,005
Ultralife Corp. (a)	51,889	216,896
Vertiv Holdings Co.	1,505,938	20,857,241
Vicor Corp. (a)	113,585	6,132,454
Westwater Resources, Inc. (a)	262,372	301,728
		512,081,142
Industrial Conglomerates - 0.0%
Gaucho Group Holdings, Inc. (a)(b)	6,191	9,225
Machinery - 3.0%
3D Systems Corp. (a)(b)	644,031	6,530,474
AGCO Corp.	309,547	41,083,078
AgEagle Aerial Systems, Inc. (a)(b)	459,439	196,364
Agrify Corp. (a)(b)	10,369	10,784
Alamo Group, Inc.	51,903	7,811,402
Albany International Corp. Class A	157,177	15,933,032
Allison Transmission Holdings, Inc.	480,566	21,529,357
Altra Industrial Motion Corp.	323,913	18,987,780
Art's-Way Manufacturing Co., Inc. (a)	31,328	61,716
Astec Industries, Inc.	112,827	4,991,466
Barnes Group, Inc.	250,323	10,661,257
Berkshire Grey, Inc. Class A (a)(b)	228,279	216,705
Blue Bird Corp. (a)	82,651	976,108
Chart Industries, Inc. (a)	179,586	25,679,002
Chicago Rivet & Machine Co.	755	21,072
CIRCOR International, Inc. (a)	103,227	2,843,904
Columbus McKinnon Corp. (NY Shares)	142,398	4,589,488
Commercial Vehicle Group, Inc. (a)	159,727	1,102,116
Crane Holdings Co.	238,359	25,251,752
Desktop Metal, Inc. (a)(b)	1,153,846	2,365,384
Donaldson Co., Inc.	615,902	37,520,750
Douglas Dynamics, Inc.	117,515	4,573,684
Eastern Co.	28,539	656,397
Energy Recovery, Inc. (a)	280,016	6,490,771
Enerpac Tool Group Corp. Class A	292,561	7,325,727
EnPro Industries, Inc.	104,762	12,445,726
ESAB Corp.	258,235	12,224,845
ESCO Technologies, Inc.	130,467	12,265,203
Evoqua Water Technologies Corp. (a)	610,154	26,535,597
Fathom Digital Manufacturing Corp. (a)	11,663	28,341
Federal Signal Corp.	307,495	14,941,182
Flowserve Corp.	654,508	20,525,371
Franklin Electric Co., Inc.	195,848	16,314,138
FreightCar America, Inc. (a)(b)	61,200	236,844
Gates Industrial Corp. PLC (a)	498,305	5,790,304
Gencor Industries, Inc. (a)	33,430	357,701
Gorman-Rupp Co.	116,623	3,228,125
Graco, Inc.	846,031	59,196,789
Graham Corp.	47,232	452,483
Helios Technologies, Inc.	166,569	8,784,849
Hillenbrand, Inc.	349,345	17,467,250
Hillman Solutions Corp. Class A (a)(b)	594,414	4,731,535
Hurco Companies, Inc.	30,271	754,959
Hydrofarm Holdings Group, Inc. (a)(b)	224,371	563,171
Hyliion Holdings Corp. Class A (a)(b)	647,724	1,956,126
Hyster-Yale Materials Handling, Inc. Class A	51,396	1,504,875
Hyzon Motors, Inc. Class A (a)(b)	439,873	712,594
ITT, Inc.	413,942	34,986,378
John Bean Technologies Corp.	160,352	14,729,935
Kadant, Inc.	59,464	11,478,931
Kennametal, Inc.	410,470	10,844,617
L.B. Foster Co. Class A (a)	56,945	536,422
Lightning eMotors, Inc. (a)(b)	148,923	101,551
Lincoln Electric Holdings, Inc.	289,593	42,825,013
Lindsay Corp.	56,000	9,883,440
LiqTech International, Inc. (a)(b)	83,916	33,399
Luxfer Holdings PLC sponsored	144,202	2,114,001
Manitex International, Inc. (a)	79,271	375,745
Manitowoc Co., Inc. (a)	173,799	1,706,706
Markforged Holding Corp. (a)(b)	440,995	502,734
Mayville Engineering Co., Inc. (a)	38,860	496,631
Microvast Holdings, Inc. (a)	922,898	2,021,147
Middleby Corp. (a)	269,170	38,811,622
Miller Industries, Inc.	59,769	1,649,027
Mueller Industries, Inc.	282,539	19,430,207
Mueller Water Products, Inc. Class A	769,781	8,975,646
Nikola Corp. (a)(b)	1,663,800	4,359,156
NN, Inc. (a)(b)	226,581	432,770
Omega Flex, Inc. (b)	15,989	1,536,703
Oshkosh Corp.	324,989	29,921,737
P&F Industries, Inc. Class A	17,717	89,648
Park-Ohio Holdings Corp.	43,624	582,380
Perma-Pipe International Holdings, Inc. (a)	40,504	395,319
Proterra, Inc. Class A (a)(b)	956,110	5,296,849
Proto Labs, Inc. (a)	135,383	3,590,357
RBC Bearings, Inc. (a)	144,160	34,161,595
REV Group, Inc.	159,279	2,212,385
Sarcos Technology and Robotics Corp. Class A (a)	390,586	455,033
Shyft Group, Inc. (The)	160,269	3,931,399
SPX Technologies, Inc. (a)	228,153	15,263,436
Standex International Corp.	58,362	6,130,928
Symbotic, Inc. (a)(b)	48,131	531,848
Taylor Devices, Inc. (a)	3,719	49,909
Tennant Co.	91,674	5,824,049
Terex Corp.	342,445	15,721,650
The Greenbrier Companies, Inc.	162,015	6,219,756
The L.S. Starrett Co. Class A (a)	33,126	261,033
Timken Co.	335,095	25,460,518
Titan International, Inc. (a)	257,344	3,687,740
Toro Co.	523,095	58,058,314
Trinity Industries, Inc.	410,054	12,559,954
Twin Disc, Inc. (a)	50,864	542,719
Urban-Gro, Inc. (a)(b)	46,631	230,823
Velo3D, Inc. (a)(b)	301,479	612,002
Wabash National Corp.	251,759	6,311,598
Watts Water Technologies, Inc. Class A	136,061	21,558,865
Xos, Inc. Class A (a)(b)	282,372	180,718
		936,101,921
Marine - 0.1%
Eagle Bulk Shipping, Inc. (b)	50,567	2,601,672
Genco Shipping & Trading Ltd.	191,220	2,835,793
Kirby Corp. (a)	298,990	20,866,512
Matson, Inc.	195,352	12,455,644
Pangaea Logistics Solutions Ltd.	177,147	908,764
		39,668,385
Professional Services - 1.7%
Alight, Inc. Class A (a)	1,366,589	11,793,663
ASGN, Inc. (a)	252,460	22,872,876
Atlas Technical Consultants, Inc. (a)(b)	156,166	844,858
Barrett Business Services, Inc.	34,568	3,399,071
BGSF, Inc.	47,080	621,927
BlackSky Technology, Inc. Class A (a)(b)	313,793	524,034
Booz Allen Hamilton Holding Corp. Class A	661,080	70,338,912
CACI International, Inc. Class A (a)	117,191	36,598,749
CBIZ, Inc. (a)	257,242	12,772,065
Clarivate Analytics PLC (a)	2,157,407	21,121,015
CRA International, Inc.	35,180	4,336,287
DLH Holdings Corp. (a)	53,467	748,538
Dun & Bradstreet Holdings, Inc.	1,087,567	14,638,652
Exponent, Inc.	255,918	26,464,480
First Advantage Corp. (a)	287,779	3,827,461
FiscalNote Holdings, Inc. Class A (a)(b)	352,463	2,146,500
Forrester Research, Inc. (a)	56,399	1,984,117
Franklin Covey Co. (a)	59,067	3,069,121
FTI Consulting, Inc. (a)	173,352	29,958,693
Gee Group, Inc. (a)(b)	518,482	414,786
Heidrick & Struggles International, Inc.	100,874	2,995,958
Hill International, Inc. (a)	269,446	910,727
Hirequest, Inc.	25,337	443,398
HireRight Holdings Corp. (a)	94,234	1,193,945
Hudson Global, Inc. (a)	13,937	355,394
Huron Consulting Group, Inc. (a)	105,399	8,206,366
ICF International, Inc.	85,344	9,248,729
Insperity, Inc.	177,734	21,070,366
KBR, Inc.	693,027	35,808,705
Kelly Services, Inc. Class A (non-vtg.)	169,366	2,877,528
Kforce, Inc.	100,376	5,929,210
Korn Ferry	273,753	15,612,134
LegalZoom.com, Inc. (a)	495,218	4,382,679
Manpower, Inc.	258,870	22,656,302
Mastech Digital, Inc. (a)	15,267	211,448
MISTRAS Group, Inc. (a)	92,965	366,282
Planet Labs PBC Class A (a)(b)	945,062	5,112,785
RCM Technologies, Inc. (a)(b)	38,260	584,613
Recruiter.com Group, Inc. (a)(b)	58,412	32,051
Red Violet, Inc. (a)(b)	54,004	1,231,291
Resources Connection, Inc.	158,473	3,058,529
Science Applications International Corp.	279,001	30,720,800
ShiftPixy, Inc. (a)	1,225	19,808
Skillsoft Corp. (a)(b)	403,356	774,444
Spire Global, Inc. (a)	522,684	658,582
Staffing 360 Solutions, Inc. (a)(b)	2,581	6,943
Sterling Check Corp. (a)(b)	114,623	1,666,618
TransUnion Holding Co., Inc.	965,985	60,934,334
TriNet Group, Inc. (a)	183,070	13,267,083
TrueBlue, Inc. (a)	166,734	3,598,120
Upwork, Inc. (a)	603,756	7,396,011
Where Food Comes From, Inc. (a)(b)	8,431	122,165
Willdan Group, Inc. (a)	62,370	1,093,970
		531,023,123
Road & Rail - 0.9%
AMERCO (b)	48,997	3,101,510
AMERCO (non-vtg.)	440,973	27,856,264
ArcBest Corp.	122,921	10,174,171
Avis Budget Group, Inc. (a)	144,231	32,250,052
Bird Global, Inc. Class A (a)(b)	748,694	173,098
Covenant Transport Group, Inc. Class A	44,644	1,713,883
Daseke, Inc. (a)	306,424	1,786,452
FTAI Infrastructure LLC	488,037	1,390,905
Heartland Express, Inc.	237,215	3,970,979
Helbiz, Inc. (a)(b)	30,499	6,634
Hertz Global Holdings, Inc.	897,919	15,444,207
HyreCar, Inc. (a)(b)	91,043	54,580
Knight-Swift Transportation Holdings, Inc. Class A	803,828	44,556,186
Landstar System, Inc.	182,005	31,483,225
Marten Transport Ltd.	300,161	6,396,431
P.A.M. Transportation Services, Inc.	35,606	998,036
Patriot Transportation Holding, Inc. (a)	5,669	47,166
RXO, Inc. (a)	576,429	10,952,151
Ryder System, Inc.	255,437	23,880,805
Saia, Inc. (a)(b)	132,066	32,169,957
Schneider National, Inc. Class B	179,418	4,621,808
TuSimple Holdings, Inc. (a)	698,884	1,572,489
U.S. Xpress Enterprises, Inc. (a)	128,949	291,425
Universal Logistics Holdings, Inc.	32,861	1,247,732
Werner Enterprises, Inc.	292,039	12,843,875
XPO Logistics, Inc. (a)	576,429	22,261,688
Yellow Corp. (a)(b)	166,098	531,514
		291,777,223
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	514,806	19,881,808
Alta Equipment Group, Inc.	131,160	1,579,166
Applied Industrial Technologies, Inc.	191,189	25,330,631
Beacon Roofing Supply, Inc. (a)	252,782	14,759,941
BlueLinx Corp. (a)	46,671	3,238,967
Boise Cascade Co.	197,870	14,650,295
Core & Main, Inc. (a)(b)	361,909	7,527,707
Custom Truck One Source, Inc. Class A (a)(b)	307,530	2,103,505
Distribution Solutions Group I (a)	22,232	788,124
DXP Enterprises, Inc. (a)	77,913	2,012,493
EVI Industries, Inc. (a)	28,551	713,775
GATX Corp.	176,267	19,874,104
Global Industrial Co.	82,748	2,036,428
GMS, Inc. (a)	214,087	10,511,672
H&E Equipment Services, Inc.	169,529	7,108,351
Herc Holdings, Inc.	126,841	16,257,211
Hudson Technologies, Inc. (a)	189,069	2,134,589
India Globalization Capital, Inc. (a)(b)	179,732	66,501
Karat Packaging, Inc.	23,104	319,297
McGrath RentCorp.	122,813	12,050,412
Mega Matrix Corp. (a)	40,378	75,911
MRC Global, Inc. (a)	423,611	4,981,665
MSC Industrial Direct Co., Inc. Class A	236,146	20,268,411
NOW, Inc. (a)	559,357	6,980,775
Rush Enterprises, Inc.:
Class A	254,987	13,139,480
Class B	960	50,870
SiteOne Landscape Supply, Inc. (a)	224,628	28,197,553
Titan Machinery, Inc. (a)	98,641	4,343,163
Transcat, Inc. (a)	34,938	2,796,088
Triton International Ltd.	308,525	20,816,182
Univar Solutions, Inc. (a)	838,049	27,764,563
Veritiv Corp.	70,511	9,486,550
Watsco, Inc. (b)	166,140	44,688,337
WESCO International, Inc. (a)	223,143	28,767,596
Willis Lease Finance Corp. (a)	13,074	627,552
		375,929,673
TOTAL INDUSTRIALS		4,413,409,644
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	361,543	7,328,477
Airspan Networks Holdings, Inc. (a)(b)	155,328	285,804
Applied Optoelectronics, Inc. (a)(b)	148,451	326,592
Aviat Networks, Inc. (a)	51,775	1,628,842
BK Technologies Corp.	66,997	184,912
CalAmp Corp. (a)	188,317	679,824
Calix, Inc. (a)	277,433	19,780,973
Cambium Networks Corp. (a)	60,475	1,287,513
Casa Systems, Inc. (a)(b)	184,310	505,009
Ciena Corp. (a)	746,417	33,558,908
Clearfield, Inc. (a)(b)	57,532	7,572,362
ClearOne, Inc. (a)	67,466	51,605
CommScope Holding Co., Inc. (a)	1,041,692	9,250,225
COMSovereign Holding Corp. (a)(b)	204,541	18,675
Comtech Telecommunications Corp.	134,546	1,570,152
Digi International, Inc. (a)	179,133	7,607,779
DZS, Inc. (a)(b)	77,164	912,078
EMCORE Corp. (a)	190,994	271,211
Extreme Networks, Inc. (a)	649,470	13,619,386
Franklin Wireless Corp. (a)	19,460	66,359
Genasys, Inc. (a)	180,792	544,184
Harmonic, Inc. (a)(b)	534,218	8,194,904
Infinera Corp. (a)(b)	928,781	6,269,272
Inseego Corp. (a)(b)	433,972	551,144
KVH Industries, Inc. (a)	81,653	930,028
Lantronix, Inc. (a)	136,300	697,856
Lumentum Holdings, Inc. (a)	343,704	18,883,098
NETGEAR, Inc. (a)	139,251	2,747,422
NetScout Systems, Inc. (a)	342,622	12,772,948
Network-1 Security Solutions, Inc.	44,218	98,606
Ondas Holdings, Inc. (a)(b)	174,877	452,931
Optical Cable Corp. (a)	11,065	42,822
PC-Tel, Inc.	83,038	376,993
Ribbon Communications, Inc. (a)	348,696	882,201
Tessco Technologies, Inc. (a)	29,463	145,547
Ubiquiti, Inc.	20,558	6,168,017
ViaSat, Inc. (a)	377,392	12,865,293
Viavi Solutions, Inc. (a)	1,126,292	12,760,888
Vislink Technologies, Inc. (a)(b)	293,995	105,838
		191,996,678
Electronic Equipment & Components - 1.9%
908 Devices, Inc. (a)(b)	107,739	1,152,807
ADDvantage Technologies Group, Inc. (a)(b)	11,567	19,780
Advanced Energy Industries, Inc.	189,051	17,513,685
Aeva Technologies, Inc. (a)	514,903	865,037
AEye, Inc. Class A (a)(b)	593,376	528,105
Airgain, Inc. (a)	51,168	402,692
Akoustis Technologies, Inc. (a)(b)	293,780	1,116,364
Alpine 4 Holdings, Inc. (a)(b)	808,687	493,299
AmpliTech Group, Inc. (a)(b)	60,868	136,953
Arlo Technologies, Inc. (a)	428,573	1,637,149
Arrow Electronics, Inc. (a)	321,300	34,938,162
Autoscope Technologies Corp.	30,873	154,056
Avnet, Inc.	475,113	21,460,854
Badger Meter, Inc.	146,704	16,991,257
Bel Fuse, Inc. Class B (non-vtg.)	59,408	2,046,012
Belden, Inc.	219,619	17,666,152
Benchmark Electronics, Inc.	172,366	4,976,206
Cemtrex, Inc. (a)	100,458	16,073
Cepton, Inc. (a)(b)	108,544	147,620
ClearSign Combustion Corp. (a)(b)	156,615	107,485
Climb Global Solutions, Inc.	21,021	693,062
Coda Octopus Group, Inc. (a)(b)	23,654	151,622
Cognex Corp.	869,885	43,302,875
Coherent Corp. (a)	649,050	23,800,664
CPS Technologies Corp. (a)(b)	52,330	165,886
CTS Corp.	155,843	6,623,328
Daktronics, Inc. (a)	194,308	670,363
Data I/O Corp. (a)	27,062	114,202
Digital Ally, Inc. (a)(b)	338,581	107,533
Electro-Sensors, Inc. (a)	12,436	59,942
eMagin Corp. (a)(b)	339,059	290,472
ePlus, Inc. (a)	137,287	6,817,672
Evolv Technologies Holdings, Inc. (a)	349,808	1,220,830
Fabrinet (a)	184,888	24,665,908
FARO Technologies, Inc. (a)	93,666	2,802,487
Focus Universal, Inc. (a)(b)	90,307	992,474
Frequency Electronics, Inc. (a)	20,226	118,524
Identiv, Inc. (a)	112,765	941,588
Insight Enterprises, Inc. (a)	153,392	15,938,963
IPG Photonics Corp. (a)	165,868	15,098,964
Iteris, Inc. (a)	206,764	651,307
Itron, Inc. (a)	229,982	12,230,443
Jabil, Inc.	687,144	49,604,925
KEY Tronic Corp. (a)	28,864	139,702
Kimball Electronics, Inc. (a)	125,540	2,898,719
Knowles Corp. (a)	477,233	7,444,835
LGL Group, Inc. (a)	9,423	42,404
LGL Group, Inc. warrants 11/16/25 (a)(c)	6,067	1,881
LightPath Technologies, Inc. Class A (a)	156,037	190,365
Lightwave Logic, Inc. (a)(b)	567,780	4,502,495
Littelfuse, Inc.	124,188	30,612,342
Luna Innovations, Inc. (a)	167,192	1,130,218
M-Tron Industries, Inc. (a)	4,711	46,356
Methode Electronics, Inc. Class A	180,233	8,233,043
MicroVision, Inc. (a)(b)	815,828	2,471,959
MICT, Inc. (a)(b)	540,068	524,568
Mirion Technologies, Inc. Class A (a)(b)	601,597	3,838,189
Napco Security Technologies, Inc.	142,705	3,764,558
National Instruments Corp.	665,170	27,285,273
Neonode, Inc. (a)(b)	39,012	159,949
nLIGHT, Inc. (a)	220,732	2,397,150
Novanta, Inc. (a)	179,206	28,269,747
OSI Systems, Inc. (a)	77,776	6,881,620
Ouster, Inc. (a)(b)	495,626	584,839
Par Technology Corp. (a)(b)	136,031	3,315,075
PC Connection, Inc.	55,004	3,055,472
Plexus Corp. (a)	140,091	15,440,830
Powerfleet, Inc. (a)	188,284	530,961
Red Cat Holdings, Inc. (a)(b)	142,580	168,244
Research Frontiers, Inc. (a)(b)	117,058	275,086
RF Industries Ltd. (a)	45,112	230,522
Richardson Electronics Ltd.	56,917	1,447,968
Rogers Corp. (a)	93,521	10,197,530
Sanmina Corp. (a)	289,352	19,123,274
ScanSource, Inc. (a)	124,043	3,703,924
Sigmatron International, Inc. (a)(b)	22,299	122,422
Smartrent, Inc. (a)	607,163	1,475,406
Sobr Safe, Inc. (a)(b)	35,145	42,525
Sono-Tek Corp. (a)	51,845	290,332
Taitron Components, Inc. Class A (sub. vtg.)	12,419	44,708
TD SYNNEX Corp.	211,124	21,597,985
TTM Technologies, Inc. (a)	513,347	8,249,486
Universal Security Instruments, Inc. (a)(b)	11,839	35,656
Velodyne Lidar, Inc. (a)(b)	906,661	892,608
VerifyMe, Inc. (a)	31,685	40,557
Vishay Intertechnology, Inc.	644,125	14,840,640
Vishay Precision Group, Inc. (a)	64,240	2,606,217
Vontier Corp.	790,974	15,526,820
Wireless Telecom Group, Inc. (a)	113,672	180,738
Wrap Technologies, Inc. (a)(b)	131,185	270,241
		584,559,221
IT Services - 3.8%
Affirm Holdings, Inc. (a)(b)	1,029,244	14,327,076
AgileThought, Inc. Class A (a)(b)	137,392	556,438
American Virtual Cloud Technologies, Inc. (a)(b)	19,298	21,614
AppTech Payments Corp. (a)(b)	19,975	17,578
AvidXchange Holdings, Inc. (a)	671,247	5,786,149
Backblaze, Inc. Class A (b)	57,844	258,563
BigCommerce Holdings, Inc. (a)	304,695	2,632,565
Block, Inc. Class A (a)	2,651,889	179,718,518
BM Technologies, Inc. (a)(b)	51,471	273,826
Brightcove, Inc. (a)	221,178	1,223,114
Cantaloupe, Inc. (a)	271,040	983,875
Cass Information Systems, Inc.	58,198	2,530,449
Cerberus Cyber Sentinel Corp. (b)	229,275	703,874
Cloudflare, Inc. (a)	1,418,011	69,681,061
Computer Task Group, Inc. (a)	74,187	560,854
Concentrix Corp.	214,309	26,227,135
Conduent, Inc. (a)	813,276	3,285,635
Core Scientific, Inc. (a)(b)	1,272,485	169,622
Crexendo, Inc.	64,660	135,139
CSG Systems International, Inc.	160,791	9,943,315
CSP, Inc.	3,676	32,312
Cyxtera Technologies, Inc. Class A (a)	272,634	534,363
Data Storage Corp. (a)	23,779	43,040
DecisionPoint Systems, Inc. (a)(b)	28,120	238,739
Digitalocean Holdings, Inc. (a)(b)	306,984	9,157,333
Edgio, Inc. (a)	645,473	929,481
Euronet Worldwide, Inc. (a)	236,535	21,985,928
EVERTEC, Inc.	331,522	11,195,498
EVO Payments, Inc. Class A (a)	238,822	8,050,690
Exela Technologies, Inc. (a)(b)	323,620	57,281
ExlService Holdings, Inc. (a)	165,254	30,935,549
Fastly, Inc. Class A (a)(b)	548,652	5,299,978
Flywire Corp. (a)	311,547	6,757,454
Genpact Ltd.	845,338	38,978,535
GoDaddy, Inc. (a)	782,383	61,909,967
GreenBox POS (a)(b)	95,445	69,675
Grid Dynamics Holdings, Inc. (a)	232,252	2,958,890
Hackett Group, Inc.	132,201	3,053,843
i3 Verticals, Inc. Class A (a)	112,236	2,950,684
Information Services Group, Inc.	177,647	952,188
Innodata, Inc. (a)	119,923	372,961
Inpixon (a)	8,957	23,288
International Money Express, Inc. (a)	168,897	3,668,443
Kyndryl Holdings, Inc. (a)	1,031,823	12,082,647
Marqeta, Inc. Class A (a)	2,025,733	13,552,154
Maximus, Inc.	302,264	21,249,159
MoneyGram International, Inc. (a)	472,522	5,159,940
MongoDB, Inc. Class A (a)	340,799	52,036,599
Okta, Inc. (a)	753,459	40,174,434
OMNIQ Corp. (a)(b)	28,033	144,650
Paya Holdings, Inc. (a)	446,464	4,156,580
Paymentus Holdings, Inc. (a)(b)	85,673	868,724
Payoneer Global, Inc. (a)	996,003	5,378,416
Paysign, Inc. (a)	155,908	464,606
Perficient, Inc. (a)	174,067	12,367,460
PFSweb, Inc. (a)	86,202	962,876
Priority Technology Holdings, Inc. (a)	82,872	493,917
Rackspace Technology, Inc. (a)(b)	280,878	1,370,685
Remitly Global, Inc. (a)	484,653	5,069,470
Repay Holdings Corp. (a)	373,589	3,309,999
Research Solutions, Inc. (a)	31,747	68,256
Sabre Corp. (a)	1,653,843	10,104,981
Shift4 Payments, Inc. (a)(b)	255,772	11,852,474
Snowflake, Inc. (a)	1,417,890	202,616,481
Squarespace, Inc. Class A (a)(b)	212,177	4,347,507
SS&C Technologies Holdings, Inc.	1,112,680	59,817,677
StarTek, Inc. (a)	58,828	217,075
Switch, Inc. Class A	680,762	23,316,099
TaskUs, Inc. (a)(b)	130,802	2,572,875
The Glimpse Group, Inc. (a)(b)	41,139	190,474
The OLB Group, Inc. (a)	50,848	42,128
The Western Union Co.	1,926,091	28,236,494
Thoughtworks Holding, Inc. (a)	339,410	3,095,419
Toast, Inc. (a)(b)	1,504,070	27,614,725
TSR, Inc. (a)(b)	10,056	75,923
Ttec Holdings, Inc.	96,623	4,633,073
Tucows, Inc. (a)	47,911	1,470,868
Twilio, Inc. Class A (a)	867,923	42,545,585
Unisys Corp. (a)	340,847	1,465,642
Usio, Inc. (a)	88,052	220,130
Verra Mobility Corp. (a)	712,083	11,286,516
WaveDancer, Inc. (a)	53,425	31,521
WEX, Inc. (a)	220,311	37,263,403
WidePoint Corp. (a)(b)	42,134	86,375
		1,181,206,537
Semiconductors & Semiconductor Equipment - 2.8%
ACM Research, Inc.	203,564	1,844,290
AEHR Test Systems (a)(b)	126,710	3,303,330
Allegro MicroSystems LLC (a)	328,355	10,224,975
Alpha & Omega Semiconductor Ltd. (a)	111,539	3,912,788
Ambarella, Inc. (a)	183,110	13,586,762
Amkor Technology, Inc.	502,836	14,089,465
Amtech Systems, Inc. (a)	52,924	578,989
Atomera, Inc. (a)(b)	115,991	989,403
Axcelis Technologies, Inc. (a)	165,877	13,246,937
AXT, Inc. (a)	205,781	1,092,697
CEVA, Inc. (a)	117,878	3,202,745
Cirrus Logic, Inc. (a)	279,812	20,904,755
Cohu, Inc. (a)	244,083	8,743,053
Credo Technology Group Holding Ltd. (b)	457,461	6,372,432
CVD Equipment Corp. (a)	12,459	66,656
Diodes, Inc. (a)	228,991	21,119,840
Entegris, Inc.	745,809	57,643,578
Everspin Technologies, Inc. (a)	76,266	515,558
First Solar, Inc. (a)	496,186	85,606,971
FormFactor, Inc. (a)	389,593	8,987,911
GSI Technology, Inc. (a)	79,074	190,568
Ichor Holdings Ltd. (a)	141,495	4,213,721
Impinj, Inc. (a)	104,972	13,389,179
indie Semiconductor, Inc. (a)(b)	309,490	2,540,913
Intest Corp. (a)	49,088	557,149
Kopin Corp. (a)	408,694	662,084
Kulicke & Soffa Industries, Inc.	290,019	13,906,411
Lattice Semiconductor Corp. (a)	686,552	50,001,582
MACOM Technology Solutions Holdings, Inc. (a)	256,610	17,626,541
Marvell Technology, Inc.	4,256,480	198,011,450
MaxLinear, Inc. Class A (a)	361,674	13,237,268
Meta Materials, Inc. (a)(b)	1,592,157	3,025,098
MKS Instruments, Inc.	286,000	23,983,960
Navitas Semiconductor Corp. (a)(b)	378,498	1,801,650
NVE Corp.	24,747	1,576,631
Onto Innovation, Inc. (a)	248,837	19,894,518
PDF Solutions, Inc. (a)	144,888	4,545,137
Peraso, Inc. (a)	31,136	35,184
Photronics, Inc. (a)	314,544	5,913,427
Pixelworks, Inc. (a)	247,250	358,513
Power Integrations, Inc.	285,626	22,987,180
QuickLogic Corp. (a)(b)	58,203	357,366
Rambus, Inc. (a)	551,918	21,182,613
Rigetti Computing, Inc. Class A (a)	361,020	469,326
Rockley Photonics Holdings Ltd. (a)(b)	320,750	67,358
Rubicon Technology, Inc. (a)	6,312	11,993
Semtech Corp. (a)	314,868	9,679,042
Silicon Laboratories, Inc. (a)	170,847	24,847,988
SiTime Corp. (a)	80,334	8,472,024
SkyWater Technology, Inc. (a)(b)	35,612	351,490
SMART Global Holdings, Inc. (a)(b)	255,149	4,314,570
Synaptics, Inc. (a)	198,269	21,010,566
Transphorm, Inc. (a)	98,845	568,359
Trio-Tech International (a)	7,685	37,810
Ultra Clean Holdings, Inc. (a)	230,213	8,202,489
Universal Display Corp.	216,740	24,409,259
Veeco Instruments, Inc. (a)(b)	260,458	5,177,905
WiSA Technologies, Inc. (a)(b)	72,625	8,265
Wolfspeed, Inc. (a)(b)	618,564	56,239,839
		859,899,561
Software - 8.3%
8x8, Inc. (a)(b)	643,389	2,753,705
A10 Networks, Inc.	337,131	6,307,721
ACI Worldwide, Inc. (a)	569,225	11,896,803
Adeia, Inc.	531,340	5,871,307
Agilysys, Inc. (a)	100,697	6,686,281
Alarm.com Holdings, Inc. (a)	249,158	12,432,984
Alkami Technology, Inc. (a)	179,773	2,259,747
Altair Engineering, Inc. Class A (a)(b)	264,213	12,964,932
Alteryx, Inc. Class A (a)	303,281	13,602,153
American Software, Inc. Class A	178,639	2,645,644
Amplitude, Inc. (a)(b)	263,574	3,774,380
AppFolio, Inc. (a)	93,911	10,714,306
Appian Corp. Class A (a)(b)	209,334	7,960,972
AppLovin Corp. (a)(b)	614,790	8,859,124
Arteris, Inc. (a)	78,786	389,991
Asana, Inc. (a)(b)	380,945	6,917,961
Aspen Technology, Inc. (a)	144,298	33,260,689
Asure Software, Inc. (a)	83,279	653,740
Auddia, Inc. (a)(b)	36,247	39,328
AudioEye, Inc. (a)(b)	28,985	135,070
Authid, Inc. (a)	105,221	116,795
Avaya Holdings Corp. (a)(b)	415,011	400,901
AvePoint, Inc. (a)	413,755	1,952,924
Aware, Inc. (a)	23,752	46,316
Benefitfocus, Inc. (a)	158,148	1,639,995
Bentley Systems, Inc. Class B	983,807	38,968,595
Bill.Com Holdings, Inc. (a)	468,551	56,422,911
Bio-Key International, Inc. (a)(b)	62,783	58,388
Black Knight, Inc. (a)	779,918	48,347,117
Blackbaud, Inc. (a)	222,310	13,176,314
Blackboxstocks, Inc. (a)(b)	14,902	6,239
BlackLine, Inc. (a)	270,401	18,303,444
Blend Labs, Inc. (a)(b)	804,924	1,062,500
Box, Inc. Class A (a)	715,139	19,630,566
Braze, Inc.	154,805	3,978,489
Bridgeline Digital, Inc. (a)	30,354	41,889
BSQUARE Corp. (a)	59,268	64,602
BTCS, Inc.	39,309	40,488
BTRS Holdings, Inc. (a)	426,887	4,042,620
C3.ai, Inc. (a)(b)	420,717	5,473,528
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	536,310	4,934,052
Cerence, Inc. (a)	197,796	4,056,796
Cipher Mining, Inc. (a)(b)	219,803	171,798
Cleanspark, Inc. (a)(b)	235,438	529,736
Clear Secure, Inc. (b)	358,064	11,128,629
Clearwater Analytics Holdings, Inc. (a)(b)	261,999	4,915,101
CommVault Systems, Inc. (a)	224,189	14,796,474
Confluent, Inc. (a)(b)	706,592	16,272,814
Consensus Cloud Solutions, Inc. (a)	88,073	5,001,666
CoreCard Corp. (a)	35,286	1,055,404
Couchbase, Inc. (a)	120,905	1,644,308
Coupa Software, Inc. (a)	375,727	23,760,975
Crowdstrike Holdings, Inc. (a)	1,068,550	125,714,908
CS Disco, Inc. (a)(b)	84,689	662,268
Cvent Holding Corp. (a)	309,699	1,734,314
Cyngn, Inc. (a)	81,028	63,202
Datadog, Inc. Class A (a)	1,239,081	93,897,558
DatChat, Inc. (a)	42,295	20,048
Dave, Inc. (a)(b)	861,447	350,954
Digimarc Corp. (a)(b)	66,909	1,490,733
Digital Turbine, Inc. (a)	459,719	8,394,469
DocuSign, Inc. (a)	1,000,011	47,070,518
Dolby Laboratories, Inc. Class A	309,185	23,148,681
Domo, Inc. Class B (a)	154,944	2,215,699
DoubleVerify Holdings, Inc. (a)	369,158	9,671,940
Dropbox, Inc. Class A (a)	1,360,906	32,062,945
Duck Creek Technologies, Inc. (a)	391,184	4,377,349
Duos Technologies Group, Inc. (a)	16,253	44,371
Dynatrace, Inc. (a)	1,009,184	39,105,880
E2open Parent Holdings, Inc. (a)(b)	874,483	5,150,705
Ebix, Inc.	115,436	2,192,130
eGain Communications Corp. (a)	118,211	1,040,257
Elastic NV (a)	382,934	23,431,731
Embark Technology, Inc. (a)(b)	68,553	282,438
Enfusion, Inc. Class A (a)	62,860	600,313
EngageSmart, Inc. (a)	146,410	2,484,578
Envestnet, Inc. (a)	276,128	16,297,075
Everbridge, Inc. (a)	201,321	6,571,117
EverCommerce, Inc. (a)	144,602	964,495
Expensify, Inc. (b)	218,228	2,088,442
Fair Isaac Corp. (a)	126,128	78,164,044
Five9, Inc. (a)	350,622	22,478,376
ForgeRock, Inc. (a)(b)	143,748	3,126,519
Freshworks, Inc. (a)(b)	729,666	10,784,463
GitLab, Inc. (a)(b)	268,261	10,609,723
Greenidge Generation Holdings, Inc. (a)(b)	45,415	29,052
GSE Systems, Inc. (a)	32,127	21,840
Guidewire Software, Inc. (a)	416,737	24,716,671
HashiCorp, Inc. (b)	199,138	5,436,467
HubSpot, Inc. (a)	240,740	72,951,442
Informatica, Inc. (a)(b)	194,745	3,345,719
Instructure Holdings, Inc. (a)(b)	83,694	2,101,556
Intapp, Inc. (a)	73,680	1,702,745
Intellicheck, Inc. (a)	87,932	191,692
InterDigital, Inc.	148,866	7,468,607
Intrusion, Inc. (a)(b)	72,332	222,059
Inuvo, Inc. (a)(b)	476,955	142,133
IronNet, Inc. Class A (a)(b)	281,673	123,091
Issuer Direct Corp. (a)	16,024	428,482
Jamf Holding Corp. (a)(b)	227,714	4,845,754
Kaltura, Inc. (a)(b)	338,402	646,348
Kaspien Holdings, Inc. (a)(b)	3,767	3,138
KnowBe4, Inc. (a)	400,621	9,891,332
Latch, Inc. (a)(b)	504,395	452,896
LivePerson, Inc. (a)	359,120	4,216,069
Liveramp Holdings, Inc. (a)	343,830	7,550,507
Livevox Holdings, Inc. (a)(b)	91,114	205,918
Manhattan Associates, Inc. (a)	313,996	39,544,656
Marathon Digital Holdings, Inc. (a)(b)	557,134	3,521,087
Marin Software, Inc. (a)	71,982	79,900
Matterport, Inc. (a)(b)	1,114,856	3,511,796
MeridianLink, Inc. (a)(b)	99,542	1,461,277
MicroStrategy, Inc. Class A (a)(b)	46,957	9,301,712
Mitek Systems, Inc. (a)	218,695	2,237,250
Model N, Inc. (a)(b)	169,130	6,575,774
Momentive Global, Inc. (a)	647,093	5,131,447
N-able, Inc. (a)	328,920	3,693,772
nCino, Inc. (a)(b)	383,244	10,010,333
NCR Corp. (a)	685,870	16,371,717
NetSol Technologies, Inc. (a)	61,741	190,162
New Relic, Inc. (a)	288,105	16,211,668
Nextnav, Inc. (a)	105,767	347,973
Nutanix, Inc. Class A (a)	1,123,422	31,747,906
Oblong, Inc. (a)(b)	72,898	13,114
Olo, Inc. (a)(b)	522,702	3,716,411
ON24, Inc. (a)	210,579	1,610,929
Onespan, Inc. (a)	176,609	2,219,975
Pagerduty, Inc. (a)	407,317	9,058,730
Palantir Technologies, Inc. (a)(b)	8,738,995	65,542,463
Palo Alto Networks, Inc. (a)	1,495,865	254,147,464
Park City Group, Inc.	67,004	347,081
Paycor HCM, Inc. (a)(b)	239,604	6,929,348
Paylocity Holding Corp. (a)	204,441	44,533,383
Pegasystems, Inc.	208,497	7,558,016
Phunware, Inc. (a)(b)	479,885	513,477
PowerSchool Holdings, Inc. (a)	156,963	3,203,615
Procore Technologies, Inc. (a)(b)	340,592	16,678,790
Progress Software Corp.	218,447	11,647,594
PROS Holdings, Inc. (a)	205,738	4,900,679
Q2 Holdings, Inc. (a)	290,742	7,908,182
Qualtrics International, Inc. (a)	541,749	5,558,345
Qualys, Inc. (a)	174,884	21,566,695
Quantum Computing, Inc. (a)(b)	124,366	274,849
Qumu Corp. (a)	74,063	38,513
Rapid7, Inc. (a)	296,415	8,714,601
RealNetworks, Inc. (a)	164,359	118,832
Rekor Systems, Inc. (a)	192,530	189,661
Rimini Street, Inc. (a)	248,122	1,042,112
RingCentral, Inc. (a)	387,257	14,351,744
Riot Blockchain, Inc. (a)(b)	667,572	3,104,210
Samsara, Inc.	415,232	3,957,161
SeaChange International, Inc. (a)	232,909	105,158
SecureWorks Corp. (a)	51,439	369,332
Semrush Holdings, Inc. (a)(b)	174,436	1,653,653
SentinelOne, Inc. (a)	1,006,008	14,587,116
ShotSpotter, Inc. (a)	44,966	1,507,710
SilverSun Technologies, Inc. (A Shares) (a)(b)	16,778	60,233
Smartsheet, Inc. (a)	649,248	19,957,884
Smith Micro Software, Inc. (a)(b)	253,805	571,061
SolarWinds, Inc. (a)	229,288	2,003,977
Soluna Holdings, Inc. (a)(b)	40,128	31,954
Sonic Foundry, Inc. (a)(b)	6,516	6,255
SoundHound AI, Inc. (a)(b)	561,127	718,243
Splunk, Inc. (a)	740,321	57,508,135
Sprinklr, Inc. (a)	300,905	2,581,765
Sprout Social, Inc. (a)	233,782	13,863,273
SPS Commerce, Inc. (a)	180,170	25,630,984
SRAX, Inc. (a)(b)	115,563	208,013
Stronghold Digital Mining, Inc. Class A (a)(b)	99,376	72,544
Sumo Logic, Inc. (a)	543,520	4,130,752
Synchronoss Technologies, Inc. (a)	443,075	412,060
T Stamp, Inc. Class A (a)(b)	72,538	59,858
Telos Corp. (a)	263,069	1,078,583
Tenable Holdings, Inc. (a)	561,639	21,443,377
Teradata Corp. (a)	511,120	17,454,748
TeraWulf, Inc. (a)	53,288	44,229
TeraWulf, Inc. rights (a)(c)	5,763	0
UiPath, Inc. Class A (a)	1,738,761	21,682,350
Unity Software, Inc. (a)(b)	1,098,107	43,386,208
Upland Software, Inc. (a)	151,770	1,144,346
UserTesting, Inc. (a)	213,961	1,587,591
Varonis Systems, Inc. (a)	550,589	11,694,510
Verb Technology Co., Inc. (a)(b)	348,107	56,811
Verint Systems, Inc. (a)	323,396	12,719,165
Veritone, Inc. (a)(b)	160,235	1,079,984
Vertex, Inc. Class A (a)	172,794	2,968,601
Viant Technology, Inc. (a)	76,175	290,989
VirnetX Holding Corp. (a)(b)	329,827	432,073
VMware, Inc. Class A	1,030,846	125,237,481
Weave Communications, Inc.	135,254	532,901
Workday, Inc. Class A (a)	997,369	167,458,255
Workiva, Inc. (a)	226,750	18,266,980
Xperi, Inc. (a)	205,148	2,197,135
Yext, Inc. (a)	519,757	2,770,305
ZeroFox Holdings, Inc. (a)(b)	150,825	678,713
Zeta Global Holdings Corp. (a)	628,464	5,266,528
Zoom Video Communications, Inc. Class A (a)	1,107,996	83,576,138
Zscaler, Inc. (a)	417,929	55,772,625
Zuora, Inc. (a)	625,478	4,803,671
		2,574,203,634
Technology Hardware, Storage & Peripherals - 0.5%
Astro-Med, Inc. (a)	35,365	415,539
Avid Technology, Inc. (a)	170,976	4,801,006
Boxlight Corp. (a)	258,560	104,769
CompoSecure, Inc. (a)(b)	25,965	130,085
Corsair Gaming, Inc. (a)(b)	190,072	3,206,515
CPI Card Group (a)(b)	19,157	459,768
Dell Technologies, Inc.	1,330,015	59,571,372
Diebold Nixdorf, Inc. (a)	363,105	780,676
Eastman Kodak Co. (a)(b)	368,720	1,559,686
Immersion Corp.	161,058	1,169,281
Intevac, Inc. (a)	132,021	757,801
IonQ, Inc. (a)(b)	763,163	3,937,921
Movano, Inc. (a)	72,161	134,941
One Stop Systems, Inc. (a)	69,366	217,809
Pure Storage, Inc. Class A (a)	1,389,686	40,564,934
Quantum Corp. (a)	514,364	653,242
Socket Mobile, Inc. (a)(b)	29,148	59,170
Sonim Technologies, Inc. (a)(b)	44,502	18,379
Super Micro Computer, Inc. (a)	225,398	20,337,662
Transact Technologies, Inc. (a)(b)	31,361	199,142
Turtle Beach Corp. (a)(b)	79,003	754,479
Xerox Holdings Corp.	560,156	9,136,144
		148,970,321
TOTAL INFORMATION TECHNOLOGY		5,540,835,952
MATERIALS - 4.6%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	95,442	266,283
AdvanSix, Inc.	141,359	5,818,336
AgroFresh Solutions, Inc. (a)	176,544	520,805
American Vanguard Corp.	151,046	3,474,058
Amyris, Inc. (a)(b)	1,005,896	1,740,200
Ashland, Inc.	248,686	27,820,503
Aspen Aerogels, Inc. (a)(b)	147,985	1,784,699
Avient Corp.	429,401	14,861,569
Axalta Coating Systems Ltd. (a)	1,100,147	29,527,945
Balchem Corp.	159,975	22,524,480
Cabot Corp.	280,021	20,615,146
Chase Corp.	38,200	3,629,000
Core Molding Technologies, Inc. (a)	33,449	361,584
Crown ElectroKinetics Corp. (a)(b)	72,292	14,820
Danimer Scientific, Inc. (a)(b)	428,612	1,140,108
Diversey Holdings Ltd. (a)	385,375	1,980,828
Ecovyst, Inc. (a)	341,244	3,170,157
Element Solutions, Inc.	1,146,377	22,423,134
Flotek Industries, Inc. (a)(b)	326,198	394,700
FutureFuel Corp.	132,095	1,167,720
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	4,143,227	8,245,022
H.B. Fuller Co.	267,300	21,466,863
Hawkins, Inc.	95,359	3,966,934
Huntsman Corp.	946,300	26,288,214
Ingevity Corp. (a)	180,392	14,119,282
Innospec, Inc.	126,184	13,992,544
Intrepid Potash, Inc. (a)	49,065	1,768,793
Koppers Holdings, Inc.	106,022	3,158,395
Kronos Worldwide, Inc.	113,507	1,045,399
Livent Corp. (a)(b)	894,777	25,044,808
Loop Industries, Inc. (a)(b)	117,496	328,989
LSB Industries, Inc. (a)	247,184	3,814,049
Mativ, Inc.	277,749	5,768,847
Minerals Technologies, Inc.	163,206	9,839,690
NewMarket Corp.	34,621	10,940,928
Northern Technologies International Corp.	39,462	513,006
Olin Corp.	675,602	38,495,802
Origin Materials, Inc. Class A (a)(b)	615,472	3,428,179
Orion Engineered Carbons SA	280,377	5,265,480
Perimeter Solutions SA (a)	781,292	8,469,205
PureCycle Technologies, Inc. (a)(b)	665,680	4,619,819
Quaker Houghton (b)	69,159	13,609,800
Rayonier Advanced Materials, Inc. (a)	317,824	2,459,958
RPM International, Inc.	644,511	66,784,230
Sensient Technologies Corp.	211,864	15,828,359
Stepan Co.	107,474	11,990,874
The Chemours Co. LLC	773,293	24,010,748
The Scotts Miracle-Gro Co. Class A	205,146	11,473,816
Tredegar Corp.	133,427	1,379,635
Trinseo PLC	172,310	4,247,442
Tronox Holdings PLC	573,778	8,107,483
Valhi, Inc.	10,431	232,194
Valvoline, Inc.	883,009	29,121,637
Westlake Corp.	172,711	18,592,339
		581,654,838
Construction Materials - 0.2%
Eagle Materials, Inc.	188,136	25,650,462
Smith-Midland Corp. (a)	22,070	503,196
Summit Materials, Inc. (a)	590,638	17,890,425
United States Lime & Minerals, Inc.	11,419	1,587,013
		45,631,096
Containers & Packaging - 0.8%
Aptargroup, Inc.	326,263	34,629,555
Berry Global Group, Inc.	623,457	36,534,580
Crown Holdings, Inc.	606,228	49,838,004
Cryptyde, Inc. (a)	83,009	24,488
Graphic Packaging Holding Co.	1,540,278	35,395,588
Greif, Inc.:
Class A	124,881	8,780,383
Class B	35,663	2,679,718
Myers Industries, Inc.	185,283	4,324,505
O-I Glass, Inc. (a)	777,418	12,757,429
Pactiv Evergreen, Inc.	192,236	2,237,627
Ranpak Holdings Corp. (A Shares) (a)	200,073	1,082,395
Silgan Holdings, Inc.	417,789	22,101,038
Sonoco Products Co.	485,500	29,795,135
TriMas Corp.	211,251	5,777,715
		245,958,160
Metals & Mining - 1.6%
5E Advanced Materials, Inc. (a)(b)	145,696	1,631,795
Alcoa Corp.	902,515	45,243,077
Alpha Metallurgical Resources	78,781	13,489,671
Ampco-Pittsburgh Corp. (a)(b)	60,937	184,639
Arconic Corp. (a)	517,607	12,334,575
Ascent Industries Co. (a)	41,569	441,878
ATI, Inc. (a)	647,570	19,757,361
Carpenter Technology Corp.	246,093	10,104,579
Century Aluminum Co. (a)	255,469	2,301,776
Cleveland-Cliffs, Inc. (a)	2,586,768	40,043,169
Coeur d'Alene Mines Corp. (a)(b)	1,410,880	4,938,080
Commercial Metals Co.	601,797	29,620,448
Compass Minerals International, Inc.	172,299	7,641,461
Contango ORE, Inc. (a)	7,738	172,635
Dakota Gold Corp. (a)	260,240	879,611
Friedman Industries	34,655	314,667
Gatos Silver, Inc. (a)(b)	249,142	949,231
Gold Resource Corp.	432,242	704,554
Golden Minerals Co. (a)(b)	536,743	127,530
Haynes International, Inc.	62,912	3,143,084
Hecla Mining Co.	2,829,360	15,420,012
Hycroft Mining Holding Corp. (a)(b)	780,797	562,408
Idaho Strategic Resources, Inc. (a)	36,602	201,677
Kaiser Aluminum Corp.	80,520	7,279,008
Materion Corp.	103,935	8,373,004
McEwen Mining, Inc. (a)(b)	185,957	1,013,466
MP Materials Corp. (a)	461,798	15,354,784
Olympic Steel, Inc.	48,264	1,693,584
Paramount Gold Nevada Corp. (a)(b)	22,246	8,133
Piedmont Lithium, Inc. (a)(b)	80,374	4,634,365
Ramaco Resources, Inc.	120,634	1,381,259
Reliance Steel & Aluminum Co.	301,326	63,667,171
Royal Gold, Inc.	328,447	36,894,452
Ryerson Holding Corp.	105,220	3,102,938
Schnitzer Steel Industries, Inc. Class A	126,544	4,344,256
Solitario Exploration & Royalty Corp. (a)(b)	218,549	126,758
Steel Dynamics, Inc.	866,602	90,065,946
SunCoke Energy, Inc.	417,740	3,534,080
TimkenSteel Corp. (a)	208,375	3,896,613
U.S. Antimony Corp. (a)(b)	398,859	144,387
U.S. Gold Corp. (a)	33,534	142,184
United States Steel Corp.	1,186,798	31,200,919
Universal Stainless & Alloy Products, Inc. (a)	45,050	334,271
Warrior Metropolitan Coal, Inc.	259,411	9,551,513
Worthington Industries, Inc.	151,563	8,599,685
		505,550,694
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	86,676	3,382,964
Glatfelter Corp.	231,984	804,984
Louisiana-Pacific Corp.	369,263	23,558,979
Mercer International, Inc. (SBI)	205,512	2,836,066
Resolute Forest Products, Inc. (a)	221,127	4,665,780
Sylvamo Corp.	166,315	8,995,978
		44,244,751
TOTAL MATERIALS		1,423,039,539
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust (SBI) (b)	484,962	7,458,716
Agree Realty Corp.	404,024	28,261,479
Alexander & Baldwin, Inc. (b)	359,986	7,109,724
Alexanders, Inc. (b)	11,674	2,851,258
Alpine Income Property Trust, Inc.	66,913	1,272,685
American Assets Trust, Inc.	260,935	7,642,786
American Homes 4 Rent Class A	1,519,987	50,265,970
Americold Realty Trust	1,354,656	40,436,482
Apartment Income (REIT) Corp.	781,266	29,727,171
Apartment Investment & Management Co. Class A	757,190	6,345,252
Apple Hospitality (REIT), Inc.	1,065,853	18,183,452
Armada Hoffler Properties, Inc. (b)	355,905	4,324,246
Ashford Hospitality Trust, Inc. (a)(b)	177,148	1,153,233
Bluerock Homes Trust, Inc. (a)	17,451	427,899
Braemar Hotels & Resorts, Inc.	286,125	1,055,801
Brandywine Realty Trust (SBI)	857,759	5,927,115
Brixmor Property Group, Inc.	1,503,117	34,842,252
Broadstone Net Lease, Inc. (b)	883,013	14,984,731
BRT Apartments Corp.	64,697	1,334,699
CareTrust (REIT), Inc.	491,352	9,728,770
CBL & Associates Properties, Inc.	120,364	3,671,102
Centerspace (b)	82,079	5,294,096
Chatham Lodging Trust	248,056	3,316,509
City Office REIT, Inc. (b)	210,139	2,078,275
Clipper Realty, Inc.	80,377	609,258
Community Healthcare Trust, Inc.	118,061	4,162,831
CorEnergy Infrastructure Trust, Inc.	89,084	308,231
Corporate Office Properties Trust (SBI) (b)	567,006	15,745,757
Cousins Properties, Inc.	764,604	20,170,254
Creative Media & Community Trust Corp.	70,883	427,424
CTO Realty Growth, Inc.	79,984	1,677,264
CubeSmart	1,126,350	46,619,627
DiamondRock Hospitality Co.	1,074,031	10,106,632
Diversified Healthcare Trust (SBI) (b)	1,193,182	1,181,250
Douglas Emmett, Inc.	881,603	15,269,364
Easterly Government Properties, Inc. (b)	474,765	7,520,278
EastGroup Properties, Inc.	219,296	34,043,511
Elme Communities (SBI)	447,860	8,849,714
Empire State Realty Trust, Inc. (b)	659,815	5,087,174
EPR Properties	375,193	15,611,781
Equity Commonwealth	553,983	15,007,399
Equity Lifestyle Properties, Inc.	877,442	58,279,698
Essential Properties Realty Trust, Inc.	724,036	16,804,876
Farmland Partners, Inc. (b)	238,280	3,164,358
First Industrial Realty Trust, Inc.	664,640	33,597,552
Four Corners Property Trust, Inc.	423,584	11,496,070
Franklin Street Properties Corp. (b)	478,892	1,398,365
Gaming & Leisure Properties	1,281,378	67,413,297
Generation Income Properties, Inc.	1,338	6,931
Getty Realty Corp.	212,280	7,009,486
Gladstone Commercial Corp.	204,308	3,879,809
Gladstone Land Corp. (b)	159,191	3,269,783
Global Medical REIT, Inc.	325,071	3,283,217
Global Net Lease, Inc. (b)	517,093	6,996,268
Global Self Storage, Inc.	73,418	374,432
Healthcare Trust of America, Inc.	1,916,720	39,350,262
Hersha Hospitality Trust	160,991	1,550,343
Highwoods Properties, Inc. (SBI)	533,754	15,905,869
Hudson Pacific Properties, Inc.	665,438	7,692,463
Independence Realty Trust, Inc. (b)	1,121,857	20,328,049
Indus Realty Trust, Inc.	25,661	1,642,304
Industrial Logistics Properties Trust	337,376	1,373,120
InnSuites Hospitality Trust (b)	27,399	44,660
InvenTrust Properties Corp.	346,428	8,906,664
iStar Financial, Inc.	439,585	3,529,868
JBG SMITH Properties	506,992	10,449,105
Kilroy Realty Corp. (b)	532,896	23,031,765
Kite Realty Group Trust	1,113,970	25,398,516
Lamar Advertising Co. Class A	437,265	43,787,717
Life Storage, Inc.	425,976	45,788,160
LTC Properties, Inc.	200,697	7,885,385
LXP Industrial Trust (REIT) (b)	1,437,584	15,468,404
Medalist Diversified (REIT), Inc.	211,329	166,950
Medical Properties Trust, Inc. (b)	3,024,288	39,678,659
Modiv, Inc.	30,911	409,571
National Health Investors, Inc.	224,208	12,613,942
National Retail Properties, Inc.	889,093	41,218,351
National Storage Affiliates Trust	430,663	17,144,694
Necessity Retail (REIT), Inc./The	664,135	4,436,422
NETSTREIT Corp. (b)	267,173	5,217,889
New York City REIT, Inc. (b)	68,458	156,769
NexPoint Residential Trust, Inc.	121,676	5,851,399
Office Properties Income Trust (b)	245,398	3,752,135
Omega Healthcare Investors, Inc.	1,174,413	35,561,226
One Liberty Properties, Inc. (b)	88,645	2,113,297
Orion Office (REIT), Inc.	282,442	2,623,886
Outfront Media, Inc.	731,801	13,384,640
Paramount Group, Inc. (b)	857,194	5,588,905
Park Hotels & Resorts, Inc.	1,137,575	14,595,087
Pebblebrook Hotel Trust (b)	673,699	11,217,088
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	21,419	52,798
Phillips Edison & Co., Inc.	593,040	19,113,679
Physicians Realty Trust	1,145,009	17,094,984
Piedmont Office Realty Trust, Inc. Class A	616,380	6,416,516
Plymouth Industrial REIT, Inc. (b)	182,707	3,782,035
Postal Realty Trust, Inc.	95,190	1,474,493
Potlatch Corp.	405,150	19,362,119
Presidio Property Trust, Inc. Class A (b)	78,362	86,198
Rayonier, Inc.	735,166	26,377,756
Retail Opportunity Investments Corp.	631,654	9,632,724
Rexford Industrial Realty, Inc.	864,401	47,792,731
RLJ Lodging Trust	820,317	9,942,242
RPT Realty	437,860	4,904,032
Ryman Hospitality Properties, Inc.	275,667	25,231,801
Sabra Health Care REIT, Inc.	1,173,569	15,150,776
Safehold, Inc. (b)	121,373	3,582,931
Saul Centers, Inc.	64,227	2,768,184
Service Properties Trust	835,812	6,561,124
SITE Centers Corp.	932,711	12,675,542
SL Green Realty Corp.	322,420	13,528,743
Sotherly Hotels, Inc. (a)	66,587	129,179
Spirit Realty Capital, Inc.	689,105	28,542,729
Stag Industrial, Inc.	904,864	29,779,074
Store Capital Corp.	1,328,724	42,386,296
Summit Hotel Properties, Inc.	538,398	4,603,303
Sun Communities, Inc.	620,057	91,086,373
Sunstone Hotel Investors, Inc. (b)	1,078,771	11,855,693
Tanger Factory Outlet Centers, Inc.	533,595	10,378,423
Terreno Realty Corp.	337,219	19,774,522
The Macerich Co. (b)	1,077,038	13,678,383
UMH Properties, Inc.	267,965	4,718,864
Uniti Group, Inc.	1,212,190	9,236,888
Universal Health Realty Income Trust (SBI)	64,600	3,390,854
Urban Edge Properties	602,673	9,480,046
Urstadt Biddle Properties, Inc. Class A (b)	161,271	3,085,114
Veris Residential, Inc. (a)	407,621	6,546,393
Wheeler REIT, Inc. (a)(b)	41,202	74,164
Whitestone REIT Class B	240,481	2,339,880
WP Carey, Inc.	1,045,541	82,388,631
Xenia Hotels & Resorts, Inc. (b)	587,865	9,064,878
		1,823,000,253
Real Estate Management & Development - 0.6%
Alset, Inc. (a)(b)	176,415	44,756
Altisource Asset Management Corp. (a)(b)	2,407	46,672
Altisource Portfolio Solutions SA (a)	46,319	698,954
American Realty Investments, Inc. (a)(b)	8,652	182,817
Amrep Corp. (a)	12,190	140,185
Anywhere Real Estate, Inc. (a)	579,717	4,376,863
Avalon GloboCare Corp. (a)(b)	78,048	32,296
Compass, Inc. (a)	1,240,085	3,707,854
Comstock Holding Companies, Inc. (a)	13,714	59,244
Cushman & Wakefield PLC (a)	814,980	9,307,072
Digitalbridge Group, Inc. (b)	750,479	10,829,412
Doma Holdings, Inc. Class A (a)	585,222	231,163
Douglas Elliman, Inc.	357,457	1,472,723
eXp World Holdings, Inc.	374,923	4,900,244
Fathom Holdings, Inc. (a)(b)	40,231	196,730
Forestar Group, Inc. (a)	95,607	1,417,852
FRP Holdings, Inc. (a)	33,716	2,053,304
Howard Hughes Corp. (a)	179,160	13,354,586
InterGroup Corp. (a)	2,598	118,677
J.W. Mays, Inc. (a)	1,226	59,130
Jones Lang LaSalle, Inc. (a)	240,133	40,383,167
Kennedy-Wilson Holdings, Inc.	588,965	10,024,184
Marcus & Millichap, Inc.	123,878	4,613,217
Maui Land & Pineapple, Inc. (a)	29,356	273,598
Newmark Group, Inc.	654,408	5,549,380
Offerpad Solutions, Inc. (a)(b)	355,251	252,228
Opendoor Technologies, Inc. (a)(b)	2,569,067	4,752,774
Rafael Holdings, Inc. (a)	54,520	106,859
RE/MAX Holdings, Inc.	99,971	2,079,397
Redfin Corp. (a)(b)	544,328	2,917,598
Seritage Growth Properties (a)(b)	184,475	2,208,166
Stratus Properties, Inc.	36,005	874,922
Tejon Ranch Co. (a)	125,228	2,454,469
The RMR Group, Inc.	70,584	2,040,583
The St. Joe Co.	177,639	6,826,667
Transcontinental Realty Investors, Inc. (a)(b)	5,236	221,745
Trinity Place Holdings, Inc. (a)(b)	50,234	24,363
WeWork, Inc. (a)(b)	1,154,332	3,185,956
Zillow Group, Inc.:
Class A (a)	328,721	12,294,165
Class C (a)(b)	793,319	30,130,256
		184,444,228
TOTAL REAL ESTATE		2,007,444,481
UTILITIES - 2.2%
Electric Utilities - 0.6%
Allete, Inc.	285,865	18,924,263
Avangrid, Inc.	348,083	14,887,510
Genie Energy Ltd. Class B	108,275	1,079,502
Hawaiian Electric Industries, Inc.	539,105	22,146,433
IDACORP, Inc.	254,333	28,111,426
MGE Energy, Inc.	182,842	13,166,452
OGE Energy Corp.	1,000,212	40,468,578
Otter Tail Corp.	209,267	12,478,591
PNM Resources, Inc.	426,767	20,911,583
Portland General Electric Co. (b)	446,245	21,968,641
Via Renewables, Inc. Class A,	63,751	411,831
		194,554,810
Gas Utilities - 0.7%
Chesapeake Utilities Corp.	90,664	10,855,201
National Fuel Gas Co.	458,736	30,382,085
New Jersey Resources Corp.	485,190	24,138,203
Northwest Natural Holding Co.	178,158	8,927,497
ONE Gas, Inc.	271,779	23,631,184
RGC Resources, Inc.	38,045	923,733
South Jersey Industries, Inc.	601,088	20,857,754
Southwest Gas Corp.	309,721	21,203,500
Spire, Inc.	263,298	19,510,382
UGI Corp.	1,046,925	40,463,651
		200,893,190
Independent Power and Renewable Electricity Producers - 0.3%
Altus Power, Inc. Class A (a)	174,478	1,247,518
Clearway Energy, Inc.:
Class A	176,482	5,809,787
Class C	405,867	14,383,926
Montauk Renewables, Inc. (a)(b)	320,980	3,874,229
Ormat Technologies, Inc. (b)	243,356	22,006,683
Sunnova Energy International, Inc. (a)(b)	500,996	11,437,739
Vistra Corp.	1,956,678	47,605,976
		106,365,858
Multi-Utilities - 0.2%
Avista Corp.	367,001	15,149,801
Black Hills Corp.	326,225	23,367,497
NorthWestern Energy Corp.	283,678	16,569,632
Unitil Corp.	79,189	4,341,141
		59,428,071
Water Utilities - 0.4%
American States Water Co.	187,545	18,377,535
Artesian Resources Corp. Class A	36,556	1,994,495
Cadiz, Inc. (a)(b)	153,979	326,435
California Water Service Group	275,210	17,869,385
Consolidated Water Co., Inc.	76,570	1,114,859
Essential Utilities, Inc.	1,193,426	57,570,870
Global Water Resources, Inc.	61,544	786,532
Middlesex Water Co.	86,820	8,113,329
Pure Cycle Corp. (a)	103,795	1,101,265
SJW Group	130,507	9,747,568
York Water Co.	72,588	3,316,546
		120,318,819
TOTAL UTILITIES		681,560,748
TOTAL COMMON STOCKS (Cost $26,441,762,217)		30,902,463,324

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8.00%	86	1,892
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	117,390	5,870
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,395)		7,762

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,991,137)	5,000,000	4,968,461

Money Market Funds - 7.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.37% (f)(g) (Cost $2,158,596,962)	2,158,381,124	2,158,596,962

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $28,605,356,711)	33,066,036,509
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(2,093,474,567)
NET ASSETS - 100.0%	30,972,561,942

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	481	Dec 2022	45,394,375	2,678,872	2,678,872
CME E-mini S&P MidCap 400 Index Contracts (United States)	116	Dec 2022	29,925,680	2,241,985	2,241,985

TOTAL FUTURES CONTRACTS					4,920,857
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,385,855.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	182,474,717	3,377,725,697	3,560,200,414	671,832	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	3,042,401,863	6,964,859,676	7,848,664,577	41,417,891	-	-	2,158,596,962	6.7%
Total	3,224,876,580	10,342,585,373	11,408,864,991	42,089,723	-	-	2,158,596,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Stran & Co., Inc.	36,481	26,677	875	-	35	(13,484)	-
Total	36,481	26,677	875	-	35	(13,484)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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